PRESIDENT'S MESSAGE


Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Federated Managed Growth Fund, a portfolio of Managed Series Trust, for the 12-month period from December 1, 1997, through November 30, 1998. Included in this report is our investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 58.3% of the fund's $262.1 million in net assets was invested across stocks, including large-cap value, large-cap growth, small-cap value, small-cap growth, and foreign. The rest of the portfolio was diversified among U.S. and foreign bonds.*

Over the fund's fiscal year, the fund's Institutional Shares delivered a total return of 10.56%** through a $0.05 increase in share price, dividends totaling $0.34 per share and capital gains totaling $0.88 per share. The fund's Select Shares produced a total return of 9.80%** through a $0.05 increase in share price, dividends totaling $0.25 per share and capital gains totaling $0.88 per share.

Thank you for pursuing your long-term goals through the high level of diversification and professional management of Federated Managed Growth Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/Glen R. Johnson

Glen R. Johnson
President
January 15, 1999

 * International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investoris shares, when redeemed, may be worth more or less than their original cost.


                               INVESTMENT REVIEW


Performance For Twelve Months Ended
November 30, 1998

The 12 month reporting period ended November 30, 1998, was a generally favorable one for financial assets, although investors suffered through a period of high volatility in the second half of the period. Federated Managed Growth Fund moved up with the advance in security prices this year but enjoyed less volatility than the stock market in the six months ended November 30, 1998. For the 12 month reporting period ended November 30, 1998, an investor in the fund's Institutional Shares had a total return of 10.56%,* while an investor in the fund's Select Shares had a total return of 9.80%.* As usual, performance among asset classes showed wide variation. The U.S. stock market set new all-time highs in July, but then embarked on a steep, swift decline through August. After moving in a trading range through early October, the stock market rebounded strongly through late November. The highest quality portion of the bond market-- U.S. Treasuries--did very well in this period of turbulence as investors around the world looked for safety and stability. Other sectors of the bond market did better than the stock market, but not as well as the U.S. Treasury sector in the last six months of the reporting period.

Asset Allocation as of November 30, 1998

Federated Managed Growth Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at November 30, 1998.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investoris shares, when redeemed, may be worth more or less than their original cost.

                 Asset Categories As A Percentage of Total Assets
                                      Permitted              Percentage as of
                                        Range                November 30, 1998
Asset Category
Bonds(1)                               30-50%                         41
U.S. Treasury Securities                0-40%                         15
Mortgage-Backed
Securities                              0-15%                          8
Investment Grade
Corporate Bonds                         0-15%                          8
High Yield Corporate Bonds              0-15%                          5
Foreign Bonds                           0-15%                          5
Equities(1)                            50-70%                         59
Large Company Stocks                   30-50%                         41
Small Company Stocks                    5-15%                          7
Foreign Stocks                          5-15%                         11

 (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on November 30, 1998, have been included under the appropriate equity asset category.

The fund had somewhat below normal allocations to stocks and the higher risk portions of the bond market entering the late summer period of downside volatility in the financial markets. In October, with stock prices well below their all-time highs set in July, fund management added to both stock and high yield bond positions. These additions helped performance as financial markets rebounded strongly in the late October-November period. By November 30, 1998, the fund held only a slightly above normal position in bonds.

Structure of the Bond Portfolio

Within a range of four to six years, the fund's bond duration is set at 4.8 years. This duration is set at a slightly below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds.

Within the bond portfolio, U.S. Treasuries were emphasized for much of the last 12 months. Lower than normal yield advantages offered by corporate bonds over U.S. Treasuries led fund management to underweight both investment grade and high yield corporate bonds until November 1998. These underweights helped performance as investors in late summer were willing to pay an above normal premium for the safety of U.S. Treasuries, thus making these bonds a very strong sector of the fixed income market. Once yield relationship returned to historically normal levels, management added to the investment grade and high yield corporate areas.

Structure of the Equity Portfolio

In a global equity sell-off, U.S. stocks declined rapidly in late summer. The size and swiftness of the decline can be at least partially attributed to the lack of valuation support for stocks versus historical standards. In July, stocks were richly priced versus their fundamentals. Investors paid much higher than normal prices for a dollar of earnings or a dollar of plant and equipment. This willingness on the part of investors to pay high prices reflects optimistic assessments about future economic conditions, which may well be justified. However, optimistic investors, sitting on large unrealized gains from a multi-year bull market, create above normal risk for the market as any change in sentiment can quickly lead to substantial selling. This is the situation that prevailed in mid-July prior to the decline.

The Federal Reserve Board's decision to move to an easier monetary policy in the fall had the desired effect of dramatically restoring confidence. It also led to a quick rebound in large cap stocks. With stocks back to their mid-July levels, valuation had re-emerged as a concern. Therefore, the fund had a slightly below normal stock allocation despite the favorable economic and monetary policy environment.

The historic tendency of small-cap U.S. stocks to underperform in down markets led fund management to underweight this sector of the equity market in September. This move enhanced returns as small cap stocks underperformed large-cap stocks for the three months ended November 30, 1998.*

* Small-cap stocks have historically experienced greater volatility than stocks of companies with larger capitalizations.


Federated Managed Growth Fund

(Institutional Shares)

Growth of $25,000 Invested in Federated Managed Growth Fund (Institutional
Shares)

The graph below illustrates the hypothetical investment of $25,000* in the Federated Managed Growth Fund (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1998 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Managed Growth Indices Blend (MGIB).++


[GRAPHIC]-See Appendix G.


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++ The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 33% Standard and Poor's 500 Index, 9% Russell 2000 Index, 3% Standard and Poor's Utility Index, 9% Morgan Stanley Capital International Europe Australia Far East Index, 6% Merrill Lynch 91-Day Treasury Bill Index, 11% Lehman Brothers Intermediate Treasury Index, 5% Lehman Brothers Long Treasury Index, 6% Lehman Brothers Mortgage Index, 6% Lehman Brothers Intermediate Corporate Index, 6% Lehman Brothers Single B Rated Index, and 6% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.


Federated Managed Growth Fund

(Select Shares)

Growth of $10,000 Invested in Federated Managed Growth Fund (Select Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Federated Managed Growth Fund (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1998 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Managed Growth Indices Blend (MGIB).++


[GRAPHIC]-See Appendix H.


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++ The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 33% Standard and Poor's 500 Index, 9% Russell 2000 Index, 3% Standard and Poor's Utility Index, 9% Morgan Stanley Capital International Europe Australia Far East Index, 6% Merrill Lynch 91-Day Treasury Bill Index, 11% Lehman Brothers Intermediate Treasury Index, 5% Lehman Brothers Long Treasury Index, 6% Lehman Brothers Mortgage Index, 6% Lehman Brothers Intermediate Corporate Index, 6% Lehman Brothers Single B Rated Index, and 6% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.



                            PORTFOLIO OF INVESTMENTS

                         Federated Managed Growth Fund

                               November 30, 1998

                                                                                                                            Value
                                                                                                                           in U.S.
Shares                                                                                                                     Dollars
*Stocks--58.3%
Large-Company Value Stocks--15.2%
Basic Materials--0.9%
                                       5,800  Air Products & Chemicals, Inc.                                    $    221,125
                                      27,930  Archer-Daniels-Midland Co.                                             513,214
                                       4,400  Dow Chemical Co.                                                       428,450
                                       4,700  Du Pont (E.I.) de Nemours & Co.                                        276,125
                                       4,600  International Paper Co.                                                199,813
                                      26,000  LTV Corporation                                                        143,000
                                       5,300  Martin Marietta Materials                                              257,050
                                       8,000  Universal Corp.                                                        281,500
                                              Total                                                                2,320,277
Capital Goods--1.1%
                                       2,006  AMP, Inc.
                                      97,040
                                       5,700  Caterpillar, Inc.                                                      281,794
                                       6,900  Ford Motor Co.                                                         381,225
                                       6,200  General Motors Corp.                                                   434,000
                                      11,200  Ingersoll-Rand Co.                                                     524,300
                                      10,400  Johnson Controls, Inc.                                                 601,900
                                       3,500  Northrop Corp.                                                         284,375
                                       8,200  Parker-Hannifin Corp.                                                  284,950
                                              Total                                                                2,889,584
Communication Services--2.0%
                                      19,186  AT&T Corp.                                                           1,195,528
                                       4,500  Ameritech Corp.                                                        243,563
                                      21,200  Bell Atlantic Corp.                                                  1,179,250
                                       6,900  CBS Corp.                                                              205,706
                                      17,800  GTE Corp.                                                             1,103,600
                                       7,097  (a)MCI Worldcom, Inc.                                                   418,723
                                      15,600  U.S. West, Inc.                                                         971,100
                                              Total                                                                 5,317,470
Consumer Cyclicals--0.7%
                                       4,200  Block (H&R), Inc.                                                       399,944
                                       5,800  ITT Industries, Inc.                                                    208,800
                                      26,200  (a)K Mart Corp.                                                         399,550
                                      14,000  Limited, Inc.                                                           405,125
                                       2,300  Penney (J.C.) Co., Inc.                                                 126,500
                                       4,200  Sears, Roebuck & Co.                                                    199,238
                                              Total                                                                 1,739,157
Consumer Staples--0.6%
                                       8,600  Kimberly-Clark Corp.                                                    452,575
                                       5,600  (a)King World Productions, Inc.                                         152,600
                                      13,700  RJR Nabisco Holdings Corp.                                              394,731
                                       7,100  Rubbermaid, Inc.                                                        234,744
                                      10,200  UST, Inc.                                                               354,450
                                              Total                                                                 1,589,100
Energy--1.6%
                                       5,100  Atlantic Richfield Co.                                                  339,150
                                      10,400  (a)BJ Services Co.                                                      143,650
                                       6,700  Chevron Corp.                                                           560,288
                                      21,800  Exxon Corp.                                                           1,636,363
                                      12,500  Occidental Petroleum Corp.                                              253,125
                                       4,400  Phillips Petroleum Co.                                                  184,800
                                      16,300  Sunoco, Inc.                                                            552,163
                                       2,600  Texaco, Inc.                                                            149,663
                                      16,700  USX-Marathon Group                                                      473,863
                                              Total                                                                 4,293,065
Financials--4.3%
                                       1,600  Allmerica Financial Corp.                                                88,300
                                      17,200  Allstate Corp.                                                          700,900
                                       2,900  American General Corp.                                                  204,269
                                       3,900  American International Group, Inc.                                      366,600
                                      13,300  Bank One Corp.                                                          682,456
                                      17,018  BankAmerica Corp.                                                     1,109,361
                                       4,500  BankBoston Corp.                                                        187,313
                                       3,500  Bear Stearns Cos., Inc.                                                 147,000
                                      12,300  CIGNA Corp.                                                             957,094
                                       6,900  Chase Manhattan Corp.                                                   437,719
                                       4,750  Citigroup, Inc.                                                         238,391
                                      15,600  First Union Corp.                                                       947,700
                                       6,400  Fleet Financial Group, Inc.                                             266,800
                                       1,800  General RE Corp.                                                        420,300
                                       7,900  (a)Golden State Bancorp, Inc.                                           152,075
                                       3,800  Hartford Financial Services Group, Inc.                                 209,713
                                       6,200  KeyCorp                                                                 190,263
                                       3,900  Loews Corp.                                                             390,000
                                       5,600  MBIA, Inc.                                                              362,600
                                      11,850  Marsh & McLennan Cos., Inc.                                             689,522
                                       5,700  Mellon Bank Corp.                                                       358,744
                                       2,600  Merrill Lynch & Co., Inc.                                               195,000
                                       6,900  Morgan Stanley, Dean Witter, Discover & Co.                             481,275
                                      10,650  Old Republic International Corp.                                        226,978
                                       3,800  PNC Bank Corp.                                                          195,938
                                       6,600  Torchmark Corp.                                                         250,800
                                       7,100  Washington Federal, Inc.                                                180,163
                                      13,272  Washington Mutual, Inc.                                                 514,290
                                              Total                                                                11,151,564
Health Care--0.5%
                                      20,400  Pharmacia & Upjohn, Inc.                                              1,062,075
                                       7,500  United Healthcare Corp.                                                 338,438
                                              Total                                                                 1,400,513
Services--0.0%
                                       3,300  Cooper Industries, Inc.                                                 162,113
Technology--1.2%
                                       6,800  Eastman Kodak Co.                                                       493,425
                                       5,700  Electronic Data Systems Corp.                                           222,300
                                      11,700  First Data Corp.                                                        312,244
                                       6,000  International Business Machines Corp.                                   990,000
                                       7,200  Raytheon Co., Class A                                                   393,750
                                      18,400  (a)Storage Technology Corp.                                             644,000
                                              Total                                                                 3,055,719
Transportation--0.4%
                                       4,100  (a)AMR Corp.                                                            270,344
                                      10,500  CNF Transporation, Inc.                                                 374,719
                                      11,400  Ryder Systems, Inc.                                                     325,613
                                              Total                                                                   970,676
Utilities--1.9%
                                       4,800  Allegheny Energy, Inc.                                                  162,000
                                       6,200  Baltimore Gas & Electric Co.                                            190,263
                                       8,000  CMS Energy Corp.                                                        390,000
                                      21,800  Coastal Corp.                                                           760,275
                                       7,950  Columbia Energy Group                                                   451,163
                                       4,200  Consolidated Edison Co.                                                 213,413
                                       4,600  Dominion Resources, Inc.                                                212,463
                                      11,700  Entergy Corp.                                                           342,956
                                      11,700  Houston Industries, Inc.                                                370,013
                                      18,100  P G & E Corp.                                                           559,969
                                       9,700  Pacificorp                                                              181,875
                                      10,900  Public Service Enterprises Group, Inc.                                  425,100
                                      11,400  Southern Co.                                                            336,300
                                       7,800  Texas Utilities Co.                                                     347,588
                                              Total                                                                 4,943,378
                                              Total Large-Company Value Stocks                                     39,832,616
Large-Company Growth Stocks--16.2%
Basic Materials--0.3%
                                       3,600  Bemis Co., Inc.                                                         136,125
                                       4,400  Hercules, Inc.                                                          144,650
                                       4,700  Monsanto Co.                                                            212,969
                                       2,600  PPG Industries, Inc.                                                    159,088
                                              Total                                                                   652,832
Capital Goods--1.7%
                                       6,200  Allied-Signal, Inc.                                                     272,800
                                       4,000  Avery Dennison Corp.                                                    191,750
                                       4,700  Crown Cork & Seal Co., Inc.                                             158,625
                                       6,200  Dover Corp.                                                             220,875
                                      24,800  General Electric Co.                                                  2,244,400
                                       4,100  Hillenbrand Industries, Inc.                                            232,931
                                       7,400  Miller Herman, Inc.                                                     157,250
                                       4,200  (a)SCI Systems, Inc.                                                    204,225
                                       4,100  United Technologies Corp.                                               439,469
                                       7,030  Waste Management, Inc.                                                  301,411
                                              Total                                                                 4,423,736
Communication Services--0.5%
                                       5,200  (a)Airtouch Communications, Inc.                                        297,375
                                       2,300  (a)Chancellor Media Corp., Class A                                       86,681
                                       4,500  Cincinnati Bell, Inc.                                                   141,750
                                       2,500  Comcast Corp., Class A                                                  121,250
                                       3,400  (a)Liberty Media Group, Class A                                         137,063
                                       7,600  (a)MCI Worldcom, Inc.                                                   448,400
                                       2,900  SBC Communications, Inc.                                                139,019
                                              Total                                                                 1,371,538
Consumer Cyclicals--1.6%
                                       3,400  (a)Abercrombie & Fitch Co., Class A                                     190,400
                                       2,300  (a)Costco Cos., Inc.                                                    144,325
                                       3,800  Dayton-Hudson Corp.                                                     171,000
                                       4,100  Gannett Co., Inc.                                                       264,706
                                       2,700  Gap (The), Inc.                                                         198,619
                                       5,300  Harley Davidson, Inc.                                                   221,606
                                      13,200  Home Depot, Inc.                                                        656,700
                                       4,200  (a)Jones Apparel Group, Inc.                                             97,388
                                       3,400  Lowe's Cos., Inc.                                                       143,650
                                       9,000  Masco Corp.                                                             259,875
                                       2,700  Maytag Corp.                                                            146,138
                                       4,600  Nordstrom, Inc.                                                         171,350
                                      10,700  Service Corp. International                                             399,913
                                       3,800  (a)Staples, Inc.                                                        132,763
                                      12,400  TJX Cos., Inc.                                                          317,750
                                      10,300  Wal-Mart Stores, Inc.                                                   775,719
                                              Total                                                                 4,291,902
Consumer Staples--3.3%
                                       4,300  Avon Products, Inc.                                                     174,688
                                       7,800  Campbell Soup Co.                                                       445,575
                                       2,100  Cardinal Health, Inc.                                                   144,113
                                      16,300  Coca-Cola Co.                                                         1,142,019
                                      19,700  Dial Corp.                                                              517,125
                                       9,900  Disney (Walt) Co.                                                       318,656
                                       4,700  Dole Food, Inc.                                                         148,638
                                       5,600  Gillette Co.                                                            257,250
                                       3,800  Heinz (H.J.) Co.                                                        221,588
                                       3,500  McDonald's Corp.                                                        245,219
                                      11,300  PepsiCo, Inc.                                                           437,169
                                      23,200  Philip Morris Cos., Inc.                                              1,297,750
                                      10,600  Procter & Gamble Co.                                                    928,825
                                       4,500  Quaker Oats Co.                                                         276,188
                                      10,600  (a)Safeway, Inc.                                                        559,813
                                       4,400  Sara Lee Corp.                                                          256,850
                                       4,600  Sysco Corp.                                                             123,913
                                       6,200  (a)Tricon Global Restaurants, Inc.                                      282,488
                                       5,800  UST, Inc.                                                               201,550
                                      10,000  (a)Viacom, Inc., Class A                                                656,875
                                       1,300  Wrigley (Wm.), Jr. Co.                                                  114,563
                                              Total                                                                 8,750,855
Energy--0.1%
                                       5,000  Halliburton Co.                                                         146,875
Financials--1.3%
                                       5,300  American Express Co.                                                    530,331
                                       2,905  Associates First Capital Corp., Class A                                 226,227
                                      11,700  Citigroup, Inc.                                                         587,194
                                       7,500  Federal National Mortgage Association                                   545,625
                                       5,100  Household International, Inc.                                           199,538
                                      16,300  MBNA Corp.                                                              369,806
                                       2,700  MGIC Investment Corp.                                                   118,631
                                       4,600  Providian Financial Corp.                                               422,338
                                       5,200  Sunamerica, Inc.                                                        412,100
                                       2,900  U.S. Bancorp                                                            106,756
                                              Total                                                                 3,518,546
Health Care--3.0%
                                      10,000  Abbott Laboratories                                                     480,000
                                       6,600  American Home Products Corp.                                            351,450
                                       3,100  (a)Amgen, Inc.                                                          233,275
                                       2,400  Baxter International, Inc.                                              152,550
                                      24,100  (a)Beverly Enterprises, Inc.                                            138,575
                                       8,100  Bristol-Myers Squibb Co.                                                992,756
                                       4,700  Guidant Corp.                                                           403,319
                                      10,600  (a)HEALTHSOUTH Corp.                                                    142,438
                                       9,200  Johnson & Johnson                                                       747,500
                                       5,600  Lilly (Eli) & Co.                                                       502,250
                                       9,900  Merck & Co., Inc.                                                     1,533,263
                                       6,000  Pfizer, Inc.                                                            669,750
                                       6,000  Schering Plough Corp.                                                   638,250
                                       3,800  United Healthcare Corp.                                                 171,475
                                       6,300  (a)Universal Health Services, Inc., Class B                             337,838
                                       6,300  Warner-Lambert Co.                                                      475,650
                                              Total                                                                 7,970,339
Technology--4.3%
                                       4,800  (a)America Online, Inc.                                                 420,300
                                       6,000  (a)Applied Materials, Inc.                                              232,500
                                       2,600  (a)Ascend Communications                                                146,088
                                       6,200  (a)BMC Software, Inc.                                                   316,588
                                       8,500  (a)Cadence Design Systems, Inc.                                         239,063
                                      15,475  (a)Cisco Systems, Inc.                                                1,166,428
                                       2,200  (a)Compuware Corp.                                                      136,950
                                       7,400  (a)Dell Computer Corp.                                                  450,013
                                      10,100  (a)EMC Corp. Mass                                                       732,250
                                       4,300  First Data Corp.                                                        114,756
                                       2,200  (a)Gateway 2000, Inc.                                                   123,475
                                      19,200  HBO & Co.                                                               478,800
                                       4,000  Hewlett-Packard Co.                                                     251,000
                                      12,000  Intel Corp.                                                           1,291,500
                                       1,600  International Business Machines Corp.                                   264,000
                                       3,500  (a)Lexmark Intl. Group, Class A                                         267,313
                                      11,300  Lucent Technologies, Inc.                                               972,506
                                      16,400  (a)Microsoft Corp.                                                    2,000,800
                                       6,800  (a)Oracle Corp.                                                         232,900
                                       3,100  (a)PanAmSat Corp.                                                       104,238
                                       6,700  (a)Seagate Technology, Inc.                                             197,650
                                       5,200  (a)Sun Microsystems, Inc.                                               385,125
                                       5,300  (a)Tellabs, Inc.                                                        286,531
                                       3,000  Xerox Corp.                                                             322,500
                                         800  (a)Yahoo, Inc.                                                          153,600
                                              Total                                                                11,286,874
Transportation--0.1%
                                       5,000  Burlington Northern Santa Fe                                            170,000
                                              Total Large-Company Growth Stocks                                    42,583,497
Small-Company Stocks--2.5%
Basic Materials--0.1%
                                       1,200  Cambrex Corp.                                                            33,600
                                         900  ChemFirst, Inc.                                                          16,988
                                         900  Florida Rock Industries, Inc.                                            26,381
                                       1,100  Geon Co.                                                                 24,475
                                       1,500  (a)Getchell Gold Corp.                                                   24,563
                                       1,900  Glamis Gold Ltd.                                                          4,156
                                         500  (a)Hauser Chemical Research, Inc.                                         2,313
                                       2,600  (a)Hecla Mining Co.                                                      10,888
                                         500  Lone Star Industries, Inc.                                               37,844
                                         700  (a)Material Sciences Corp.                                                6,300
                                         500  (a)McWhorter Technologies, Inc.                                          11,813
                                       1,300  Mississippi Chemical Corp.                                               20,475
                                       1,200  (a)Northwestern Steel & Wire Co.                                          1,575
                                       1,100  OM Group, Inc.                                                           39,806
                                         400  Penford Corporation                                                       6,025
                                         400  Quaker Chemical Corp.                                                     6,875
                                         700  Quanex Corp.                                                             12,556
                                         600  Republic Group, Inc.                                                     10,313
                                         600  Steel Technologies, Inc.                                                  4,988
                                       1,000  Texas Industries, Inc.                                                   28,938
                                         900  (a)WHX Corp.                                                              9,506
                                              Total                                                                   340,378
Capital Goods--0.3%
                                       1,300  AMCOL International Corp.                                                13,813
                                         400  Amcast Industrial Corp.                                                   7,025
                                         400  (a)Astec Industries, Inc.                                                20,750
                                       1,000  Barnes Group, Inc.                                                       30,938
                                         600  (a)Benchmark Electronics, Inc.                                           15,000
                                       1,100  Brady (W.H.) Co.                                                         28,325
                                         400  Butler Manufacturing Co.                                                  9,300
                                         700  CTS Corp.                                                                24,675
                                       1,500  (a)Checkpoint System, Inc.                                               20,156
                                         700  Commercial Metals Corp.                                                  17,719
                                         700  CustomTracks Corp.                                                        6,125
                                         800  Daniel Industries, Inc.                                                   8,750
                                         700  (a)Flow International Corp.                                               7,525
                                         457  General Electric Co.                                                     41,359
                                       1,500  (a)Griffon Corp.                                                         14,438
                                         900  Harman International Industries, Inc.                                    38,419
                                         800  Imco Recycling, Inc.                                                     11,950
                                       1,300  (a)Insituform Technologies, Inc., Class A                                17,063
                                         400  Insteel Industries, Inc.                                                  2,250
                                         600  (a)Intermagnetics General Corp.                                           3,863
                                         900  Juno Lighting, Inc.                                                      21,038
                                       1,100  Kaman Corp., Class A                                                     17,875
                                         500  Lawson Products, Inc.                                                    11,500
                                       2,600  (a)Morrison Knudsen Corp.                                                25,025
                                         900  Myers Industries, Inc.                                                   20,250
                                         300  (a)Nashua Corp.                                                           5,006
                                         700  O'Sullivan Corp.                                                          6,825
                                       2,300  (a)Paxar Corp.                                                           24,150
                                       1,000  RTI International Metals                                                 15,063
                                         900  Reliance Steel & Aluminum Co.                                            27,563
                                         500  Robbins & Myers, Inc.                                                    10,000
                                       1,100  Smith (A.O.) Corp.                                                       27,363
                                         600  Spartan Motors, Inc.                                                      3,825
                                         600  Standex International Corp.                                              14,025
                                       1,300  (a)Superior Services, Inc.                                               23,888
                                         800  Thomas Industries, Inc.                                                  13,800
                                         400  (a)Three-Five Systems, Inc.                                               4,000
                                       1,100  Wabash National Corp.                                                    20,625
                                       1,200  Watsco, Inc.                                                             21,525
                                         700  Wolverine Tube, Inc.                                                     15,706
                                              Total                                                                   668,495
Consumer Cyclicals--0.5%
                                         400  Angelica Corp.                                                            7,275
                                       1,200  (a)Ann Taylor Stores Corp.                                               39,525
                                       1,300  Apogee Enterprises, Inc.                                                 16,088
                                       1,300  Arctic Cat, Inc.                                                         13,650
                                       1,100  Authentic Fitness Corp.                                                  17,600
                                         700  Baker (J.), Inc.                                                          3,456
                                       1,800  (a)Bombay Co., Inc.                                                       8,888
                                         900  Brown Group, Inc.                                                        16,144
                                         600  (a)Building Materials Holding Corp.                                       7,388
                                         500  CPI Corp.                                                                10,688
                                       2,500  Casey's General Stores, Inc.                                             34,688
                                       1,300  Cato Corp., Class A                                                      17,631
                                         500  Chemed Corp.                                                             16,938
                                       1,300  (a)Cone Mills Corp.                                                       5,931
                                         700  (a)Cyrk International, Inc.                                               6,213
                                       2,700  D. R. Horton, Inc.                                                       50,963
                                       1,200  Delta Woodside Industries, Inc.                                           6,000
                                         800  (a)Discount Auto Parts, Inc.                                             19,950
                                         500  Dixie Group, Inc.                                                         3,531
                                       1,100  (a)Dress Barn, Inc.                                                      16,225
                                       1,400  (a)Eagle Hardware & Garden, Inc.                                         39,463
                                       1,200  (a)Family Golf Centers, Inc.                                             24,675
                                       1,900  Fedders Corp.                                                            10,569
                                       1,100  (a)Franklin Covey Co.                                                    20,625
                                         600  (a)Galey & Lord, Inc.                                                     6,488
                                         800  (a)Gibson Greetings, Inc.                                                 8,800
                                         200  (a)Global Motorsport Group, Inc.                                          3,875
                                         600  (a)Gottschalks, Inc.                                                      4,500
                                       1,200  Guilford Mills, Inc.                                                     17,325
                                         400  Haggar Corp.                                                              5,100
                                       1,000  Hancock Fabrics, Inc.                                                     8,438
                                       1,600  (a)Hartmarx Corp.                                                         9,400
                                         600  Huffy Corp.                                                               8,700
                                       1,100  Hughes Supply, Inc.                                                      30,525
                                         500  (a)Insurance Automotive Auctions, Inc.                                    5,750
                                       2,500  Interface, Inc.                                                          31,250
                                       1,200  Intermet Corp.                                                           16,425
                                       1,400  (a)Jan Bell Marketing, Inc.                                               6,475
                                         900  Jo-Ann Stores, Inc.                                                      14,175
                                         500  Johnston Industries, Inc.                                                 1,969
                                       1,400  (a)Just For Feet, Inc.                                                   31,675
                                       1,300  Justin Industries, Inc.                                                  16,738
                                         300  K Swiss, Inc., Class A                                                    8,550
                                       1,000  Kellwood Co.                                                             27,000
                                       2,500  La-Z Boy Chair Co.                                                       41,875
                                         400  Lillian Vernon Corp.                                                      6,125
                                         900  M.D.C. Holdings, Inc.                                                    16,538
                                       1,400  Marcus Corp.                                                             21,175
                                       1,400  (a)Michaels Stores, Inc.                                                 25,200
                                       2,200  Oakwood Homes Corp.                                                      32,863
                                         900  OshKosh B'Gosh, Inc., Class A                                            21,600
                                         400  Oxford Industries, Inc.                                                  11,550
                                         600  (a)Pharmaceutical Marketing Services                                      6,225
                                       1,300  Phillips Van Heusen Corp.                                                 9,100
                                       1,100  (a)Primark Corp.                                                         27,500
                                       2,500  (a)Prime Hospitality Corp.                                               21,875
                                       1,100  Russ Berrie & Co., Inc.                                                  24,888
                                         700  Ryland Group, Inc.                                                       18,594
                                         900  (a)Scotts Co.                                                            32,569
                                       1,200  Shopko Stores, Inc.                                                      38,700
                                         500  Skyline Corp.                                                            16,250
                                         600  Standard Motor Products, Inc.                                            13,688
                                       1,400  Standard Pacific Corp.                                                   13,650
                                         800  Standard Products Co.                                                    14,900
                                       2,300  Stride Rite Corp.                                                        20,413
                                         400  (a)Swiss Army Brands, Inc.                                                4,150
                                       1,100  (a)TBC Corp.                                                              7,700
                                         800  TJ International, Inc.                                                   18,900
                                         700  Thomas Nelson, Inc.                                                       9,231
                                         600  Thor Industries, Inc.                                                    14,325
                                       1,800  (a)Toll Brothers, Inc.                                                   43,763
                                         600  Toro Co.                                                                 15,900
                                         700  (a)U.S. Home Corp.                                                       22,313
                                       1,000  Universal Forest Products, Inc.                                          19,875
                                         400  Walbro Corp.                                                              3,000
                                       1,100  Winnebago Industries, Inc.                                               13,200
                                         900  Wynns International, Inc.                                                19,969
                                       1,700  (a)Zale Corp.                                                            48,663
                                              Total                                                                 1,353,529
Consumer Staples--0.3%
                                       1,000  ABM Industries, Inc.                                                     33,313
                                       1,400  Applebee's International, Inc.                                           28,788
                                         600  (a)Au Bon Pain Co., Inc., Class A                                         3,750
                                       1,100  Bindley Western Industries, Inc.                                         42,488
                                       1,800  Bowne & Co., Inc.                                                        30,150
                                         900  (a)Canandaigua Wine Co., Inc., Class A                                   44,775
                                         500  (a)Carmike Cinemas, Inc., Class A                                        10,000
                                       1,000  (a)Cheesecake Factory, Inc.                                              26,000
                                       3,100  Chiquita Brands International                                            34,875
                                         900  Dames & Moore, Inc.                                                      11,531
                                       2,100  Earthgrains Co.                                                          67,463
                                       1,800  Fleming Cos., Inc.                                                       18,113
                                       1,500  Harland (John H.) Co.                                                    22,875
                                         500  (a)IHOP Corp.                                                            19,875
                                       2,200  (a)Interim Services, Inc.                                                45,650
                                         400  (a)J & J Snack Foods Corp.                                                8,350
                                       1,500  (a)Landrys Seafood Restaurants, Inc.                                     12,188
                                         500  Nash Finch Co.                                                            7,281
                                         400  National Presto Industries, Inc.                                         16,525
                                       1,300  Norrell Corp.                                                            20,719
                                       1,600  (a)Ralcorp Holdings, Inc.                                                28,000
                                       1,600  Ruby Tuesday, Inc.                                                       29,800
                                       2,000  (a)Ryan's Family Steak Houses, Inc.                                      22,750
                                         800  Schweitzer-Mauduit International, Inc.                                   14,600
                                       1,800  (a)Smithfield Foods, Inc.                                                47,588
                                         900  (a)Sonic Corp.                                                           17,663
                                       1,100  TCBY Enterprises, Inc.                                                    8,525
                                         700  (a)Taco Cabana, Inc., Class A                                             4,856
                                         700  (a)Volt Information Science, Inc.                                        16,319
                                       1,800  (a)World Color Press                                                     53,550
                                              Total                                                                   748,360
Energy--0.1%
                                       1,500  (a)Barrett Resources                                                     36,656
                                       1,500  Devon Energy Corp.                                                       49,406
                                         900  (a)HS Resources, Inc.                                                     7,819
                                       1,100  (a)Oceaneering International, Inc.                                       13,681
                                       1,000  (a)Offshore Logistics, Inc.                                              12,438
                                         800  (a)Plains Resources, Inc.                                                14,200
                                       1,000  (a)Pool Energy Services Co.                                              11,250
                                       2,400  (a)Pride International, Inc.                                             18,150
                                       1,100  (a)Seitel, Inc.                                                          14,713
                                       1,600  Snyder Oil Corp.                                                         20,600
                                         500  St. Mary Land & Exploration Co.                                           9,500
                                              Total                                                                   208,413
Financials--0.4%
                                       2,100  (a)Amresco, Inc.                                                         15,356
                                         900  Anchor Bancorp Wisconsin, Inc.                                           18,113
                                       2,600  Astoria Financial Corp.                                                 117,000
                                         700  Banknorth Group, Inc.                                                    23,363
                                       1,500  Capital Re Corp.                                                         29,625
                                         800  Carolina First Corporation                                               19,950
                                       1,200  Cash America International, Inc.                                         20,250
                                       2,800  Commercial Federal Corp.                                                 64,225
                                       1,100  Cullen Frost Bankers, Inc.                                               58,988
                                       1,020  (a)Delphi Financial Group, Inc., Class A                                 47,621
                                       1,300  Downey Financial Corp.                                                   33,800
                                       1,800  Enhance Financial Services Group, Inc.                                   52,875
                                         500  Executive Risk, Inc.                                                     27,000
                                       1,400  First Midwest Bancorp, Inc.                                              54,513
                                       1,700  Fremont General Corp.                                                    85,638
                                       1,800  Frontier Insurance Group, Inc.                                           25,538
                                         500  JSB Financial, Inc.                                                      26,375
                                       2,500  Keystone Financial, Inc.                                                 80,938
                                         800  Life Re Corp.                                                            75,350
                                       1,100  MAF Bancorp, Inc.                                                        28,188
                                         900  NAC Re Corp.                                                             42,975
                                       1,300  Orion Capital Corp.                                                      46,963
                                       1,400  Selective Insurance Group, Inc.                                          26,425
                                       1,000  (a)Silicon Valley Bancshares                                             25,000
                                       1,900  St. Paul Bancorp, Inc.                                                   40,138
                                       1,600  Susquehanna Bankshares, Inc.                                             35,600
                                         600  Trenwick Group, Inc.                                                     19,050
                                         800  Zenith National Insurance Corp.                                          19,500
                                              Total                                                                 1,160,357
Health Care -- 0.2%
                                       1,000  ADAC Laboratories                                                        26,000
                                       1,200  Alpharma, Inc., Class A                                                  43,200
                                       1,600  (a)American Oncology Resources, Inc.                                     17,900
                                         600  (a)Circon Corp.                                                           8,738
                                         500  (a)Compdent Corp.                                                         5,219
                                         700  (a)Datascope Corp.                                                       15,488
                                       1,700  (a)Genesis Health Ventures, Inc.                                         16,256
                                         600  (a)Hologic, Inc.                                                          7,838
                                       1,800  (a)IDEXX Laboratories, Inc.                                              46,800
                                       2,600  Integrated Health Services, Inc.                                         29,088
                                       3,400  (a)Mariner Post-Acute Network, Inc.                                      14,663
                                         900  (a)NCS HealthCare, Inc., Class A                                         18,225
                                       3,700  (a)Phycor, Inc.                                                          22,663
                                         900  (a)Protein Design Laboratories, Inc.                                     19,800
                                       1,500  (a)Regeneron Pharmaceuticals, Inc.                                       12,375
                                       1,500  (a)Roberts Pharmaceutical Corp.                                          36,750
                                         700  (a)Rural / Metro Corp.                                                    7,175
                                       1,300  (a)Sierra Health Services, Inc.                                          29,738
                                       1,500  (a)Summit Technology, Inc.                                                5,813
                                       1,100  (a)Sunrise Medical, Inc.                                                 14,025
                                         500  (a)Syncor International Corp.                                            12,000
                                       1,600  (a)Universal Health Services, Inc., Class B                              85,800
                                       1,200  (a)Vertex Pharmaceuticals, Inc.                                          28,425
                                         600  Vital Signs, Inc.                                                        10,200
                                              Total                                                                   534,179
Technology--0.2%
                                         600  Analogic Corp.                                                           21,300
                                       2,100  (a)Anixter International, Inc.                                           34,650
                                       1,000  (a)BancTec, Inc.                                                         13,188
                                       1,400  (a)Cable Design Technologies, Class A                                    25,813
                                       1,100  (a)Coherent, Inc.                                                        13,888
                                       1,300  Dallas Semiconductor Corp.                                               49,075
                                         700  (a)Digi International, Inc.                                               9,100
                                       1,100  (a)Exabyte Corp.                                                          8,181
                                       1,100  Gerber Scientific, Inc.                                                  27,844
                                         600  (a)Integrated Circuit System, Inc.                                        8,625
                                         700  (a)Intervoice, Inc.                                                      17,938
                                       2,600  (a)Komag, Inc.                                                           18,850
                                         800  (a)Marshall Industries                                                   20,800
                                       1,700  Methode Electronics, Inc., Class A                                       23,163
                                       1,000  (a)Network Equipment Technologies, Inc.                                  11,125
                                       1,800  (a)PictureTel Corp.                                                      12,825
                                         800  (a)Standard Microsystems Corp.                                            6,000
                                         800  (a)Symmetricom, Inc.                                                      4,950
                                       1,500  (a)Unitrode Corp.                                                        25,406
                                         500  (a)Wall Data, Inc.                                                        8,625
                                       1,100  (a)Xircom, Inc.                                                          33,206
                                              Total                                                                   394,552
Transportation--0.1%
                                       1,700  Air Express International Corp.                                          37,825
                                       1,500  (a)American Freightways Corp.                                            13,500
                                         900  (a)Arkansas Best Corp.                                                    5,288
                                       1,700  (a)Fritz Companies, Inc.                                                 16,469
                                         800  Frozen Food Express Industries, Inc.                                      6,300
                                       1,000  (a)Kirby Corp.                                                           19,875
                                         500  (a)Landstar System, Inc.                                                 20,500
                                         600  (a)M.S. Carriers, Inc.                                                   14,700
                                       1,400  (a)Mesa Air Group, Inc.                                                  11,200
                                       1,000  Pittston Burlington Group                                                 8,688
                                         400  (a)Railtex, Inc.                                                          4,850
                                       2,800  Rollins Truck Leasing Corp.                                              33,600
                                       1,200  SkyWest, Inc.                                                            32,475
                                       1,300  USFreightways Corp.                                                      34,938
                                       2,300  Werner Enterprises, Inc.                                                 37,806
                                       1,200  (a)Yellow Corp.                                                          19,350
                                              Total                                                                   317,364
Utilities--0.3%
                                         400  American States Water Co.                                                11,300
                                         400  Aquarion Co.                                                             15,025
                                       1,400  Atmos Energy Corp.                                                       42,875
                                         400  (a)Bangor Hydro Electric Co.                                              4,850
                                         500  Cascade Natural Gas Corp.                                                 9,156
                                         800  Central Hudson Gas & Electric Service                                    32,350
                                         500  Central VT Public Service Corp.                                           5,219
                                         700  Cilcorp, Inc.                                                            42,350
                                       1,000  Commonwealth Energy System                                               38,500
                                         500  Connecticut Energy Corp.                                                 13,969
                                         400  Consumers Water Co.                                                      12,500
                                       1,000  Eastern Utilities Association                                            24,688
                                       1,400  Energen Corp.                                                            25,200
                                         300  Green Mountain Power Corp.                                                3,638
                                         900  New Jersey Resources Corp.                                               35,044
                                         600  Orange & Rockland Utilities, Inc.                                        33,750
Utilities--0.3%
                                         500  Pennsylvania Enterprises                                                 12,344
                                       1,300  Philadelphia Suburban Corp.                                              32,906
                                       1,500  Piedmont Natural Gas, Inc.                                               52,500
                                       1,000  Public Service Co. North Carolina, Inc.                                  24,313
                                       1,500  Sierra Pacific Resources                                                 54,000
                                       1,400  Southwest Gas Corp.                                                      33,250
                                       1,200  Southwestern Energy Co.                                                   9,000
                                         600  TNP Enterprises, Inc.                                                    22,800
                                         700  United Illuminating Co.                                                  35,131
                                       1,800  United Water Resources, Inc.                                             37,350
                                       1,800  WICOR, Inc.                                                              39,375
                                              Total                                                                   703,383
                                              Total Small-Company Stocks                                            6,429,010
Small-Company Growth Stocks--2.6%
Basic Materials--0.1%
                                       1,600  (a)Buckeye Technologies Inc.                                            31,200
                                       1,500  Dekalb Genetics Corp., Class B                                         149,625
                                       1,700  Delta & Pine Land Co.                                                   64,388
                                       1,000  Lilly Industries, Inc., Class A                                         18,688
                                       1,200  MacDermid, Inc.                                                         44,250
                                       1,200  (a)Shorewood Packaging Corp.                                            17,775
                                       1,000  (a)Stillwater Mining Co.                                                36,563
                                              Total                                                                  362,489
Capital Goods--0.4%
                                       1,200  AAR Corp.                                                               30,300
                                         600  (a)Alliant Techsystems, Inc.                                            45,713
                                       1,700  Applied Power, Inc., Class A                                            60,563
                                       1,600  Aptargroup, Inc.                                                        44,700
                                       1,000  (a)BE Aerospace, Inc.                                                   23,750
                                       1,600  Baldor Electric Co.                                                     31,900
                                       1,700  Blount International, Inc., Class A                                     39,313
                                         400  (a)C-COR Electronics, Inc.                                               5,800
                                       1,100  CLARCOR, Inc.                                                           20,694
                                         600  Castle (A.M.) & Co.                                                     11,550
                                       1,000  (a)Dionex Corp.                                                         31,000
                                         700  (a)Gardner Denver Machy, Inc.                                           11,113
                                         900  Graco, Inc.                                                             24,975
                                       1,300  (a)Halter Marine Group, Inc.                                             9,019
                                         500  Harmon Industries, Inc.                                                 12,500
                                       1,900  JLG Industries, Inc.                                                    31,231
                                         700  Kuhlman Corp.                                                           19,513
                                         800  Libbey, Inc.                                                            24,650
                                         600  Lindsay Manufacturing Co.                                                9,000
                                         800  Manitowoc, Inc.                                                         31,800
                                       1,600  (a)Mueller Industries, Inc.                                             36,500
                                         600  New Engineers Business Service, Inc.                                    19,200
                                         800  (a)Oak Industries, Inc.                                                 24,700
                                       1,600  (a)Orbital Sciences Corp.                                               61,200
                                         700  (a)Plexus Corp.                                                         21,000
                                         900  Regal Beloit Corp.                                                      22,500
                                         600  (a)SPS Technologies, Inc.                                               34,350
                                       1,900  (a)Sanmina Corp.                                                        94,644
                                         700  (a)Service Experts, Inc.                                                20,738
                                         700  Technitrol, Inc.                                                        21,131
                                       1,600  Tredegar Industries, Inc.                                               37,400
                                       1,100  (a)Valence Technology, Inc.                                             10,450
                                       1,400  (a)Zebra Technologies Co., Class A                                      46,988
                                              Total                                                                  969,885
Consumer Cyclicals--0.5%
                                       1,000  (a)ADVO, Inc.                                                           25,875
                                       3,200  (a)Acxiom Corp.                                                         75,600
                                         600  (a)Ashworth Inc.                                                         3,469
                                       1,600  Breed Technologies, Inc.                                                10,800
                                         800  (a)Catalina Marketing Corp.                                             46,600
                                       1,300  Central Parking Corp.                                                   38,188
                                       1,400  (a)Cerner Corp.                                                         36,750
                                       2,100  (a)Champion Enterprises, Inc.                                           46,856
                                       3,100  (a)DeVRY, Inc.                                                          81,763
                                       1,300  Ethan Allen Interiors, Inc.                                             51,350
                                       1,100  (a)Footstar, Inc.                                                       26,813
                                         900  G & K Services, Inc., Class A                                           45,450
                                       3,200  (a)Gentex Corp.                                                         58,800
                                       1,500  (a)Goody's Family Clothing, Inc.                                        16,875
                                       1,200  (a)HA-LO Industries, Inc.                                               38,325
                                       1,700  (a)Linens 'N Things, Inc.                                               52,063
                                       1,500  (a)Mens Wearhouse, Inc.                                                 37,969
                                       1,700  (a)Midway Games, Inc.                                                   17,319
                                       2,300  (a)Mohawk Industries, Inc.                                              85,819
                                         900  (a)NFO Worldwide, Inc.                                                  11,363
                                       1,600  (a)Nautica Enterprise, Inc.                                             31,500
                                         900  (a)O'Reilly Automotive, Inc.                                            40,838
                                         900  (a)Pacific Sunwear of California                                        13,331
                                       4,300  Pier 1 Imports, Inc.                                                    46,225
                                         600  Pillowtex Corp.                                                         20,250
                                       1,100  Polaris Industries Partners, L.P.                                       38,363
                                       1,000  (a)Prepaid Legal Services, Inc.                                         26,000
                                       1,000  Regis Corp. Minnesota                                                   33,500
                                         700  St. John Knits, Inc.                                                    14,000
                                         500  (a)Timberland Co., Class A                                              20,469
                                       2,000  True North Communications, Inc.                                         56,250
                                         700  WD 40 Co.                                                               21,700
                                       2,400  (a)Williams-Sonoma, Inc.                                                70,950
                                       1,900  (a)Wolverine World Wide, Inc.                                           25,888
                                              Total                                                                1,267,311
Consumer Staples--0.2%
                                         900  (a)CDI Corp.                                                            24,131
                                         800  (a)CEC Entertainment, Inc.                                              23,700
                                       2,100  CKE Restaurants, Inc.                                                   51,319
                                         400  Coca-Cola Bottling Co.                                                  23,225
                                         600  (a)Consolidated Graphics, Inc.                                          34,538
                                         900  (a)Consolidated Products, Inc.                                          18,619
                                       1,700  (a)Foodmaker, Inc.                                                      32,938
                                         700  Merrill Corp.                                                           11,900
                                       3,000  (a)NBTY, Inc.                                                           18,375
                                         800  Natures Sunshine Products, Inc.                                         12,500
                                       1,400  Owens & Minor, Inc.                                                     23,975
                                       1,500  (a)Patterson Dental Co.                                                 62,438
                                       2,100  Richfood Holdings, Inc.                                                 38,982
                                       1,300  (a)Triarc Companies, Inc., Class A                                      20,963
                                         600  (a)USA Detergents, Inc.                                                  5,550
                                       1,700  (a)Valassis Communication, Inc.                                         72,888
                                       1,200  (a)Whole Foods Market, Inc.                                             55,800
                                              Total                                                                  531,841
Energy--0.0%
                                       2,000  (a)Tuboscope Inc.                                                       16,625
Financials--0.4%
                                       1,900  American Bankers Insurance Group, Inc.                                  86,213
                                       2,700  (a)Americredit Corp.                                                    37,294
                                       1,000  CMAC Investment Corp.                                                   48,250
                                       1,200  Centura Banks, Inc.                                                     81,600
                                       1,000  Commerce Bancorp, Inc.                                                  47,750
                                       1,600  Eaton Vance Corp.                                                       38,900
                                       1,100  Fidelity National Financial, Inc.                                       36,094
                                       2,500  First American Financial Corp.                                          76,563
                                       1,300  Firstbank Corp.                                                         35,588
                                       3,200  Firstmerit Corp.                                                        84,000
                                         800  Gallagher (Arthur J.) & Co.                                             37,100
                                         500  Hilb Rogal & Hamilton Co.                                                9,469
                                       1,900  Hubco, Inc.                                                             51,300
                                       2,400  Legg Mason, Inc.                                                        71,550
                                       1,700  Mutual Risk Management Ltd.                                             62,369
                                         800  Premier Bankshares, Inc.                                                18,700
                                         950  Queens County Bancorp, Inc.                                             28,500
                                       2,100  Raymond James Financial, Inc.                                           51,975
                                         800  SEI Corp.                                                               73,800
                                       1,150  Trustco Bank Corp.                                                      32,200
                                         800  U.S. Trust Corp.                                                        54,100
                                       1,900  UST Corp.                                                               47,025
                                       1,900  United Bankshares, Inc.                                                  54,269
                                              Total                                                                 1,164,609
Health Care--0.3%
                                       1,000  (a)Access Health, Inc.                                                   35,875
                                       1,300  Ballard Medical Products                                                 28,275
                                       1,000  (a)Barr Laboratories, Inc.                                               42,250
                                       2,100  (a)Bio-Technology General Corp.                                          14,175
                                       1,300  (a)Cephalon, Inc.                                                         9,669
                                         700  (a)Cooper Companies, Inc.                                                14,875
                                       1,100  (a)Cor Therapeutics, Inc.                                                12,925
                                       2,600  (a)Coventry Health Care Inc.                                             19,338
                                         600  (a)Curative Technologies, Inc.                                           17,250
                                       1,100  (a)Enzo Biochem, Inc.                                                    14,506
                                       1,400  (a)Express Scripts, Inc., Class A                                        77,000
                                       1,000  (a)Immune Response Corp.                                                 13,000
                                       1,200  (a)Incyte Pharmaceuticals, Inc.                                          37,500
                                       1,300  Invacare Corp.                                                           31,119
                                       1,300  Jones Pharma, Inc.                                                       46,800
                                       1,700  (a)Liposome Co., Inc.                                                    15,406
                                       1,200  (a)Medimmune, Inc.                                                       80,250
                                       1,100  Mentor Corp.                                                             20,350
                                         900  (a)Noven Pharmaceuticals, Inc.                                            4,781
                                       2,100  (a)Orthodontic Centers of America, Inc.                                  40,163
                                       1,100  (a)Parexel International Corp.                                           28,669
                                         700  (a)Pediatrix Medical Group                                               37,581
                                       1,000  (a)Pharmaceutical Product Development, Inc.                              28,625
                                       1,800  (a)Renal Care Group, Inc.                                                48,375
                                       1,400  (a)Respironics, Inc.                                                     26,425
                                       2,400  (a)Safeskin Corp.                                                        45,600
                                       1,400  (a)Sequus Pharmaceuticals, Inc.                                          27,650
                                       1,100  (a)Sola International, Inc.                                              17,463
                                         900  (a)Theratech, Inc.                                                       12,488
                                       1,100  (a)U.S. Bioscience, Inc.                                                  8,319
                                         700  (a)VISX, Inc.                                                            51,013
                                              Total                                                                   907,715
Service--0.0%
                                         700  (a)Metro Networks, Inc.                                                  26,600
                                       1,400  (a)Westwood One, Inc.                                                    37,100
                                              Total                                                                    63,700
Technology--0.6%
                                       1,900  (a)American Management System, Inc                                       56,050
                                       1,000  Analysts International Corp.                                             16,875
                                       2,200  (a)Aspect Telecommunications Corp.                                       41,663
                                       1,100  (a)Avid Technology, Inc.                                                 26,263
                                       1,500  (a)Billing Concepts Corp.                                                19,125
                                       1,200  (a)Bisys Group, Inc.                                                     57,750
                                       1,200  (a)Boole & Babbage, Inc.                                                 37,950
                                       2,300  (a)Brightpoint, Inc.                                                     34,500
                                       1,600  (a)Burr Brown Corp.                                                      37,800
                                       1,600  (a)C-Cube Microsystems, Inc.                                             41,900
                                       2,400  (a)Ciber, Inc.                                                           54,150
                                       2,200  (a)CommScope, Inc.                                                       33,413
                                         900  Computer Task Group, Inc.                                                24,300
                                         700  (a)Dialogic Corp.                                                        15,750
                                         900  (a)Envoy Corporation                                                     35,888
                                       1,000  (a)Etec Systems, Inc.                                                    32,875
                                         600  Fair Isaac & Co., Inc.                                                   24,150
                                       1,600  (a)General Semiconductor, Inc.                                           16,200
                                       1,100  (a)HNC Software                                                          36,300
                                       1,900  (a)Harbinger Corp.                                                       16,388
                                         800  Henry Jack & Associates, Inc.                                            40,200
                                       1,300  (a)Hyperion Solutions, Corp.                                             42,088
                                         700  Innovex, Inc.                                                            11,200
                                       1,200  Inter-Tel, Inc.                                                          28,800
                                         400  (a)Kronos, Inc.                                                          17,300
                                         700  (a)MICROS Systems Corp.                                                  19,950
                                       1,700  (a)Macromedia, Inc.                                                      47,494
                                       1,000  (a)Medquist, Inc.                                                        30,375
                                         800  (a)Mercury Interactive Corp.                                             36,700
                                       1,400  National Computer Systems, Inc.                                          46,025
                                       1,500  National Data Corp.                                                      56,063
                                       1,400  (a)National Instruments Corp.                                            40,600
                                       1,500  (a)Novellus Systems, Inc.                                                74,438
                                       1,100  (a)Photronic Labs, Inc.                                                  22,000
                                       1,100  (a)Platinum Software Corp.                                               11,688
                                         800  (a)Progress Software Corp.                                               20,300
                                       1,700  (a)Technology Solutions Corp.                                            15,831
                                         700  Telxon Corp.                                                             18,900
                                       3,200  (a)Vitesse Semiconductor Corp.                                          114,000
                                       2,300  (a)Whitmann-Hart, Inc.                                                   50,744
                                         500  (a)Whittaker Corp.                                                        6,875
                                       1,900  (a)Xylan Corp.                                                           34,438
                                              Total                                                                 1,445,299
Transportation--0.1%
                                       2,900  Comair Holdings, Inc.                                                    88,813
                                       1,100  Expeditors International Washington, Inc.                                42,350
                                       1,300  (a)Heartland Express, Inc.                                               22,263
                                              Total                                                                   153,426
                                              Total Small-Company Growth Stocks                                     6,882,900
Foreign Stocks--11.1%
Australia--0.2%
                                      61,700  Austrim Ltd.                                                            112,818
                                      79,000  Woolworth's Ltd.                                                        277,982
                                              Total                                                                   390,800
Finland--0.1%
                                      33,200  Merita A (unitas A)                                                     193,079
                                       4,300  Sampo Insurance Co. Ltd., Class A                                       147,543
                                              Total                                                                   340,622
France--1.9%
                                       4,600  AXA                                                                     594,284
                                       1,500  Alcatel Alsthom                                                         198,270
                                       1,200  Atos S.A.                                                               257,330
                                       1,200  Bouygues                                                                223,582
                                       1,500  Cap Gemini Sogeti                                                       219,363
                                       2,800  Credit Commerical De France                                             240,863
                                       3,400  Eiffage                                                                 277,895
                                       2,050  Elf Aquitaine S.A.                                                      255,475
                                       1,600  Groupe Danon BSN S.A.                                                   466,849
                                         680  Guyenne Et Gascogne                                                     295,226
                                       1,000  Peugeot S.A.                                                            158,194
                                       3,450  Rexel S.A.                                                              309,270
                                       4,200  Scor S.A.                                                               268,351
                                       1,580  Simco                                                                   139,970
                                       3,600  Societe BIC S.A.                                                        224,636
                                       7,800  Thomson-csf                                                             293,398
                                       2,600  Total S.A.-B                                                            322,189
                                       2,300  Valeo                                                                    10,713
                                       1,130  Vivendi                                                                 255,428
                                              Total                                                                 5,011,286
Germany, Federal Republic of--0.5%
                                       7,000  Bhf-bank                                                                274,397
                                       5,370  Hoechst AG                                                              230,444
                                       6,000  Mannesmann AG                                                           649,002
                                         500  Systeme, Anwendungen, Produkte in der Datevnerarbeitung                 226,355
                                              Total                                                                 1,380,198
Greece--0.0%
                                       1,580  (a)(f)Panafon S.A.-144A                                                  28,301
Hong Kong--0.2%
                                      87,200  (a)China Telecommunications                                             173,995
                                      83,000  Henderson Land Development Co. Ltd.                                     424,487
                                              Total                                                                   598,482
Italy--1.5%
                                      11,500  Assicurazioni Generali                                                  429,260
                                      74,000  Autogrill S.P.A.                                                        574,466
                                      94,000  Banca Intesa S.P.A.                                                     524,632
                                      85,000  Banca Nazionale del Lavoro                                              238,845
                                       2,500  (a)Banca Popolare di Verona                                             232,177
                                      52,150  Eni                                                                     323,347
                                     100,000  Istituto Nazionale delle Assicurazioni                                  263,730
                                      36,000  Mondadori Ord                                                           452,210
                                      25,500  SAI S.P.A.                                                              286,159
                                      68,700  Telecom Italia S.P.A.                                                   556,430
                                     100,000  (a)Unione Immobiliare S.P.A.                                             50,007
                                              Total                                                                 3,931,263
Japan--2.0%
                                      48,000  Chugai Pharmaceutical Co.                                               409,481
                                      30,000  Fujitsu Ltd.                                                            346,266
                                       8,000  Honda Motor Co. Ltd.                                                    287,013
                                      17,000  Hosiden Corp.                                                           294,602
                                      41,000  INES Corp.                                                              356,088
                                      33,000  Kirin Brewery Co. Ltd.                                                  342,322
                                      33,000  Kokusai Securities Co. Ltd.                                             278,304
                                      13,500  Konami Co.                                                              373,661
                                      27,000  Kyushu Matsushita Electric                                              291,697
                                       9,000  Matsushita Communication                                                392,289
                                      13,100  Meitec Corp.                                                            308,360
                                       4,500  Orix Corp.                                                              321,064
                                      46,000  Sumitomo Marine & Fire                                                  274,432
                                       4,900  Takefuji                                                                334,091
                                      16,500  Tokyo Electric Power Co.                                                376,340
                                      57,000  Toshiba Corp.                                                           319,237
                                              Total                                                                 5,305,247
Korea, Republic of--0.0%
                                         870  Pohang Iron and Steel Co. Ltd.                                           48,083
Netherlands--0.4%
                                       1,700  Aegon N.V.                                                              181,862
                                       4,500  (a)Benckiser N.V.                                                       265,875
                                       7,559  KPN N.V.                                                                326,066
                                       1,968  Wolters Kluwer N.V.                                                     375,068
                                              Total                                                                 1,148,871
Norway--0.1%
                                      11,000  Tomra Systems ASA                                                       321,002
Philippines--0.0%
                                         50   (a)Filinvest Land, Inc.                                                       4
Singapore--0.2%
                                      20,800  (a)Creative Technology Ltd.                                             382,079
Spain--0.6%
                                      12,000  Argentaria S.A.                                                         279,321
                                       4,710  Banco Pastor S.A.                                                       293,661
                                       4,950  Banco Popular Espanol                                                   363,491
                                       6,200  (a)Baron de Ley                                                         214,756
                                       3,000  Fomento de Construcciones y Contratas S.A.                              178,940
                                      29,000  (a)Prima Immobiliaria S.A.                                              265,189
                                              Total                                                                 1,595,358
Sweden--0.1%
                                      10,300  Telefonaktiebolaget LM Ericsson                                         286,041
Switzerland--0.7%
                                         208  Alusuisse Lonza Holding AG                                              262,179
                                         600  Baloise Holdings Ltd. - Registered                                      558,619
                                         170  Nestle S.A.                                                             353,076
                                         306  Novartis AG - Registered                                                574,175
                                         250  (a)Swisscom AG                                                           84,151
                                              Total                                                                 1,832,200
United Kingdom--2.5%
                                      11,500  Abbey National Bank PLC, London                                         233,315
                                      19,600  (a)Allied Zurich PLC                                                    279,648
                                      30,000  Amvescap PLC                                                            244,201
                                      15,800  Barclays PLC                                                            358,343
                                      39,936  British Aerospace PLC                                                   343,195
                                      18,154  British Petroleum Co. PLC                                               283,421
                                      70,000  British-Borneo Petroleum Syndicate PLC                                  173,192
                                       9,300  CMG PLC                                                                 230,405
                                      26,800  (a)Cable & Wireless Communications                                      238,708
                                      12,500  Capita Group PLC                                                        117,523
                                      18,200  (a)Colt Telecom Group PLC                                               237,758
                                      15,000  Commercial Union PLC                                                    237,768
                                      34,500  Croda International                                                     141,127
                                      30,821  General Electric Co. PLC                                                251,901
                                       8,723  Glaxo Wellcome PLC                                                      275,821
                                      40,000  Guardian Royal Exchange PLC                                             217,727
                                      25,000  Imperial Chemical Industries PLC                                        232,572
                                      63,000  Lasmo                                                                   145,222
                                      18,500  Lloyds TSB Group PLC                                                    257,087
                                      35,500  Misys PLC                                                               250,032
                                      27,600  (f)Norwich Union PLC                                                    193,480
                                      18,800  Prudential Corp. PLC                                                    274,125
                                      33,000  Reed International PLC                                                  259,640
                                      66,200  Sears PLC                                                               236,950
                                      17,742  Smithkline Beecham PLC                                                  217,728
                                      13,450  Zeneca Group                                                            559,064
                                              Total                                                                 6,489,953
                                              Total Foreign Stocks                                                 29,089,790
                                                                                                                    Value
Principal                                                                                                           in U.S.
Amount                                                                                                              Dollars
*Stocks--continued
*Futures Contracts Collateral--10.7%
                              $   26,750,000  United States Treasury Bill, 12/17/1998                            $ 26,707,735
                                   1,300,000  United States Treasury Bill, 1/7/1999                                 1,294,813
                                              Total                                                                28,002,548
                                              Total Stocks (identified cost $159,411,187)                         152,820,361
Bonds--42.0%
Treasury--15.9%
(b)Repurchase Agreements and Government
Securities--5.8%
                                     420,000  (c)Morgan Stanley Group, Inc., 4.96%, dated 11/9/1998, due              420,000
                                              12/10/1998
                                  14,830,000  Westdeutsche Landesbank Girozentrale, 5.35%, dated 11/30/1998,       14,830,000
                                              due 12/1/1998
                                              Total (at amortized cost)                                            15,250,000
United States Treasury Securities--10.1%
                                   9,000,000  United States Treasury Bond, 8.125%, 5/15/2021                       12,240,090
                                   4,144,000  United States Treasury Bond, 6.125%, 11/15/2027                       4,675,758
                                   1,698,000  United States Treasury Note, 5.75%, 8/15/2003                         1,776,414
                                     675,000  United States Treasury Note, 6.25%, 2/15/2003                           715,629
                                   6,405,000  United States Treasury Note, 6.50%, 10/15/2006                        7,103,722
                                              Total                                                                26,511,613
                                              Total Treasury                                                       41,761,613
Mortgage-Backed Securities--7.8%
Government Agency--7.8%
                                     207,290  Federal Home Loan Mortgage Corp., 8.00%, 5/1/2006                       212,667
                                     321,523  Federal Home Loan Mortgage Corp., 6.50%, 10/1/2010                      326,649
                                     372,195  Federal Home Loan Mortgage Corp., 8.00%, 10/1/2010                      383,711
                                     764,870  Federal Home Loan Mortgage Corp., 6.00%, 7/1/2011                       767,257
                                     513,547  Federal Home Loan Mortgage Corp., 6.50%, 5/1/2011                       521,733
                                     339,542  Federal Home Loan Mortgage Corp., 7.50%, 7/1/2026                       348,985
                                     800,000  Federal Home Loan Mortgage Corp., 6.50%, 11/1/2028                      806,000
                                     171,783  Federal Home Loan Mortgage Corp., 7.00%, 8/1/2028                       175,325
                                      34,199  Federal Home Loan Mortgage Corp., 7.00%, 9/1/2028                        34,904
                                   1,132,301  Federal Home Loan Mortgage Corp., 7.00%, 9/1/2028                     1,155,649
                                   1,010,000  Federal National Mortgage Association, 7.00%, 7/1/2010                1,033,674
                                   1,010,000  Federal National Mortgage Association, 6.50%, 11/1/2013               1,024,837
                                   1,087,540  Federal National Mortgage Association, 7.00%, 2/1/2024                1,110,987
                                     434,552  Federal National Mortgage Association, 6.50%, 10/1/2025                 437,676
                                     740,189  Federal National Mortgage Association, 6.50%, 10/1/2025                 745,511
                                      56,859  Federal National Mortgage Association, 8.50%, 2/1/2025                   59,525
                                     661,939  Federal National Mortgage Association, 8.00%, 5/1/2027                  685,517
                                     356,577  Federal National Mortgage Association, 6.00%, 7/1/2028                  352,009
                                   1,156,420  Federal National Mortgage Association, 6.00%, 9/1/2028                1,141,606
                                   1,492,131  Federal National Mortgage Association, 6.50%, 6/1/2028                1,502,397
                                     487,056  Federal National Mortgage Association, 6.50%, 6/1/2028                  490,407
                                     420,000  (d)Federal National Mortgage Association, 7.00%, TBA                    428,795
                                     617,423  Government National Mortgage Association, 8.50%, 2/15/2022              656,593
                                     420,326  Government National Mortgage Association, 6.50%, 1/15/2024              425,055
                                     475,217  Government National Mortgage Association, 7.00%, 1/15/2024              486,803
                                     188,025  Government National Mortgage Association, 7.00%, 5/15/2024              192,610
                                     165,725  Government National Mortgage Association, 8.00%, 11/15/2024             172,613
                                     280,239  Government National Mortgage Association, 8.00%, 5/15/2025              291,712
                                     291,730  Government National Mortgage Association, 8.00%, 7/15/2025              303,673
                                     930,782  Government National Mortgage Association 7.00%, 1/15/2028               953,177
                                   3,119,434  Government National Mortgage Association 7.50%, 9/15/2028             3,222,749
                                              Total                                                                20,450,806
High Yield Bonds--5.1%
                                   1,416,949  (e)The High Yield Bond Portfolio                                     13,390,169
Investment Grade Bonds--7.9%
Aerospace & Defense--0.2%
                                     600,000  McDonnell Douglas Finance, Medium Term Note, 6.375%, 7/15/19999999      603,162
Automobile--0.3%
                                     225,000  Arvin Industries, Inc., Note, 6.75%, 3/15/2008                          221,978
                                     450,000  Dana Corp., Note, 7.00%, 3/15/2028                                      466,610
                                              Total                                                                   688,588
Banking--0.6%
                                     100,000  City National Bank, Sub. Note, 6.375%, 1/15/2008                        101,683
                                     330,000  (f)Den Danske Bank, Note, 7.40% 6/15/2010                               353,615
                                     250,000  National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                   271,333
                                     500,000  Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/20050505      545,615
                                     330,000  (f)Swedbank, Sub., 7.500%, 11/29/2049                                   326,684
                                              Total                                                                 1,598,930
Beverage & Tobacco--0.2%
                                      50,000  Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                         50,397
                                     450,000  Philip Morris Cos., Inc., Deb., 9.25%, 2/15/2000                        469,292
                                              Total                                                                   519,689
Cable Television--0.6%
                                     460,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                      550,629
                                   1,000,000  TKR Cable Inc., Deb., 10.50%, 10/30/2007                              1,099,170
                                              Total                                                                 1,649,799
Chemicals & Plastics--0.2%
                                     500,000  (f)Bayer Corp., Deb., 6.50%, 10/1/2002                                  516,185
Education--0.2%
                                     500,000  Boston University, 7.625%, 7/15/2097                                    555,390
Electronics--0.3%
                                     700,000  Anixter Intl., Inc., Company Guarantee, 8.00%, 9/15/2003                744,198
Finance-Retail--0.1%
                                     105,000  Sears Roebuck Acceptance, Medium Term Note, 6.56%, 9/05/2000            106,930
Financial Intermediaries--0.9%
                                     450,000  DLJ, Note, 6.875%, 11/1/2005                                            462,384
                                     450,000  Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002              488,970
                                     250,000  Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001                  252,620
                                     300,000  Lehman Brothers Holdings, Bond, 6.20%, 1/15/2002                        297,894
                                     300,000  Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                 314,121
                                     375,000  Republic New York Corp., Sub. Note, 7.75%, 5/15/2009                    426,589
                                     150,000  Salomon, Inc., Note, 7.20%, 2/1/2004                                    159,155
                                              Total                                                                 2,401,733
Forest Products--0.2%
                                     450,000  Quno Corp., Sr. Note, 9.125%, 5/15/2005                                 486,486
Government Agency--0.3%
                                     840,000  TVA 11/15/2029                                                          849,089
Healthcare--0.2%
                                     400,000  COL HCA Healthcare Corp, Sr. Note, 6.41%, 6/15/2000                     396,300
Insurance--0.8%
                                     225,000  Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                             255,951
                                     300,000  NAC Re Corp., Note, 8.00%, 6/15/1999                                    303,819
                                     450,000  Provident Cos., Inc., Bond, 7.405%, 3/15/2038                           467,397
                                     250,000  Sunamerica, Inc., Medium Term Note, 7.34%, 8/30/2005                    273,310
                                     450,000  Sunamerica, Inc., Sr. Note, 9.00%, 1/15/1999                            452,084
                                     250,000  (f)USF&G Cap, 8.312%, 7/1/2046                                          294,553
                                              Total                                                                 2,047,114
Leisure & Entertainment--0.2%
                                     500,000  Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                                 551,650
Metals & Mining--0.2%
                                     275,000  Barrick Gold Corp., Deb., 7.50%, 5/1/2007                               298,158
                                     250,000  Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005                          280,838
                                              Total                                                                   578,996
Oil & Gas--0.2%
                                     500,000  Occidental Petroleum Corp., Note, 8.50%, 9/15/2004                      509,305
Pharmaceutical--0.2%
                                     550,000  American Home Products Corp., Note, 7.70%, 2/15/2000                    565,323
Real Estate--0.0%
                                     100,000  SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027                           89,386
Retailers--0.4%
                                     400,000  Harcourt General, Sr. Deb., 7.20%, 8/1/2027                             381,604
                                     550,000  Sears, Roebuck & Co., Medium Term Note, 7.32%, 4/24/2000                566,478
                                              Total                                                                   948,082
Services--0.2%
                                     200,000  Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                          173,000
                                     450,000  Service Corp. Int'l, Note, 6.50%, 3/15/2008                             454,680
                                              Total                                                                   627,680
Foreign
Currency
Par Amount                                                                                                              Value
or Principal                                                                                                          in U.S.
Amount                                                                                                                Dollars
Bonds--continued
Investment Grade Bonds--continued
Sovereign--0.2%
                              $      500,000  Export-Import Bank Korea, Note, 6.50%, 5/15/2000                   $    475,219
Sovereign Government--0.4%
                                     530,000  Republic of South Africa, Global Bond Deb., 9.625%, 12/15/1999          532,274
                                     535,000  Republic of Colombia, Note, 7.25%, 2/15/2003                            463,444
                                              Total                                                                   995,718
Surface Transportaition--0.2%
                                     500,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004            550,875
Technology Services--0.3%
                                     500,000  Dell Computer Corp., Deb., 7.10%, 4/15/2028                             518,935
                                       1,820  Microsoft Corp., Conv. Pfd., Series A, $2.196                           177,223
                                     180,000  Raytheon Co., 5.70%, 11/01/2003                                         182,101
                                              Total                                                                   878,259
Telecommunications--0.3%
                                     800,000  BellSouth Telecommunications, Note, 6.00%, 6/15/2002                    823,624
                                              Total Investment Grade Bonds                                         20,757,710
Foreign Bonds--5.2%
Australian Dollar--0.2%
                                     405,000  Federal National Mortgage Association, 6.500%, 7/10/2002                268,537
                                     213,000  Qtc-global Notes, Deb., 10.50%, 5/15/2003                               162,346
                                     310,000  West Aust T Corp, Local Gov't. Guarantee, 8.00%, 7/15/2003              217,400
                                              Total                                                                   648,283
Austrian Schilling--0.5%
                                   5,550,000  Republic of Austria, Deb., 7.625%, 10/18/2004                           554,228
                                     915,000  Republic of Austria, Unsub., 6.50%, 1/10/2024                           662,158
                                              Total                                                                 1,216,386
Belgian Franc--0.0%
                                   2,570,000  Belgian Govt., Bond, 6.50%, 3/31/2005                                    84,032
Canadian Dollar--0.3%
                                     569,000  Canada Government, Deb., 6.50%, 6/1/2004                                400,872
                                     400,000  Ontario Hydro, 9.00%, 6/24/2002                                         295,638
                                              Total                                                                   696,510
Foreign                                                                                                                 Value
Currency                                                                                                              in U.S.
Par Amount                                                                                                            Dollars
Bonds--continued
Foreign Bonds--continued
Danish Krone--0.1%
                              $    1,200,000  Denmark, 8.00%, 5/15/2003                                          $    215,717
Deutsche Mark--0.9%
                                     260,000  Depfa-Bank, 5.50%, 1/15/2013                                            166,059
                                     730,000  Goldman Sachs Group, LP, Bond, 5.375%, 4/15/2008                        426,137
                                  42,000,000  KFW International Finance, 6.00%, 11/29/1999                            360,512
                                     500,000  KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005             341,982
                                     400,000  Tennesee Valley Authority - Global Bond, 6.375%, 9/18/2006              268,027
                                   1,050,000  Treuhandanstalt, 7.75%, 10/1/2002                                       713,204
                                              Total                                                                 2,275,921
Greek Drachma--0.2%
                                 181,800,000  Hellenic Republic, FRN, 14.00%, 10/23/2003                              648,419
Hungarian Forint--0.0%
                                  25,000,000  Hungary Gov't., Bond, 14.00%, 12/12/2002                                110,190
Irish Pound--0.3%
                                     355,000  Irish Government, Deb., 9.00%, 9/01/2006                                685,106
Italian Lira--0.7%
                                 265,000,000  BTPS, Bond, 10.50%, 11/1/2000                                           177,905
                                 425,000,000  BTPS, Deb., 12.00%, 5/18/1999                                           261,439
                               1,225,000,000  Buoni Poliennali Del Tes, 9.50%, 1/1/2005                               942,944
                                 510,000,000  Buoni Poliennali Del Tes, Deb., 12.00%, 1/01/2002                       376,176
                                              Total                                                                 1,758,464
Japanese Yen--0.0%
                                  10,000,000  Interamerican Development, Deb., 7.25%, 5/15/2000                        89,265
Mexican Peso--0.0%
                                     120,000  Mexican Cetes, 2/11/1999                                                111,963
Netherlands Guilder--0.3%
                                     285,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                              168,760
                                     400,000  Bank Ned Gemeenten, Bond, 7.75%, 12/20/2004                             249,928
                                     220,000  Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006                         143,300
                                     300,000  Netherlands Government, 6.00%, 1/15/2006                                176,780
                                              Total                                                                   738,768
New Zealand Dollar--0.0%
                                     205,000  New Zealand Government, 8.00%, 2/15/2001                                114,592
Foreign                                                                                                                 Value
Currency                                                                                                              in U.S.
Par Amount                                                                                                            Dollars
Bonds--continued
Foreign Bonds--continued
Norwegian Krone--0.3%
                              $    1,429,000  NGB 9% 1/31/99, Bond, 9.00%, 1/31/1999                             $    190,983
                                     730,000  Norwegian Government, 5.50%, 5/15/2009                                   99,056
                                   1,620,000  Norwegian Government, Bond, 7.00%, 5/31/2001                            222,938
                                   1,215,000  Norwegian Government, Foreign Government Guarantee, 5.75%,              166,327
                                              11/30/2004
                                              Total                                                                   679,304
Polish Zloty--0.1%
                                     730,000  Poland Gov't. Bond, Series 5Y, 12.00%, 2/12/2003                        210,234
South African Rand--0.0%
                                     550,000  Republic of South Africa, Bond, 12.50%, 12/21/2006                       80,309
Spanish Peseta--0.8%
                                     945,000  Spanish Government, Bond, 5.15%, 7/30/2009                            1,130,748
                                  40,000,000  Spanish Government, 10.00%, 2/28/2005                                   368,512
                                  44,300,000  Spanish Government, Bond, 8.80%, 4/30/2006                              397,733
                                  15,030,000  Spanish Government, Deb., 10.10%, 2/28/2001                             118,931
                                              Total                                                                 2,015,924
Swedish Krona--0.1%
                                     700,000  Sweden, Deb., 13.00%, 6/15/2001                                         104,806
                                     800,000  Swedish Government, Deb., 9.00%, 4/20/2009                              135,698
                                              Total                                                                   240,504
United Kingdom Pound--0.4%
                                     366,000  British Gas PLC, 8.875%, 7/8/2008                                       745,996
                                     145,000  U.K. Treasury, Deb., 8.50%, 12/7/2005                                   291,309
                                              Total                                                                 1,037,305
                                              Total Foreign Bonds                                                  13,657,196
                                              Total Bonds (identified cost $77,899,598)                           110,017,494
                                              Total Investments (identified cost $237,310,785)(g)                $262,837,855

 * The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payment to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts is $28,220,625 at November 30, 1998.
(a) Non-income producing security.
(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.
(d) These securities are subject to dollar roll transactions.
(e) The High Yield Bond Portfolio is a diversified portfolio of below investment grade securities and is a portfolio of Federated Core Trust.
(f) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1998, these securities amounted to $1,712,818 which represents 0.7% of net assets.
(g) The cost of investments for federal tax purposes amounts to $237,560,920. The net unrealized appreciation of investments on a federal tax basis amounts to $25,276,935 which is comprised of $30,039,212 appreciation and $4,762,277 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($262,101,833) at November 30, 1998.

The following acronyms are used throughout this portfolio:

COL  --Collateralized
FRN  --Floating Rate Note
LP  --Limited Partnership
MBIA  --Municipal Bond Investors Assurance
PLC  --Public Limited Company
SA  --Support Agreement
SPA  --Standby Purchase Agreement
TBA  --To Be Announced
TRANs  --Tax and Revenue Anticipation Notes

(See Notes which are an integral part of the Financial Statements)


                      STATEMENT OF ASSETS AND LIABILITIES

                         Federated Managed Growth Fund

                               November 30, 1998

Assets:
---------------------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $237,310,785 and tax cost                  $   262,837,855
 $237,560,920)
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                            3,514
---------------------------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (at identified cost $2,620)                                              2,601
---------------------------------------------------------------------------------------------------------------------
Income receivable                                                                                           1,398,793
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                             1,987,419
---------------------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  1,007,840
---------------------------------------------------------------------------------------------------------------------
Receivable for foreign currency sold                                                                              113
---------------------------------------------------------------------------------------------------------------------
Deferred organizational costs                                                                                  11,414
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                    1,062
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                              267,250,611
---------------------------------------------------------------------------------------------------------------------
Liabilities:
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                       $  2,253,398
---------------------------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                1,627,423
---------------------------------------------------------------------------------------------------------------------
Payable for dollar roll transactions                                                         426,810
---------------------------------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                     4,352
---------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin                                                           722,122
---------------------------------------------------------------------------------------------------------------------
Accrued expenses                                                                             114,673
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                           5,148,778
---------------------------------------------------------------------------------------------------------------------
Net Assets for 19,959,287 shares outstanding                                                          $   262,101,833
---------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
---------------------------------------------------------------------------------------------------------------------
Paid in capital                                                                                       $   223,750,493
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities
 in foreign currency, and futures contracts                                                                28,038,667
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency transactions, and
---------------------------------------------------------------------------------------------------------------------
futures contracts                                                                                           9,339,340
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                           973,333
---------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                      $   262,101,833
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------------------------
Institutional Shares:
---------------------------------------------------------------------------------------------------------------------
$173,513,631 / 13,199,846 shares outstanding                                                                   $13.15
---------------------------------------------------------------------------------------------------------------------
Select Shares:
---------------------------------------------------------------------------------------------------------------------
$88,588,202 / 6,759,441 shares outstanding                                                                     $13.11
---------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                         Federated Managed Growth Fund

                          Year Ended November 30, 1998

Investment Income:
--------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $63,976)                                                         $   2,376,713
--------------------------------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $49,097) (net of foreign taxes                                           6,995,640
 withheld of $5,717)
--------------------------------------------------------------------------------------------------------------------------
  Total income                                                                                                   9,372,353
--------------------------------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                       $  1,876,254
--------------------------------------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                          188,627
--------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                      81,844
--------------------------------------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                           170,034
--------------------------------------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                            3,880
--------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                                                       17,941
--------------------------------------------------------------------------------------------------------------------------
Legal fees                                                                                           4,077
--------------------------------------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                           80,049
--------------------------------------------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                           607,721
--------------------------------------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                     422,844
--------------------------------------------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                            202,574
--------------------------------------------------------------------------------------------------------------------------
Share registration costs                                                                            34,698
--------------------------------------------------------------------------------------------------------------------------
Printing and postage                                                                                39,224
--------------------------------------------------------------------------------------------------------------------------
Insurance premiums                                                                                   3,860
--------------------------------------------------------------------------------------------------------------------------
Taxes                                                                                                   19
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                       45,663
--------------------------------------------------------------------------------------------------------------------------
  Total expenses                                                                                 3,779,309
--------------------------------------------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------------------------------------------------
    Waiver of distribution services fee--Select Shares                          $  (202,574)
--------------------------------------------------------------------------------------------------------------------------
    Waiver of shareholder services fee--Institutional Shares                       (338,275)
--------------------------------------------------------------------------------------------------------------------------
        Total waivers                                                                             (540,849)
--------------------------------------------------------------------------------------------------------------------------
            Net expenses                                                                                         3,238,460
--------------------------------------------------------------------------------------------------------------------------
                Net investment income                                                                            6,133,893
--------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 Transactions and Futures Contracts:
--------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions, and futures                                     9,323,284
 contracts
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets
 and liabilities in foreign currency, and futures contracts                                                      8,589,516
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments, foreign currency, and                                          17,912,800
 futures contracts
--------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                               $  24,046,693
--------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                         Federated Managed Growth Fund

                                                                                         Year Ended November 30,
--------------------------------------------------------------------------------------------------------------------
                                                                                            1998             1997
--------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------------------------------------------
Operations--
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    6,133,893   $    6,276,504
--------------------------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency and futures contracts
 ($12,048,850
--------------------------------------------------------------------------------------------------------------------
and $16,550,986, respectively, as computed for federal tax purposes)                      9,323,284       15,812,213
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets
 and liabilities in foreign currency, and futures contracts                               8,589,516        5,706,798
--------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                           24,046,693       27,795,515
--------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders--
--------------------------------------------------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                                     (4,424,186)      (4,729,122)
--------------------------------------------------------------------------------------------------------------------
Select Shares                                                                            (1,540,266)      (1,781,932)
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains on investments, foreign currency transactions, and futures contracts
--------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                                    (10,981,749)      (3,327,990)
--------------------------------------------------------------------------------------------------------------------
Select Shares                                                                            (4,961,147)      (1,494,754)
--------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from distributions to shareholders                       (21,907,348)     (11,333,798)
--------------------------------------------------------------------------------------------------------------------
Share Transactions--
--------------------------------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                             95,503,988      104,253,170
--------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                  17,037,904        8,122,432
--------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (88,843,876)     (89,036,194)
--------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from share transactions                                   23,698,016       23,339,408
--------------------------------------------------------------------------------------------------------------------
Change in net assets                                                                     25,837,361       39,801,125
--------------------------------------------------------------------------------------------------------------------
Net Assets:
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     236,264,472      196,463,347
--------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of
 $973,333 and $333,351, respectively)
--------------------------------------------------------------------------------------------------------------------
                                                                                     $  262,101,833   $  236,264,472
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

                         Federated Managed Growth Fund

(For a share outstanding throughout each period)

                                                                                            Year Ended November 30,
-------------------------------------------------------------------------------------------------------------------------------
                                                                               1998       1997       1996       1995     1994(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $  13.10   $  12.23   $  11.52   $  9.82   $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            0.35       0.38       0.41      0.40      0.20
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments, foreign currency         0.92       1.19       0.97      1.70     (0.26)
 transactions and futures contracts
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 1.27       1.57       1.38      2.10     (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                        (0.34)     (0.40)     (0.44)    (0.40)    (0.12)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments, foreign currency           (0.88)     (0.30)     (0.23)       --        --
 transactions, and futures contracts
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                             (1.22)     (0.70)     (0.67)    (0.40)    (0.12)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  13.15   $  13.10   $  12.23   $ 11.52   $  9.82
-------------------------------------------------------------------------------------------------------------------------------
Total return (b)                                                                10.56%     13.39%     12.54%    21.79%   (0.59)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                         1.07%      1.05%      1.05%     1.00%   0.89%*
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            2.67%      3.07%      3.77%     4.29%   4.28%*
-------------------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement (c)                                                 0.20%      0.26%      0.40%     0.76%   0.90%*
-------------------------------------------------------------------------------------------------------------------------------
Supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                      $173,514   $163,519   $136,255   $68,313   $28,973
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                111%       136%        95%      106%       71%
-------------------------------------------------------------------------------------------------------------------------------

  * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                      FINANCIAL HIGHLIGHTS--SELECT SHARES

                         Federated Managed Growth Fund

(For a share outstanding throughout each period)

                                                                                   Year Ended November 30,
                                                                        1998      1997      1996      1995     1994(a)
Net asset value, beginning of period                                  $ 13.06   $ 12.20   $ 11.50   $  9.81   $ 10.00
Income from investment operations
Net investment income                                                    0.26      0.30      0.36      0.23      0.15
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and futures contracts                      0.92      1.18      0.94      1.79     (0.24)
Total from investment operations                                         1.18      1.48      1.30      2.02     (0.09)
Less distributions
Distributions from net investment income                                (0.25)    (0.32)    (0.37)    (0.33)    (0.10)
Distributions from net realized gain on investments,
foreign currency transactions, and futures contracts                    (0.88)    (0.30)    (0.23)       --        --
Total distributions                                                     (1.13)    (0.62)    (0.60)    (0.33)    (0.10)
Net asset value, end of period                                        $ 13.11   $ 13.06   $ 12.20   $ 11.50   $  9.81
Total return (b)                                                         9.80%    12.56%    11.75%    20.95%    (0.90%)
Ratios to average net assets
Expenses                                                                 1.77%     1.75%     1.75%     1.75%   1.70%*
Net investment income                                                    2.00%     2.37%     3.06%     3.48%   3.53%*
Expense waiver/reimbursement (c)                                         0.25%     0.31%     0.45%     0.76%   1.15%*
Supplemental data
Net assets, end of period (000 omitted)                               $88,588   $72,746   $60,208   $27,358   $ 2,952
Portfolio turnover                                                        111%      136%       95%      106%       71%

  * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the Fund had no investment activity.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




                         NOTES TO FINANCIAL STATEMENTS

                         Federated Managed Growth Fund

                               November 30, 1998

Organization

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discount, foreign currency transactions, non-taxable dividends, wash sales, and futures. The following reclassifications have been made to the financial statement.


                           Increase (Decrease)
                             Accumulated Net
Paid-in                         Realized                          Undistributed Net
Capital                         Gain/Loss                         Investment Income
$(58,265)                       $(412,276)                             $470,541

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended November 30, 1998, the Fund had realized gains of $232,296 on futures contracts. As of November 30, 1998, the Fund had the following outstanding futures contracts

                                                                                              Unrealized
                          Contracts to                              Net Notional             Appreciation
 Expiration Date        Deliver/Receive           Position             Amount               (Depreciation)
December 1998           25 Russell 2000                               $4,906,542               $   64,083
December 1998              80 S&P 500               Long               1,960,309                2,438,182
                                                                                               $2,502,265
--------------------------------------------------------------------------------------------------------------

Foreign Exchange Contracts

The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At November 30, 1998, the Fund had no outstanding forward foreign currency contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at November 30, 1998 is as follows:

Security                           Acquisition Date                   Acquisition Cost
Bayer Corp.                       5/21/1996-7/1/1997                           $493,905
Den Danske Bank                             1/7/1998                            347,266
Norwich Union                             10/20/1998                            199,839
Panafon SA                                11/20/1998                             28,609
Swedbank                                    1/7/1998                            344,642
USF&G Cap                                   7/3/1997                            250,000

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                           Year Ended November 30,
                                                       1998                        1997
Institutional Shares                          Shares        Amount        Shares        Amount
Shares sold                                  5,057,393   $ 64,381,325    5,853,857   $ 72,401,751
Shares issued to shareholders in payment       901,670     11,036,443      420,257      5,082,597
 of distributions declared
Shares redeemed                             (5,245,337)   (66,680,577)  (4,927,672)   (60,980,593)
Net change resulting from Institutional        713,726   $  8,737,191    1,346,442   $ 16,503,755
 Shares transactions

                                                                  Year Ended November 30,
                                                              1998                        1997
Select Shares                                        Shares        Amount        Shares        Amount
Shares sold                                         2,438,806   $ 31,122,663    2,599,873   $ 31,851,419
Shares issued to shareholders in payment of           491,916      6,001,461      252,195      3,039,835
 distributions declared
Shares redeemed                                    (1,742,294)   (22,163,299)  (2,215,315)   (28,055,601)
Net change resulting from Select Shares             1,188,428   $ 14,960,825      636,753   $  6,835,653
 transactions
Net change resulting from share transactions        1,902,154   $ 23,698,016    1,983,195   $ 23,339,408

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Investment Management Corp.(the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental
Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of Select Shares average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ, maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $88,474 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:

Purchases                                                     $273,696,887
Sales                                                         $254,093,660

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 1998, the diversification of industries for non-U.S. issuers was as follows:

                                                Percentage of                                    Percentage of
Industry                                           Net Assets  Industry                             Net Assets
Aerospace & Military Technology                           0.2  Industrial Components                       0.1
Agency                                                    0.4  Insurance                                   1.1
Appliances & Household Durables                           0.1  Leisure & Tourism                           0.2
Automobile                                                0.2  Machinery & Engineering                     0.4
Banking                                                   1.8  Merchandising                               0.3
Beverage & Tobacco                                        0.2  Metals & Mining                             0.1
Broadcasting & Publishing                                 0.4  Metals - Non Ferrous                        0.1
Business & Public Services                                0.4  Multi-Industry                              0.1
Chemicals                                                 0.1  Real Estate                                 0.2
Construction & Housing                                    0.4  Recreation, Other Consumer Goods            0.1
Data Processing & Reproduction                            0.6  Sovereign                                   3.6
Electrical & Electronics                                  0.6  Sovereign Government                        1.0
Electronic Components, Instruments                        0.2  State/provincial                            0.1
Energy Sources                                            0.6  Telecommunications                          0.6
Financial Intermediaries                                  0.1  Transportation                              0.1
Financial Services                                        0.8  Utilities                                   0.3
Food & Household Products                                 0.4  Utilities - Electrical & Gas                0.1
Forest Products                                           0.2  Wholesale & International Trade             0.1
Health & Personal Care                                    0.9

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Subsequent Event

On January 7, 1999, the sub-adviser, Federated Global Research Corp., changed its name to Federated Global Investment Management Corp.



                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MANAGED SERIES TRUST (FEDERATED MANAGED GROWTH FUND):

We have audited the accompanying statement of assets and liabilities of Federated Managed Growth Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Growth Fund, an investment portfolio of Managed Series Trust, as of November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts
January 15, 1999


                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                              William J. Copeland
                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.
                                Glen R. Johnson
                                Peter E. Madden
                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                     Executive Vice President and Secretary

                               Richard B. Fisher
                                 Vice President

                               Richard J. Thomas
                                   Treasurer

                               Karen M. Brownlee
                              Assistant Secretary

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S.+government, the Federal
     Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




[LOGO OF FEDERATED INVESTORS]


Federated Managed
Growth Fund


Institutional Shares
Select Shares





Annual Report
to Shareholders
November 30, 1998







Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



Cusip 56166K503
Cusip 56166K602
G00871-01 (1/99)             [RECYCLED PAPER LOGO]



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Federated Managed Growth and Income Fund, a portfolio of Managed Series Trust, for the 12-month period from December 1, 1997, through November 30, 1998. Included in this report is our investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 62.2% of the fund's $241.3 million in net assets was invested in bonds, with the remainder invested in stocks.*

Over the fund's fiscal year, the fund's Institutional Shares delivered a total return of 11.19%** through a $0.17 increase in share price, dividends totaling $0.46 per share and capital gains totaling $0.62 per share. The fund's Select Shares produced a total return of 10.51%** through an $0.18 increase in share price, dividends totaling $0.38 per share and capital gains totaling $0.62 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Growth and Income Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/Glen R. Johnson

Glen R. Johnson

President

January 15, 1999

 * International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               INVESTMENT REVIEW

Performance For Twelve Months Ended

November 30, 1998

The 12 month reporting period ended November 30, 1998, was a generally favorable one for financial assets, although investors suffered through a period of high volatility in the second half of the period. Federated Managed Growth and Income Fund moved up with the advance in security prices this year but enjoyed less volatility than the stock market in the six months ended November 30, 1998. For the 12 month reporting period ended November 30, 1998, an investor in the fund's Institutional Shares had a total return of 11.19%,* while an investor in the fund's Select Shares had a total return of 10.51%.* As usual, performance among asset classes showed wide variation. The U.S. stock market set new all-time highs in July, but then embarked on a steep, swift decline through August. After moving in a trading range through early October, the stock market rebounded strongly through late November. The highest quality portion of the bond market-- U.S. Treasuries--did very well in this period of turbulence as investors around the world looked for safety and stability. Other sectors of the bond market did better than the stock market, but not as well as the U.S. Treasury sector in the last six months of the reporting period.

Asset Allocation as of November 30, 1998

Federated Managed Growth and Income Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as nine asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at November 30, 1998.
* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                 Asset Categories As A Percentage of Total Assets
                                     Permitted           Percentage as of
Asset Category                         Range            November 30, 1998
Bonds(1)                                     50-70%                        62
U.S. Treasury Securities                      0-56%                        22
Mortgage-Backed
Securities                                    0-35%                        16
Investment Grade
Corporate Bonds                               0-35%                        14
High Yield
Corporate Bonds                               0-10%                         5
Foreign Bonds                                 0-10%                         5
Equities(1)                                  30-50%                        38
Large Company Stocks                     22.5-37.5%                        29
Utility Stocks                             2.5-7.5%                         5
Small Company Stocks                           0-5%                         2
Foreign Stocks                                 0-5%                         2

 (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on November 30, 1998, have been included under the appropriate equity asset category.

The fund had somewhat below normal allocations to stocks and the higher risk portions of the bond market entering the late summer period of downside volatility in the financial markets. In October, with stock prices well below their all-time highs set in July, fund management added to both stock and high yield bond positions. These additions helped performance as financial markets rebounded strongly in the late October-November period. By November 30, 1998, the fund held only a slightly above normal position in bonds.

Structure of the Bond Portfolio

Within a range of four to six years, the fund's bond duration is set at 4.8 years. This duration is set at a slightly below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds.

Within the bond portfolio, U.S. Treasuries were emphasized for much of the last 12 months. Lower than normal yield advantages offered by corporate bonds over U.S. Treasuries led fund management to underweight both investment grade and high yield corporate bonds until November 1998. These underweights helped performance as investors in late summer were willing to pay an above normal premium for the safety of U.S. Treasuries thus making these bonds a very strong sector of the fixed income market. Once yield relationships returned to historically normal levels, management added to the mortgage-backed securities, investment grade corporate, and high yield corporate areas.

Structure of the Equity Portfolio

In a global equity sell-off, U.S. stocks declined rapidly in late summer. The size and swiftness of the decline can be at least partially attributed to the lack of valuation support for stocks versus historical standards. In July, stocks were richly priced versus their fundamentals. Investors paid much higher than normal prices for a dollar of earnings or a dollar of plant and equipment. This willingness on the part of investors to pay high prices reflects optimistic assessments about future economic conditions, which may well be justified. However, optimistic investors, sitting on large unrealized gains from a multi-year bull market, create above normal risk for the market as any change in sentiment can quickly lead to substantial selling. This is the situation that prevailed in mid-July prior to the decline.

The Federal Reserve Board's decision to move to an easier monetary policy in the fall had the desired effect of dramatically restoring confidence. It also led to a quick rebound in large-cap stocks. With stocks back to their mid-July levels, valuation had re-emerged as a concern. Therefore, the fund had a slightly below normal stock allocation despite the favorable economic and monetary policy environment.


FEDERATED MANAGED GROWTH AND INCOME FUND

(Institutional Shares)

Growth of $25,000 Invested in Federated Managed Growth and Income Fund (Institutional Shares)

The graph below illustrates the hypothetical investment of $25,000* in Federated Managed Growth and Income Fund (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1998, compared to the Lehman Brothers Government/Corporate Index (LBG/CI)+ and the Managed Growth and Income Indices Blend (MGIIB).++

[GRAPHIC] - See Appendix A.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The LBG/CI and the MGIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

 + The LBG/CI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 ++ The MGIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 20% Standard and Poor's 500 Index, 3% Russell 2000 Index, 8% Standard and Poor's Utility Index, 3% Morgan Stanley Capital International Europe Australia Far East Index, 6% Merrill Lynch 91-Day Treasury Bill Index, 5% Lehman Brothers 1-3 Year Government Index, 19% Lehman Brothers Intermediate Treasury Index, 15% Lehman Brothers Mortgage Index, 15% Lehman Brothers Intermediate Corporate Index, 3% Lehman Brothers Single B Rated Index, and 3% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

FEDERATED MANAGED GROWTH AND INCOME FUND
(Select Shares)

Growth of $10,000 Invested in Federated Managed Growth and Income Fund (Select Shares)

The graph below illustrates the hypothetical investment of $10,000* in Federated Managed Growth and Income Fund (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1998, compared to the Lehman Brothers Government/Corporate Index (LBG/CI)+ and the Managed Growth and Income Indices Blend (MGIIB).++

[GRAPHIC] - See Appendix B.

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The LBG/CI and the MGIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The LBG/CI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++ The MGIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 20% Standard and Poor's 500 Index, 3% Russell 2000 Index, 8% Standard and Poor's Utility Index, 3% Morgan Stanley Capital International Europe Australia Far East Index, 6% Merrill Lynch 91-Day Treasury Bill Index, 5% Lehman Brothers 1-3 Year Government Index, 19% Lehman Brothers Intermediate Treasury Index, 15% Lehman Brothers Mortgage Index, 15% Lehman Brothers Intermediate Corporate Index, 3% Lehman Brothers Single B Rated Index, and 3% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

                             PORTFOLIOOFINVESTMENTS

                    Federated Managed Growth and Income Fund

                               November 30, 1998

                                                                                                                       Value
                                                                                                                      in U.S.
                                                                      Shares                                          Dollars
           *Stocks--37.9%
                           Large-Company Value Stocks--12.0%
                           Basic Materials--0.7%
                    4,200  Air Products & Chemicals, Inc.                                                    $    160,125
                   20,475  Archer-Daniels-Midland Co.                                                             376,228
                    3,300  Dow Chemical Co.                                                                       321,337
                    3,400  Du Pont (E.I.) de Nemours & Co.                                                        199,750
                    3,400  International Paper Co.                                                                147,687
                   19,100  LTV Corporation                                                                        105,050
                    3,800  Martin Marietta Materials                                                              184,300
                    4,800  Universal Corp.                                                                        168,900
                           Total                                                                                1,663,377
                           Capital Goods--0.9%
                    1,396  AMP, Inc.                                                                               67,531
                    4,200  Caterpillar, Inc.                                                                      207,637
                    2,400  Cooper Industries, Inc.                                                                117,900
                    5,100  Ford Motor Co.                                                                         281,775
                    4,600  General Motors Corp.                                                                   322,000
                    8,200  Ingersoll-Rand Co.                                                                     383,862
                    7,600  Johnson Controls, Inc.                                                                 439,850
                    2,500  Northrop Corp.                                                                         203,125
                    6,000  Parker-Hannifin Corp.                                                                  208,500
                           Total                                                                                2,232,180
                           Communication Services--1.5%
                   13,777  AT&T Corp.                                                                             858,479
                    3,300  Ameritech Corp.                                                                        178,612
                   16,200  Bell Atlantic Corp.                                                                    901,125
                   12,900  GTE Corp.                                                                              799,800
                    4,978  (a)MCI Worldcom, Inc.                                                                  293,702
                   11,200  U.S. West, Inc.                                                                        697,200
                           Total                                                                                3,728,918
                           Consumer Cyclicals--0.5%
                    6,400  Block (H&R), Inc.                                                                      287,600

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Large-Company Value Stocks--continued
                           Consumer Cyclicals--continued
                    4,200  ITT Industries, Inc.                                                              $    151,200
                   19,000  (a)K Mart Corp.                                                                        289,750
                   10,000  Limited, Inc.                                                                          289,375
                    1,700  Penney (J.C.) Co., Inc.                                                                 93,500
                    3,100  Sears, Roebuck & Co.                                                                   147,056
                           Total                                                                                1,258,481
                           Consumer Staples--0.5%
                    6,200  Kimberly-Clark Corp.                                                                   326,275
                    4,100  (a)King World Productions, Inc.                                                        111,725
                    9,400  RJR Nabisco Holdings Corp.                                                             270,837
                    5,300  Rubbermaid, Inc.                                                                       175,231
                    7,500  UST, Inc.                                                                              260,625
                           Total                                                                                1,144,693
             Energy--1.3%
                    3,600  Atlantic Richfield Co.                                                                 239,400
                    6,600  (a)BJ Services Co.                                                                      91,162
                    4,900  Chevron Corp.                                                                          409,762
                   15,700  Exxon Corp.                                                                          1,178,481
                    9,200  Occidental Petroleum Corp.                                                             186,300
                    3,200  Phillips Petroleum Co.                                                                 134,400
                   12,100  Sunoco, Inc.                                                                           409,887
                    1,900  Texaco, Inc.                                                                           109,369
                   12,300  USX-Marathon Group, Inc.                                                               349,012
                           Total                                                                                3,107,773
                           Financials--3.4%
                    1,300  Allmerica Financial Corp.                                                               71,744
                   12,704  Allstate Corp.                                                                         517,688
                    2,100  American General Corp.                                                                 147,919
                    2,700  American International Group, Inc.                                                     253,800
                    9,500  Bank One Corp.                                                                         487,469
                   12,134  BankAmerica Corp.                                                                      790,985
                    3,300  BankBoston Corp.                                                                       137,362
                    2,500  Bear Stearns Cos., Inc.                                                                105,000

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Large-Company Value Stocks--continued
                           Financials--continued
                    9,000  CIGNA Corp.                                                                       $    700,312
                    5,100  Chase Manhattan Corp.                                                                  323,531
                    3,500  Citigroup, Inc.                                                                        175,656
                   11,200  First Union Corp.                                                                      680,400
                    4,400  Fleet Financial Group, Inc.                                                            183,425
                    1,300  General RE Corp.                                                                       303,550
                    5,700  (a)Golden State Bancorp, Inc.                                                          109,725
                    2,800  Hartford Financial Services Group, Inc.                                                154,525
                    4,500  KeyCorp                                                                                138,094
                    2,900  Loews Corp.                                                                            290,000
                    4,100  MBIA, Inc.                                                                             265,475
                    8,550  Marsh & McLennan Cos., Inc.                                                            497,503
                    4,100  Mellon Bank Corp.                                                                      258,044
                    1,700  Merrill Lynch & Co., Inc.                                                              127,500
                    6,000  Morgan Stanley, Dean Witter, Discover & Co.                                            418,500
                    7,650  Old Republic International Corp.                                                       163,041
                    2,800  PNC Bank Corp.                                                                         144,375
                    4,700  Torchmark Corp.                                                                        178,600
                    5,000  Washington Federal, Inc.                                                               126,875
                    9,576  Washington Mutual, Inc.                                                                371,070
                           Total                                                                                8,122,168
                           Health Care--0.4%
                   14,900  Pharmacia & Upjohn, Inc.                                                               775,731
                    5,500  United Healthcare Corp.                                                                248,187
                           Total                                                                                1,023,918
                           Technology--1.0%
                    4,400  CBS Corp.                                                                              131,175
                    4,700  Eastman Kodak Co.                                                                      341,044
                    4,200  Electronic Data Systems Corp.                                                          163,800
                    8,400  First Data Corp.                                                                       224,175
                    4,300  International Business Machines Corp.                                                  709,500

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Large-Company Value Stocks--continued
                           Technology--continued
                    5,300  Raytheon Co., Class A                                                             $    289,844
                   13,400  (a)Storage Technology Corp.                                                            469,000
                           Total                                                                                2,328,538
                           Transportation--0.3%
                    3,000  (a)AMR Corp.                                                                           197,812
                    7,800  CNF Transportation, Inc.                                                               278,362
                    8,300  Ryder Systems, Inc.                                                                    237,069
                           Total                                                                                  713,243
          Utilities--1.5%
                    3,500  Allegheny Energy, Inc.                                                                 118,125
                    4,500  Baltimore Gas & Electric Co.                                                           138,094
                    5,900  CMS Energy Corp.                                                                       287,625
                   15,800  Coastal Corp.                                                                          551,025
                    5,850  Columbia Energy Group                                                                  331,987
                    3,100  Consolidated Edison Co.                                                                157,519
                    3,400  Dominion Resources, Inc.                                                               157,037
                    8,500  Entergy Corp.                                                                          249,156
                    8,500  Houston Industries, Inc.                                                               268,812
                   13,300  P G & E Corp.                                                                          411,469
                    7,000  Pacificorp                                                                             131,250
                    8,000  Public Service Enterprises Group, Inc.                                                 312,000
                    8,400  Southern Co.                                                                           247,800
                    5,600  Texas Utilities Co.                                                                    249,550
                    Total                                                                                       3,611,449
                           Total Large-Company Value Stocks                                                    28,934,738
                           Large-Company Growth Stocks--12.4%
                           Basic Materials--0.2%
                    2,700  Bemis Co., Inc.                                                                        102,094
                    3,200  Hercules, Inc.                                                                         105,200
                    2,900  Monsanto Co.                                                                           131,406

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Large-Company Growth Stocks--continued
                           Basic Materials--continued
                    1,900  PPG Industries, Inc.                                                              $    116,256
                           Total                                                                                  454,956
                           Capital Goods--1.3%
                    4,400  Allied-Signal, Inc.                                                                    193,600
                    3,000  Avery Dennison Corp.                                                                   143,813
                    3,400  Crown Cork & Seal Co., Inc.                                                            114,750
                    4,400  Dover Corp.                                                                            156,750
                   17,900  General Electric Co.                                                                 1,619,950
                    2,900  Hillenbrand Industries, Inc.                                                           164,756
                    5,200  Miller Herman, Inc.                                                                    110,500
                    3,000  (a)SCI Systems, Inc.                                                                   145,875
                    2,900  United Technologies Corp.                                                              310,844
                    4,810  Waste Management, Inc.                                                                 206,229
                           Total                                                                                3,167,067
                           Communication Services--0.4%
                    3,300  (a)Airtouch Communications, Inc.                                                       188,719
                    1,700  (a)Chancellor Media Corp., Class A                                                      64,069
                    3,200  Cincinnati Bell, Inc.                                                                  100,800
                    1,800  Comcast Corp., Class A                                                                  87,300
                    5,400  (a)MCI Worldcom, Inc.                                                                  318,600
                    1,800  SBC Communications, Inc.                                                                86,288
                           Total                                                                                  845,776
                           Consumer Cyclicals--1.3%
                    2,400  (a)Abercrombie & Fitch Co., Class A                                                    134,400
                    1,600  (a)Costco Cos., Inc.                                                                   100,400
                    2,700  Dayton-Hudson Corp.                                                                    121,500
                    2,900  Gannett Co., Inc.                                                                      187,231
                    1,900  Gap (The), Inc.                                                                        139,769
                    4,000  Harley Davidson, Inc.                                                                  167,250
                    9,500  Home Depot, Inc.                                                                       472,625
                    2,900  (a)Jones Apparel Group, Inc.                                                            67,244
                    2,400  Lowe's Cos., Inc.                                                                      101,400

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Large-Company Growth Stocks--continued
                           Consumer Cyclicals--continued
                    6,400  Masco Corp.                                                                       $    184,800
                    1,900  Maytag Corp.                                                                           102,838
                    3,300  Nordstrom, Inc.                                                                        122,925
                    7,700  Service Corp. International                                                            287,788
                    2,700  (a)Staples, Inc.                                                                        94,331
                    8,900  TJX Cos., Inc.                                                                         228,063
                    7,800  Wal-Mart Stores, Inc.                                                                  587,438
                           Total                                                                                3,100,002
                           Consumer Staples--2.5%
                    2,600  Avon Products, Inc.                                                                    105,625
                    5,600  Campbell Soup Co.                                                                      319,900
                    1,200  Cardinal Health, Inc.                                                                   82,350
                   11,800  Coca-Cola Co.                                                                          826,737
                   14,100  Dial Corp.                                                                             370,125
                    7,200  Disney (Walt) Co.                                                                      231,750
                    3,500  Dole Food, Inc.                                                                        110,688
                    4,200  Gillette Co.                                                                           192,938
                    2,700  Heinz (H.J.) Co.                                                                       157,444
                    2,500  McDonald's Corp.                                                                       175,156
                    7,700  PepsiCo, Inc.                                                                          297,894
                   16,700  Philip Morris Cos., Inc.                                                               934,156
                    7,600  Procter & Gamble Co.                                                                   665,950
                    3,500  Quaker Oats Co.                                                                        214,813
                    7,600  (a)Safeway, Inc.                                                                       401,375
                    3,200  Sara Lee Corp.                                                                         186,800
                    3,300  Sysco Corp.                                                                             88,894
                    4,600  (a)Tricon Global Restaurants, Inc.                                                     209,588
                    4,300  UST, Inc.                                                                              149,425
                    4,400  (a)Viacom, Inc., Class A                                                               289,025
                    1,000  Wrigley (Wm.), Jr. Co.                                                                  88,125
                           Total                                                                                6,098,758

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Large-Company Growth Stocks--continued
             Energy--0.0%
                    3,700  Halliburton Co.                                                                   $    108,688
                           Financials--1.0%
                    3,800  American Express Co.                                                                   380,238
                    2,091  Associates First Capital Corp., Class A                                                162,837
                    8,250  Citigroup, Inc.                                                                        414,047
                    5,300  Federal National Mortgage Association                                                  385,575
                    3,600  Household International, Inc.                                                          140,850
                   11,375  MBNA Corp.                                                                             258,070
                    1,900  MGIC Investment Corp.                                                                   83,481
                    3,300  Providian Financial Corp.                                                              302,981
                    3,700  Sunamerica, Inc.                                                                       293,225
                    1,800  U.S. Bancorp                                                                            66,262
                           Total                                                                                2,487,566
                           Health Care--2.4%
                    7,100  Abbott Laboratories                                                                    340,800
                    4,100  American Home Products Corp.                                                           218,325
                    2,200  (a)Amgen, Inc.                                                                         165,550
                    1,500  Baxter International, Inc.                                                              95,344
                   16,700  (a)Beverly Enterprises, Inc.                                                            96,025
                    6,000  Bristol-Myers Squibb Co.                                                               735,375
                    3,400  Guidant Corp.                                                                          291,763
                    7,500  (a)HEALTHSOUTH Corp.                                                                   100,781
                    6,500  Johnson & Johnson                                                                      528,125
                    4,000  Lilly (Eli) & Co.                                                                      358,750
                    7,200  Merck & Co., Inc.                                                                    1,115,100
                    4,500  Pfizer, Inc.                                                                           502,313
                    4,400  Schering Plough Corp.                                                                  468,050
                    2,700  United Healthcare Corp.                                                                121,838
                    4,400  (a)Universal Health Services, Inc., Class B                                            235,950
                    3,700  Warner-Lambert Co.                                                                     279,350
                           Total                                                                                5,653,439

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Large-Company Growth Stocks--continued
                           Technology--3.3%
                    3,400  (a)America Online, Inc.                                                           $    297,712
                    4,300  (a)Applied Materials, Inc.                                                             166,625
                    1,800  (a)Ascend Communications                                                               101,137
                    4,400  (a)BMC Software, Inc.                                                                  224,675
                    6,400  (a)Cadence Design Systems, Inc.                                                        180,000
                    9,900  (a)Cisco Systems, Inc.                                                                 746,212
                    1,600  (a)Compuware Corp.                                                                      99,600
                    5,000  (a)Dell Computer Corp.                                                                 304,062
                    6,300  EMC Corp. Mass                                                                         456,750
                    3,800  First Data Corp.                                                                       101,413
                    1,600  (a)Gateway 2000, Inc.                                                                   89,800
                   13,600  HBO & Co.                                                                              339,150
                    2,500  Hewlett-Packard Co.                                                                    156,875
                    8,700  Intel Corp.                                                                            936,337
                    1,100  International Business Machines Corp.                                                  181,500
                    2,700  (a)Lexmark Intl. Group, Class A                                                        206,212
                    2,100  (a)Liberty Media Group, Class A                                                         84,656
                    8,000  Lucent Technologies, Inc.                                                              688,500
                   11,800  (a)Microsoft Corp.                                                                   1,439,600
                    4,900  (a)Oracle Corp.                                                                        167,825
                    2,300  (a)PanAmSat Corp.                                                                       77,337
                    5,100  (a)Seagate Technology, Inc.                                                            150,450
                    3,800  (a)Sun Microsystems, Inc.                                                              281,437
                    3,700  (a)Tellabs, Inc.                                                                       200,031
                    1,900  Xerox Corp.                                                                            204,250
                      600  (a)Yahoo, Inc.                                                                         115,200
                           Total                                                                                7,997,346
                           Transportation--0.1%
                    3,700  Burlington Northern Santa Fe                                                           125,800
                           Total Large-Company Growth Stocks                                                   30,039,399

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Utility Stocks--5.4%
                           Electric Utilities: Central--0.5%
                   14,300  CMS Energy Corp.                                                                  $    697,125
                   17,600  NIPSCO Industries, Inc.                                                                515,900
                           Total                                                                                1,213,025
                           Electric Utilities: East--0.9%
                    9,400  BEC Energy                                                                             387,750
                   10,300  DQE, Inc.                                                                              422,944
                   16,000  Peco Energy Co.                                                                        642,000
                   15,400  Potomac Electric Power Co.                                                             401,362
                   10,700  Public Service Enterprises Group, Inc.                                                 417,300
                           Total                                                                                2,271,356
                           Electric Utilities: South--2.0%
                   11,900  Dominion Resources, Inc.                                                               549,631
                    8,200  Duke Energy Corp.                                                                      513,012
                    9,700  Edison International                                                                   266,750
                   13,400  Entergy Corp.                                                                          392,787
                    9,800  FPL Group, Inc.                                                                        600,250
                   13,100  Houston Industries, Inc.                                                               414,287
                    9,200  OGE Energy Corp.                                                                       257,025
                   12,400  SCANA Corp.                                                                            404,550
                    9,200  Southern Co.                                                                           271,400
                   14,200  TECO Energy, Inc.                                                                      381,625
                   15,100  Texas Utilities Co.                                                                    672,894
                           Total                                                                                4,724,211
                           Electric Utilities: West--0.6%
                   10,000  Montana Power Co.                                                                      506,875
                   11,700  P G & E Corp.                                                                          361,969
                   11,600  Pacificorp                                                                             217,500
                    9,700  Puget Sound Energy, Inc.                                                               263,112
                           Total                                                                                1,349,456
                           Natural Gas Distribution--0.5%
                    7,300  Consolidated Natural Gas Co.                                                           396,481
                   13,000  Keyspan Energy Corp.                                                                   385,937

                                                                                                                    Value
                                                                                                                  in U.S.
                   Shares                                                                                         Dollars
                           *Stocks--continued
                           Utility Stocks--continued
                           Natural Gas Distribution--continued
                   23,600  MCN Corp.                                                                         $    446,925
                           Total                                                                                1,229,343
                           Oil/Gas Transmission--0.9%%
                    4,650  Columbus Energy Group                                                                  263,887
                   15,300  El Paso Energy Corp.                                                                   522,112
                   12,500  Enron Corp.                                                                            657,031
                   12,800  Sonat, Inc.                                                                            380,000
                   12,300  Williams Companies, Inc.                                                               354,394
                           Total                                                                                2,177,424
                           Total Utility Stocks                                                                12,964,815
                           Foreign Equity--2.4%
          Australia--0.0%
                   12,200  Austrim Ltd                                                                             22,308
                   15,000  Woolworth's Ltd.                                                                        52,781
                           Total                                                                                   75,089
            Finland--0.0%
                    6,600  Merita A (unitas A)                                                                     38,383
                      850  Sampo Insurance Co. Ltd., Class A                                                       29,165
                           Total                                                                                   67,548
             France--0.4%
                      821  AXA                                                                                    106,067
                      300  Alcatel Alsthom                                                                         39,654
                      220  Atos SA                                                                                 47,177
                      240  Bouygues                                                                                44,716
                      300  Cap Gemini Sogeti                                                                       43,873
                      550  Credit Commerical De France                                                             47,312
                      670  Eiffage                                                                                 54,762
                      310  Elf Aquitaine SA                                                                        38,633
                      330  Groupe Danon BSN SA                                                                     96,288
                      125  Guyenne Et Gascogne                                                                     54,269
                      200  Peugeot SA                                                                              31,639
                      650  REXEL SA                                                                                58,268

  Shares                                                                                                                 in U.S.
  or Units                                                                                                               Dollars
                                *Stocks--continued
                                Foreign Equity--continued
                                France--continued
         900                    Scor SA                                                                         $     57,504
         360                    Simco                                                                                 31,892
         700                    Societe BIC SA                                                                        43,679
         1,500                  Thomson-csf                                                                           56,423
         560                    Total SA-B                                                                            69,395
         400                    Valeo                                                                                  1,863
         220                    Vivendi                                                                               49,729
                                Total                                                                                973,143
                                Germany, Federal Republic Of--0.1%
         1,500                  Bhf-bank                                                                              58,799
         1,050                  Hoechst Ag                                                                            45,059
         1,100                  Mannesmann AG                                                                        118,984
         100                    Systeme, Anwendungen, Produkte in der Datevnerarbeitung                               45,271
                                Total                                                                                268,113
Greece--0.0%
         310                    (a)Panafon SA - 144A                                                                   5,553
Hong Kong--0.1%
         17,000                 (a)China Telecommunications                                                           33,921
         16,000                 Henderson Land Development Co. Ltd.                                                   81,829
                                Total                                                                                115,750
Italy--0.3%
         2,200                  Assicurazioni Generali                                                                82,119
         14,000                 Autogrill SPA                                                                        108,683
         18,000                 Banca Intesa S pa                                                                    100,461
         17,000                 Banca Nazionale del Lavoro                                                            47,769
         500                    (a)Banca Popolare di Verona                                                           46,435
         6,400                  Eni                                                                                   39,682
         20,000                 Istituto Nazionale delle Assicurazioni                                                52,746
         7,500                  Mondadori Ord                                                                         94,210
         5,100                  SAI SPA                                                                               57,232
         13,700                 Telecom Italia S pA                                                                  110,962

                                                                                                                       Value
         Shares                                                                                                      in U.S.
         or Units                                                                                                    Dollars
                                *Stocks--continued
                                Foreign Equity--continued
                                Italy--continued
         20,000                 (a)Unione Immobiliare S pa                                                      $     10,001
                                Total                                                                                750,300
Japan--0.4%
         9,000                  Chugai Pharmaceutical Co                                                              76,778
         7,000                  Fujitsu Ltd.                                                                          80,795
         1,000                  Honda Motor Co. Ltd.                                                                  35,877
         3,000                  Hosiden Corp.                                                                         51,989
         8,000                  INES Corp.                                                                            69,481
         6,000                  Kirin Brewery Co. Ltd.                                                                62,240
         6,000                  Kokusai Securities Co. Ltd.                                                           50,601
         2,500                  Konami Co                                                                             69,196
         6,000                  Kyushu Matsushita Electric                                                            64,821
         2,000                  Matsushita Communication                                                              87,175
         2,600                  Meitec Corp.                                                                          61,201
         1,000                  Orix Corp                                                                             71,347
         9,000                  Sumitomo Marine & Fire                                                                53,693
         1,000                  Takefuji                                                                              68,182
         3,100                  Tokyo Electric Power Co.                                                              70,706
         11,000                 Toshiba Corp.                                                                         61,607
                                Total                                                                              1,035,689
                                Korea, Republic Of--0.0%
         870                    Pohang Iron and Steel Co. Ltd.                                                        48,083
                                Netherlands--0.1%
         300                    Aegon N.V.                                                                            32,093
         900                    (a)Benckiser NV                                                                       53,175
         1,511                  KPN NV                                                                                65,179
         346                    Wolters Kluwer NV                                                                     65,942
                                Total                                                                                216,389
Norway--0.0%
         2,200                  Tomra Systems ASA                                                                     64,200
Singapore--0.0%
         4,000                  (a)Creative Technology Ltd.                                                           73,477

                                                                                                                       Value
         Shares                                                                                                      in U.S.
         or Units                                                                                                    Dollars
                                *Stocks--continued
                                Foreign Equity--continued
Spain--0.2%
         2,400                  Argentaria, SA                                                                  $     55,864
         910                    Banco Pastor, SA                                                                      56,737
         1,010                  Banco Popular Espanol                                                                 74,167
         1,200                  (a)Baron de Ley                                                                       41,566
         600                    Fomento de Construcciones y Contratas, SA                                             35,788
         7,100                  (a)Prima Immobiliaria, SA                                                             64,926
                                Total                                                                                329,048
Sweden--0.0%
         2,000                  Telefonaktiebolaget LM Ericsson                                                       55,542
                                Switzerland--0.2%
         41                     Alusuisse Lonza Holding AG                                                            51,679
         120                    Baloise Holdings Ltd.-Reg                                                            111,724
         35                     Nestle, SA                                                                            72,692
         58                     Novartis AG - REG                                                                    108,830
         50                     (a)Swisscom AG                                                                        16,830
                                Total                                                                                361,755
                                United Kingdom--0.6%
         2,300                  Abbey National Bank PLC, London                                                       46,671
         3,800                  (a)Allied Zurich PLC                                                                  54,217
         5,700                  Amvescap PLC                                                                          46,398
         3,150                  Barclays PLC                                                                          71,442
         10,912                 British Aerospace PLC                                                                 93,774
         3,810                  British Petroleum Co. PLC                                                             59,482
         14,000                 British-Borneo Petroleum Syndicate PLC                                                34,638
         1,800                  CMG PLC                                                                               44,595
         5,200                  (a)Cable & Wireless Communications                                                    46,317
         2,500                  Capita Group PLC                                                                      23,505
         3,800                  (a)Colt Telecom Group PLC                                                             49,642
         3,000                  Commercial Union PLC                                                                  47,554
         6,500                  Croda International                                                                   26,589
         6,429                  General Electric Co. PLC                                                              52,544
         1,828                  Glaxo Wellcome PLC                                                                    57,801

         Shares,
         Units or                                                                                                      Value
         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                *Stocks--continued
                                Foreign Equity--continued
                                United Kingdom--continued
         7,619                  Guardian Royal Exchange PLC                                                     $     41,472
         5,000                  Imperial Chemical Industries PLC                                                      46,514
         6,500                  Lasmo                                                                                 14,983
         3,600                  Lloyds TSB Group P lc                                                                 50,028
         6,500                  Misys PLC                                                                             45,780
         5,400                  (e)Norwich Union PLC                                                                  37,855
         3,500                  Prudential Corp. PLC                                                                  51,034
         7,000                  Reed International P lc                                                               55,075
         12,900                 Sears plc                                                                             46,173
         3,328                  Smithkline Beecham PLC                                                                40,841
         2,540                  Zeneca Group                                                                         105,578
                                Total                                                                              1,290,502
                                Total Foreign Equity                                                               5,730,181
                                *Future Contracts Collateral--5.7%
         $12,850,000            United States Treasury Bill, 12/17/1998                                           12,829,697
         1,000,000              United States Treasury Bill, 1/7/1999                                                996,010
                                Total                                                                             13,825,707
                                Total Stocks (identified cost $75,533,698)                                        91,494,839
Bonds--62.2%
                                Treasury and Government Securities--23.9%
                                (b)Repurchase Agreements--7.2%
         15,945,000             Westdeutsche Landesbank Girozentrale, 5.350%, dated 11/30/1998, due 12/1/1998     15,945,000
         1,363,000              (c)Morgan Stanley Group, Inc., 4.960%, dated 11/9/1998, due 12/10/1998             1,363,000
                                Total                                                                             17,308,000
                                U.S. Treasury Agreements--16.7%
         6,005,000              United States Treasury Bond, 6.125%, 11/15/2027                                    6,775,562
         1,100,000              United States Treasury Bond, 7.250%, 5/15/2004                                     1,233,859
         10,495,000             United States Treasury Bond, 8.125%, 5/15/2021                                    14,273,305
         2,170,000              United States Treasury Note, 4.25%, 11/15/2003                                     2,146,260
         2,000,000              United States Treasury Note, 5.625%, 5/15/2008                                     2,128,640
         2,200,000              United States Treasury Note, 6.50%, 10/15/2006                                     2,439,998

         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                Treasury and Government Securities--continued
                                U.S. Treasury Agreements--continued
         $10,200,000            United States Treasury Note, 6.625%, 5/15/2007                                  $ 11,454,498
                                Total                                                                             40,452,122
                                Total Treasury and Government Securities                                          57,760,122
                                Mortgage-Backed Securities--15.5%
                                Government Agency--15.5%
         317,403                Federal Home Loan Mortgage Corp., 9.00%, 5/1/2017                                    335,851
         982,952                Federal Home Loan Mortgage Corp., 6.50%, 9/1/2028                                    990,324
         1,314,313              Federal Home Loan Mortgage Corp., 7.00%, 9/1/2028                                  1,341,414
         1,200,000              Federal Home Loan Mortgage Corp., 6.50%, 11/1/2028                                 1,209,000
         472,867                Federal Home Loan Mortgage Corp., 6.50%, 7/1/2028                                    476,993
         175,500                Federal Home Loan Mortgage Corp., 7.00%, 8/1/2028                                    179,119
         37,636                 Federal Home Loan Mortgage Corp., 7.00%, 9/1/2028                                     38,413
         936,540                Federal Home Loan Mortgage Corp., 7.00%, 9/1/2028                                    955,851
         490,904                Federal Home Loan Mortgage Corp., 6.50%, 9/1/2028                                    494,585
         2,018,344              Federal Home Loan Mortgage Corp., 6.50, 10/1/2028                                  2,033,482
         235,553                Federal Home Loan Mortgage Corp., 7.50%, 5/1/2024                                    242,177
         766,394                Federal Home Loan Mortgage Corp., 7.50%, 12/1/2022                                   788,910
         176,393                Federal Home Loan Mortgage Corp., 7.00%, 7/1/2024                                    180,142
         1,198,748              Federal Home Loan Mortgage Corp., 7.50%, 6/1/2026                                  1,232,086
         188,668                Federal Home Loan Mortgage Corp., 8.00%, 11/1/2009                                   194,506
         1,379,678              Federal Home Loan Mortgage Corp., 6.50%, 3/1/2011                                  1,401,670
         934,039                Federal Home Loan Mortgage Corp., 7.00%, 7/1/2013                                    955,055
         396,998                Federal Home Loan Mortgage Corp., 6.50%, 5/1/2011                                    403,326
         357,595                Federal National Mortgage Association, 7.00%, 7/1/2024                               365,305
         1,009,999              Federal National Mortgage Association, 7.00%, 3/1/2012                             1,033,038
         56,859                 Federal National Mortgage Association, 8.50%, 2/1/2025                                59,525
         714,305                Federal National Mortgage Association, 6.50%, 9/1/2025                               719,441
         447,285                Federal National Mortgage Association, 6.50%, 7/1/2026                               450,501
         1,957,322              Federal National Mortgage Association, 8.00%, 5/1/2027                             2,027,042
         339,122                Federal National Mortgage Association, 7.50%, 12/1/2027                              348,658
         845,724                Federal National Mortgage Association, 6.50%, 3/1/2028                               851,543
         985,891                Federal National Mortgage Association, 6.00%, 7/1/2028                               973,262
         424,312                Federal National Mortgage Association, 7.50%, 6/1/2028                               436,243

         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                MortageBacked Securities--continued
                                Government Agency--continued
         $1,311,556             Federal National Mortgage Association, 6.00%, 7/1/2028                          $  1,294,755
         1,369,681              Federal National Mortgage Association, 7.50%, 8/1/2028                             1,408,197
         2,430,000              Federal National Mortgage Association, 6.00%, 11/1/2013                            2,432,284
         1,363,000              (d)Federal National Mortgage Association, TBA, 7.00%,                              1,391,541
         942,120                Government National Mortgage Association, 8.50%, 10/15/2022                        1,001,888
         738,053                Government National Mortgage Association, 6.50%, 1/15/2024                           746,356
         583,204                Government National Mortgage Association, 8.00%, 11/15/2024                          607,442
         61,031                 Government National Mortgage Association, 9.50%, 12/15/2025                           66,238
         185,325                Government National Mortgage Association, 7.00%, 8/15/2024                           189,843
         2,459,240              Government National Mortgage Association, 7.00%, 10/15/2027                        2,518,410
         1,564,885              Government National Mortgage Association, 7.50%, 12/15/2027                        1,616,714
         499,820                Government National Mortgage Association, 7.00%, 2/15/2028                           511,846
         594,317                Government National Mortgage Association, 7.50%, 9/15/2028                           614,000
         912,334                Government National Mortgage Association, 7.00%, 11/15/2024                          934,577
         1,333,855              Government National Mortgage Association, 8.00%, 9/15/2017                         1,403,109
                                Total Mortgage-Backed Securities                                                  37,454,662
                                Investment Grade Bonds--12.9%
                                Aerospace & Defense--0.3%
         350,000                McDonnell Douglas Finance, Medium Term Note, 6.375%, 7/15/1999                       351,845
         250,000                McDonnell Douglas Finance, Note, 9.40%, 10/15/2001                                   257,188
                                Total                                                                                609,033
                                Automobile--0.6%
         825,000                Arvin Industries, Inc., Note, 6.75%, 3/15/2008                                       813,920
         600,000                Dana Corp., Note, 7.00%, 3/15/2028                                                   622,146
                                Total                                                                              1,436,066
Banking--1.2%
         100,000                City National Bank, Sub. Note, 6.375%, 1/15/2008                                     101,683
         250,000                Crestar Financial Corp, Sub. Note, 8.75%, 11/15/2004                                 288,963
         400,000                (e)Den Danske Bank, Note, 7.40% 6/15/2010                                            428,624
         300,000                National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                                325,599
         285,000                PNC Funding Corp, Sub. Note, 6.875%, 7/15/2007                                       306,198
         500,000                Republic New York Corp., Sub. Note, 7.75%, 5/15/2009                                 568,785

         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                Investment Grade Bonds--continued
                                Banking--continued
         $400,000               Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                  $    436,492
         400,000                (e)Swedbank, Sub., 11/29/2049                                                        395,980
                                Total                                                                              2,852,324
                                Beverage & Tobacco--0.2%
         150,000                Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                     151,190
         350,000                Phillip Morris Cos., Inc., Deb., 9.25%, 2/15/2000                                    365,005
                                Total                                                                                516,195
                                Cable Television--0.6%
         350,000                Continental Cablevision, Sr. Note, 8.50%, 9/15/2001                                  373,748
         1,000,000              TKR Cable Inc., Deb., 10.50%, 10/30/2007                                           1,099,170
                                Total                                                                              1,472,918
                                Chemicals & Plastics--0.2%
         450,000                (e)Bayer Corp., Deb., 6.50%, 10/1/2002                                               464,567
                                Ecological Services & Equipment--0.3%
         350,000                USA Waste Services, Inc., Note, 6.125%, 7/15/2001                                    354,921
         275,000                Waste Management, Deb., 8.75%, 5/1/2018                                              313,049
                                Total                                                                                667,970
Education--0.2%
         375,000                Boston University, 7.625%, 7/15/2097                                                 416,543
                                Electronics--0.4%
         700,000                Anixter Intl., Inc., Company Guarantee, 8.00%, 9/15/2003                             744,198
         300,000                Harris Corp, Deb., 10.375%, 12/1/2018                                                317,145
                                Total                                                                              1,061,343
                                Finance-Automotive--0.4%
         700,000                Ford Motor Credit Corp., Unsub., 6.875%, 6/05/2001                                   717,325
         350,000                GMAC, Medium Term Note, 7.50%, 5/25/2000                                             360,801
                                Total                                                                              1,078,126
                                Finance-Retail--0.1%
         150,000                Household Finance, Deb., 6.45%, 2/1/2009                                             153,810
         200,000                Sears Roebuck Acceptance, Medium Term Note, 6.56%, 9/05/2000                         203,676
                                Total                                                                                357,486
                                Financial Intermediaries--1.8%
         1,000,000              Bear Stearns Cos., Inc., Sr. Note, 6.75%, 5/1/2001                                 1,017,950

                                                                                                                       Value
         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                Investment Grade Bonds--continued
                                Financial Intermediaries--continued
         $400,000               DLJ, Note, 6.875%, 11/1/2005                                                    $    411,008
         400,000                Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                           434,640
         400,000                Lehman Brothers Hldgs Inc, Note, 6.90%, 1/29/2001                                    404,192
         300,000                Lehman Brothers Holding, Bond, 6.20%, 1/15/2002                                      297,894
         300,000                Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                              314,121
         250,000                PaineWebber Group, Inc., Medium Term Note, 6.34%, 2/15/2000                          250,617
         505,000                Salomon, Inc., 7.00%, 5/15/2000                                                      514,368
         225,000                Salomon, Inc., Note, 7.20%, 2/1/2004                                                 238,732
         343,060                (e) World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013               346,892
                                Total                                                                              4,230,414
                                Forest Products--0.3%
         650,000                Quno Corp., Sr. Note, 9.125%, 5/15/2005                                              702,702
                                Healthcare--0.2%
         600,000                COL HCA Hlthcare Corp, Sr. Note, 6.41%, 6/15/2000                                    594,450
Insurance--1.4%
         250,000                AFC Capital Trust I, Bond, 8.207%, 2/3/2027                                          286,515
         350,000                Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                                          398,146
         845,000                Continental Corp, Note, 8.25%, 4/15/1999                                             852,630
         350,000                NAC Re Corp, Note, 8.00%, 6/15/1999                                                  354,456
         600,000                Provident Cos., Inc., Bond, 7.405%, 3/15/2038                                        623,196
         250,000                Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005                                   273,310
         425,000                Sunamerica, Inc., Sr. Note, 9.00%, 1/15/1999                                         426,968
         250,000                USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                     282,750
                                Total                                                                              3,497,971
                                Leisure & Entertainment--0.2%
         350,000                Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                                              386,155
                                Metals & Mining--0.3%
         150,000                Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                            162,632
         450,000                Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005                                       505,508
                                Total                                                                                668,140

                                                                                                                       Value
         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                Investment Grade Bonds--continued
Oil & Gas--0.1%
         $250,000               Occidental Petroleum Corp., Note, 8.50%, 9/15/2004                              $    254,653
                                Pharmaceutical--0.3%
         750,000                American Home Products Corp., Note, 7.70%, 2/15/2000                                 770,895
                                Real Estate--0.3%
         800,000                SUSA Partnership, LP, Deb., 7.50%, 12/1/2027                                         715,088
Retailers--0.7%
         450,000                Harcourt General, Sr. Deb., 7.20%, 8/1/2027                                          429,305
         400,000                May Department Stores, Deb., 8.125%, 8/15/2035                                       452,576
         750,000                Sears, Roebuck & Co., Medium Term Note, 7.32%, 4/24/2000                             772,470
                                Total                                                                              1,654,351
Services--1.1%
         800,000                BellSouth Telecommunicat, Note, 6.00%, 6/15/2002                                     823,624
         250,000                Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                                       216,250
         970,000                Raytheon Co., 5.70%, 11/01/2003                                                      981,320
         600,000                Service Corp. Int'l, Note, 6.50%, 3/15/2008                                          606,240
                                Total                                                                              2,627,434
Sovereign--0.2%
         400,000                Export-Import Bank Korea, Note, 6.50%, 5/15/2000                                     380,175
                                Sovereign Government --0.6%
         360,000                Quebec, Province of, Deb., 9.125%, 8/22/2001                                         392,166
         750,000                Republic Of South Africa, Global Bond Deb., 9.625%, 12/15/1999                       753,218
         400,000                Republic of Colombia, Note, 7.25%, 2/15/2003                                         346,500
                                Total                                                                              1,491,884
                                Surface Transportation--0.1%
         225,000                Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                         247,894
                                Technology Services--0.6%
         500,000                Dell Computer Corp., Deb., 7.10%, 4/15/2028                                          518,935
         9,728                  Microsoft Corp., Conv. Pfd., Series A, $2.196                                        947,264
                                Total                                                                              1,466,199

                                                                                                                       Value
         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                Investment Grade Bonds--continued
Utilities--0.2%
         $200,000               Duke Power Co., 1st Mtg. Note, 7.00%, 9/1/2005                                  $    205,614
         250,000                Enersis, SA, Note, 7.40%, 12/1/2016                                                  217,713
                                Total                                                                                423,327
                                Total Investment Grade Bonds                                                      31,044,303
                                High Yield Bonds--5.1%
         1,300,112              (f)The High Yield Bond Portfolio                                                  12,286,063
                                Foreign Bonds--4.8%
Australia--0.1%
         128,000                Qtc-global Notes, Deb., 10.5%, 5/15/2003                                              97,560
         25,000                 West Aust T Corp, Local Government Guarantee, 8.00%, 7/15/2003                        17,532
                                Total                                                                                115,092
Austria--0.4%
         4,350,000              Republic Of Austria, Deb., 7.625%, 10/18/2004                                        434,395
         730,000                Republic of Austria, Unsub., 6.50%, 1/10/2024                                        528,279
                                Total                                                                                962,674
Belgium--0.1%
         2,112,000              Belgian Govt., Bond, 6.50%, 3/31/2005                                                 69,056
         6,000,000              Belgium Kingdom, 7.75%, 10/15/2004                                                   206,419
                                Total                                                                                275,475
Canada--0.2%
         290,000                Canada Government, Deb., 6.50%, 6/1/2004                                             204,311
         375,000                Ontario Hydro, 9.00%, 6/24/2002                                                      277,161
                                Total                                                                                481,472
Denmark--0.2%
         1,844,000              Denmark - Bullet, Bond, 8.00%, 3/15/2006                                             351,444
         1,200,000              Denmark, 8.00%, 5/15/2003                                                            215,717
                                Total                                                                                567,161
France--0.0%
         500                    France O.A.T., Bond, 7.50%, 4/25/2005                                                    699
                                Germany, Federal Republic Of--0.9%
         450,000                Depfa-Bank, 5.50%, 1/15/2013                                                         287,409
         188,000                Deutschland Republic, Deb., 6.25%, 1/4/2024                                          133,094

                                                                                                                       Value
         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                Foreign Bonds--continued
                                Germany, Federal Republic Of--continued
         $33,000,000            KFW International Finance, 6.00%, 11/29/1999                                    $    283,259
         350,000                KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                          239,387
         1,100,000              Treuhandanstalt, 7.75%, 10/1/2002                                                    747,166
         744,000                Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003                         497,813
                                Total                                                                              2,188,128
Greece--0.1%
         34,000,000             Hellenic Republic, FRN 10/23/2003                                                    121,266
Hungary--0.0%
         19,600,000             Hungary Govt., Bond, 14.00%, 12/12/2002                                               86,389
Ireland--0.1%
         120,000                Irish Government, Deb., 9.00%, 9/01/2006                                             231,585
Italy--0.5%
         110,000,000            BTPS, Bond, 10.50%, 11/1/2000                                                         73,847
         520,000,000            BTPS, Deb., 12.00%, 5/18/1999                                                        319,878
         1,040,000,000          Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                            800,540
         90,000,000             Buoni Poliennali Del Tes, Deb., 12.00%, 1/01/2002                                     66,384
                                Total                                                                              1,260,649
Japan--0.2%
         42,000,000             Interamerican Development, Deb., 7.25%, 5/15/2000                                    374,911
Mexico--0.0%
         95,000                 Mexican Cetes, 2/11/1999                                                              88,637
                                Netherlands--0.3%
         70,000                 Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                            41,450
         30,000                 Bank Ned Gemeenten, Bond, 7.75%, 12/20/2004                                           18,745
         90,000                 Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006                                       58,622
         700,000                Netherlands Government, 5.75%, 1/15/2004                                             400,957
         210,000                Netherlands Government, 6.00%, 1/15/2006                                             123,746
                                Total                                                                                643,520
                                New Zealand--0.0%
         143,000                New Zealand Government, 8.00%, 2/15/2001                                              79,935
Norway--0.1%
         800,000                NGB Bond, 9.00%, 1/31/1999                                                           106,918

                                                                                                                       Value
         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                Foreign Bonds--continued
                                Norway--continued
         $585,000               Norwegian Government, 5.50%, 5/15/2009                                          $     79,380
         630,000                Norwegian Government, Bond, 7.00%, 5/31/2001                                          86,698
         473,000                Norwegian Government, Foreign Government Guarantee, 5.75%, 11/30/2004                 64,751
                                Total                                                                                337,747
Poland--0.1%
         585,000                Poland Government, Bond, Series 5Y, 12.00%, 2/12/2003                                168,475
                                South Africa--0.0%
         440,000                Republic of South Africa, Bond, 12.50%, 12/21/2006                                    64,247
Spain--0.6%
         645,000                Spanish Government, Bond, 5.15%, 7/30/2009                                           771,780
         40,000,000             Spanish Government, 10.00%, 2/28/2005                                                368,512
         34,600,000             Spanish Government, Bond, 8.80%, 4/30/2006                                           310,645
         6,480,000              Spanish Government, Deb., 10.10%, 2/28/2001                                           51,276
                                Total                                                                              1,502,213
Sweden--0.2%
         2,300,000              Sweden, 6.00%, 2/9/2005                                                              310,342
         600,000                Sweden, Deb., 13.00%, 6/15/2001                                                       89,833
         800,000                Swedish Government, Deb., 9.00%, 4/20/2009                                           135,698
                                Total                                                                                535,873
                                United Kingdom--0.5%
         127,000                British Gas PLC, 8.875%, 7/8/2008                                                    258,857
         108,000                U.K. Treasury, Deb., 8.50%, 12/7/2005                                                216,975
         365,000                UK Conversion, 9.00%, 3/3/2000                                                       625,770
                                Total                                                                              1,101,602
                                United States--0.2%
         315,000                Federal National Mortgage Association, 6.50%, 7/10/2002                              208,862
         140,000                Goldman Sachs Group, LP, Bond, 5.375%, 4/15/2008                                      81,725

                                                                                                                       Value
         Principal                                                                                                   in U.S.
         Amount                                                                                                      Dollars
                                Bonds--continued
                                Foreign Bonds--continued
                                United States--continued
         $280,000               Tennesee Valley Authority - Global Bond, 6.375%, 9/18/2006                      $    187,667
                                Total                                                                                478,254
                                Total Foreign Bonds                                                               11,666,004
                                Total Bonds (identified cost $147,474,835)                                       150,211,154
                                Total Investments (identified cost $223,008,533)(g)                             $241,705,993

* The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open futures contracts is $13,872,975 at November 30, 1998.
(a) Non-income producing security.
(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
(d) This security is subject to dollar roll transactions.
(e) Denotes a restricted security. At November 30, 1998, these securities amounted to $1,539,060 which represents 0.66% of total net assets.
(f) The High Yield Bond Portfolio is a diversified portfolio of below investment grade bonds and is a portfolio of Federated Core Trust.
(g) The cost of investments for federal tax purposes amounts to $223,048,465. The net unrealized appreciation of investments on a federal tax basis amounts to $18,657,528 which is comprised of $21,840,442 appreciation and $3,142,982 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($241,307,570) at November 30, 1998.

The following acronyms are used throughout this portfolio:

COL   --Collateralized
FRN   --Floating Rate Note
LP    --Limited Partnership
MBIA  --Municipal Bond Investors Assurance
PLC   --Public Limited Company
PP    --Principal Payment
SA    --Support Agreement
SPA   --Standby Purchase Agreement
TBA   --To Be Announced
TRANs --Tax and Revenue Anticipation Notes

(See Notes which are an integral part of the Financial Statements)


                      STATEMENT OF ASSETS AND LIABILITIES

                    Federated Managed Growth and Income Fund

                               November 30, 1998

Assets:
Total investments in securities, at value (identified cost
  $223,008,533 and tax cost $223,048,465)                                                                $241,705,993
Cash                                                                                                          841,601
Cash denominated in foreign currency (identified cost $412)                                                       410
Income receivable                                                                                           1,500,501
Receivable for investments sold                                                                               706,983
Receivable for shares sold                                                                                    287,344
Net receivable for foreign currency exchange contracts                                                             42
Deferred organizational costs                                                                                  11,186
Other assets                                                                                                    1,100
Total assets                                                                                              245,055,160
Liabilities:
Payable for investments purchased                                               $  1,581,308
Payable for shares redeemed                                                          332,697
Income distribution payable                                                               40
Payable for dollar roll transactions                                               1,385,100
Payable for taxes withheld                                                             1,010
Payable for daily variation margin                                                   334,675
Accrued expenses                                                                     112,760
Total liabilities                                                                                           3,747,590
Net Assets for 19,867,530 shares outstanding                                                             $241,307,570
Net Assets Consist of:
Paid in capital                                                                                          $212,238,245
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency
and futures contracts                                                                                      19,504,381
Accumulated net realized gain on investments, foreign currency transactions and futures contracts           8,433,677
Undistributed net investment income                                                                         1,131,267
Total Net Assets                                                                                         $241,307,570
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$178,520,884 / 14,693,879 shares outstanding                                                                   $12.15
Select Shares:
$62,786,686 / 5,173,651 shares outstanding                                                                     $12.14

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                    Federated Managed Growth and Income Fund

                          Year Ended November 30, 1998

Investment Income:
Dividends (net of foreign taxes withheld of $11,364)                                                         $ 2,025,290
Interest (net of dollar roll expense of $206,006 and net foreign taxes withheld of $3,255)                     9,001,652
Total income                                                                                                  11,026,942
Expenses:
Investment advisory fee                                                                 $ 1,704,532
Administrative personnel and services fee                                                   171,362
Custodian fees                                                                               48,832
Transfer and dividend disbursing agent fees and expenses                                    196,391
Directors'/Trustees' fees                                                                     4,557
Auditing fees                                                                                17,942
Legal fees                                                                                    3,335
Portfolio accounting fees                                                                    76,219
Distribution services fee--Select Shares                                                    410,611
Shareholder services fee--Institutional Shares                                              431,307
Shareholder services fee--Select Shares                                                     136,870
Share registration costs                                                                     39,936
Printing and postage                                                                         37,317
Insurance premiums                                                                            4,503
Taxes                                                                                            19
Miscellaneous                                                                                44,109
Total expenses                                                                            3,327,842
Waivers --
Waiver of distribution services fee--Select Shares                  $  (136,870)
Waiver of shareholder services fee--Institutional Shares               (345,046)
Total waivers                                                                              (481,916)
Net expenses                                                                                                   2,845,926
Net investment income                                                                                          8,181,016
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments, foreign currency transactions and futures contracts                          8,450,467
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign
currency and futures contracts                                                                                 6,894,559
Net realized and unrealized gain on investments, foreign currency and futures contracts                       15,345,026
Change in net assets resulting from operations                                                               $23,526,042

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                    Federated Managed Growth and Income Fund

                                                                                           Year Ended November 30,
                                                                                             1998           1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                    $  8,181,016   $  8,398,796
Net realized gain on investments and foreign currency transactions ($9,275,785 and
$11,034,226, respectively, as computed for federal tax purposes)                            8,450,467     10,949,153
Net change in unrealized appreciation of investments and translation of assets and
liabilities in foreign currency and futures contracts                                       6,894,559      2,187,689
Change in net assets resulting from operations                                             23,526,042     21,535,638
Distributions to Shareholders--
Distributions from net investment income
Institutional Shares                                                                       (6,641,933)    (6,945,797)
Select Shares                                                                              (1,703,959)    (1,683,717)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares                                                                       (8,553,202)    (1,660,283)
Select Shares                                                                              (2,485,155)      (461,933)
Change in net assets resulting from distributions to shareholders                         (19,384,249)   (10,751,730)
Share Transactions--
Proceeds from sale of shares                                                               77,810,850     70,870,478
Net asset value of shares issued to shareholders in payment of distributions declared      12,827,257      6,401,094
Cost of shares redeemed                                                                   (65,699,127)   (76,711,981)
Change in net assets resulting from share transactions                                     24,938,980        559,591
Change in net assets                                                                       29,080,773     11,343,499
Net Assets:
Beginning of period                                                                       212,226,797    200,883,298
End of period (including undistributed net investment income of $1,131,267
and $1,323,881, respectively)                                                            $241,307,570   $212,226,797

(See Notes which are an integral part of the Financial Statements)



                  FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

                     Federated Managed Growth & Income Fund

(For a share outstanding throughout each period)
                                                                          Year Ended November 30,
                                                             1998       1997       1996       1995      1994(a)
Net asset value, beginning of period                       $  11.98   $  11.37   $  11.14   $   9.85   $ 10.00
Income from investment operations
Net investment income                                          0.44       0.49       0.50       0.50      0.25
Net realized and unrealized gain (loss) on investments,
foreign currency and futures contracts                         0.81       0.74       0.41       1.28     (0.25)
Total from investment operations                               1.25       1.23       0.91       1.78      0.00
Less distributions
Distributions from net investment income                      (0.46)     (0.50)     (0.52)     (0.49)    (0.15)
Distributions from net realized gain on investments,
foreign currency transactions and futures contracts           (0.62)     (0.12)     (0.16)        --        --
Total distributions                                           (1.08)     (0.62)     (0.68)     (0.49)    (0.15)
Net asset value, end of period                             $  12.15   $  11.98   $  11.37   $  11.14   $  9.85
Total return (b)                                              11.19%     11.25%      8.54%     18.51%     0.02%
Ratios to average net assets
Expenses                                                       1.08%      1.05%      1.05%      1.00%   0.88%*
Net investment income                                          3.77%      4.27%      4.72%      5.10%   5.07%*
Expense waiver/reimbursement (c)                               0.20%      0.25%      0.31%      0.55%   0.59%*
Supplemental data
Net assets, end of period (000 omitted)                    $178,521   $164,728   $156,635   $103,715   $43,793
Portfolio turnover                                              117%       130%       154%       157%      132%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)



                     FINANCIAL HIGHLIGHTS -- SELECT SHARES

                     Federated Managed Growth & Income Fund

(For a share outstanding throughout each period)
                                                                        Year Ended November 30,
                                                             1998      1997      1996      1995     1994(a)
Net asset value, beginning of period                       $ 11.96   $ 11.36   $ 11.12   $  9.83   $ 10.00
Income from investment operations
Net investment income                                         0.37      0.40      0.43      0.37      0.21
Net realized and unrealized gain (loss) on investments,
foreign currency, and futures contracts                       0.81      0.74      0.41      1.34     (0.25)
Total from investment operations                              1.18      1.14      0.84      1.71     (0.04)
Less distributions
Distributions from net investment income                     (0.38)    (0.42)    (0.44)    (0.42)    (0.13)
Distributions from net realized gain on investments,
foreign currency transactions and futures contracts          (0.62)    (0.12)    (0.16)       --        --
Total distributions                                          (1.00)    (0.54)    (0.60)    (0.42)    (0.13)
Net asset value, end of period                             $ 12.14   $ 11.96   $ 11.36   $ 11.12   $  9.83
Total return (b)                                             10.51%    10.41%     7.92%    17.76%   (0.40)%
Ratios to average net assets
Expenses                                                      1.78%     1.75%     1.75%     1.75%   1.64%*
Net investment income                                         3.07%     3.51%     4.02%     4.37%   4.33%*
Expense waiver/reimbursement (c)                              0.25%     0.30%     0.36%     0.55%   0.84%*
Supplemental data
Net assets, end of period (000 omitted)                    $62,787   $47,499   $44,248   $24,787   $ 3,697
Portfolio turnover                                             117%      130%      154%      157%      132%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)



                         NOTES TO FINANCIAL STATEMENTS

                    Federated Managed Growth and Income Fund

                               November 30, 1998

Organization

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth and Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are valued at the prices furnished by an idependent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor theterms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateralsecurities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discount, foreign currency transactions, non-taxable dividends, wash sales, and futures. The following reclassifications have been made to the financial statements.

              Increase (Decrease)
                     Accumulated Net     Undistributed Net
Paid-In Capital    Realized Gain/Loss    Investment Income
   $(37,230)            $64,968              $(27,738)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended November 30, 1998, the Fund had realized loss of $148,274 on future contracts.

At November 30, 1998, the Fund had outstanding futures contracts as set forth below:

                                                              Unrealized
                    Contracts to              Net Notional   Appreciation
 Expiration Date   Deliver/Receive  Position     Amount     (Depreciation)
December 1998        32 S&P 500       Long      $8,558,986       $741,014
December 1998      23 Russell 2000    Long       4,513,915         59,060
                                                                 $800,074

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 1998, the Fund had no outstanding forward foreign currency contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at November 30, 1998 is as follows:

             Security               Acquisition Date   Acquisition Cost
Bayer Corp., Deb.                   03/26/96-04/17/96          $444,985
Den Danske Bank, Note                        01/07/98           420,928
Norwich Union PLC                   06/16/97-10/21/98            39,099
Panafon SA                                   11/24/98             5,613
Swedbank, Sub.                               01/07/98           417,748
World Financial, Pass Thru Cert.      11/19/96-1/7/98           352,555
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:
                                                                                  Year Ended Ended November 30,
                                                                                1998                        1997
                        Institutional Shares                            Shares        Amount        Shares        Amount
Shares sold                                                            4,601,113   $ 54,040,432    4,487,267   $ 51,304,428
Shares issued to shareholders in payment of distributions declared       793,142      9,082,092      400,790      4,522,191
Shares redeemed                                                       (4,451,572)   (52,304,895)  (4,916,395)   (56,006,233)
Net change resulting from Institutional share transactions               942,683   $ 10,817,629      (28,338)  $   (179,614)

                                                                                     Year Ended November 30,
                                                                                1998                        1997
Select Shares                                                           Shares        Amount        Shares        Amount
Shares sold                                                            2,018,630   $ 23,770,418    1,716,458   $ 19,566,050
Shares issued to shareholders in payment of distributions declared       326,837      3,745,165      166,372      1,878,903
Shares redeemed                                                       (1,141,885)   (13,394,232)  (1,808,151)   (20,705,748)
Net change resulting from Select share transactions                    1,203,582   $ 14,121,351       74,679   $    739,205
Net change resulting from share transactions                           2,146,265   $ 24,938,980       46,341   $    559,591

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $86,568 were borne initially by Federated Management. The Fund reimbursed the Advisor for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended November 30, 1998, the Fund expensed $11,186 of organizational expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:

Purchases                                                $260,224,013
Sales                                                    $243,401,191

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 1998, the diversification of industries for non-U.S. issuers was as follows:

Percent of                                        Percent of
Industry                              Net Assets  Industry                          Net Assets
Aerospace & Military Technology              0.1  Industrial Components                    0.0
Agency                                       0.6  Insurance                                0.3
Appliances & Household Durables              0.0  Leisure & Tourism                        0.1
Automobile                                   0.0  Machinery & Engineering                  0.1
Banking                                      1.0  Merchandising                            0.1
Beverage & Tobacco                           0.0  Metals & Mining                          0.1
Broadcasting & Publishing                    0.1  Metals--Non Ferrous                      0.0
Business & Public Services                   0.1  Metals--Steel                            0.0
Chemicals                                    0.0  Multi-Industry                           0.0
Construction & Housing                       0.1  Real Estate                              0.1
Data Processing & Reproduction               0.1  Recreation, Other Consumer Goods         0.0
Electrical & Electronics                     0.1  Sovereign                                3.3
Electrical Components, Instruments           0.0  Sovereign Government                     1.1
Energy Sources                               0.1  State/Provincial                         0.0
Financial Intermediaries                     0.1  Supranational                            0.2
Financial Services                           0.2  Telecommunications                       0.1
Food & Household Products                    0.1  Utilities                                0.1
Forest Products                              0.3  Utilities--Electric & Gas                0.0
Health & Personal Care                       0.2  Wholesale & International Trade          0.0
Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Subsequent Event
On January 7, 1999, the sub-adviser, Federated Global Research Corp., changed its name to Federated Global Investment Management Corp.


Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MANAGED SERIES TRUST (FEDERATED MANAGED GROWTH ANDINCOMEFUND):

We have audited the accompanying statement of assets and liabilities of Federated Managed Growth and Income Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Growth and Income Fund, an investment portfolio of Managed Series Trust, as of November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts
January 15, 1999



[FEDERATED LOGO]

Federated Managed
Growth and
Income Fund

Institutional Shares
Select Shares


Annual Report
to Shareholders
November 30, 1998


Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federated.investors.com

Cusip 56166K305
Cusip 56166K404
G00872-01 (1/99)            [RECYCLED PAPER LOGO]



                              PRESIDENT'S MESSAGE


Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Federated Managed Income Fund, a portfolio of Managed Series Trust, for the 12-month period from December 1, 1997, through November 30, 1998. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio that focuses on bonds. At the end of the reporting period, approximately 80% of the fund's $127.6 million in net assets was invested across a broad range of U.S. and foreign government and corporate bonds.* The remainder of the portfolio was invested across U.S. stocks.

Over the fund's fiscal year, the fund's Institutional Shares delivered a total return of 10.06%** through a $0.36 increase in share price, dividends totaling $0.55 per share and capital gains totaling $0.13 per share. The fund's Select Shares produced a total return of 9.29%** through a $0.36 increase in share price, dividends totaling $0.48 per share and capital gains totaling $0.13 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Income Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President

January 15, 1999

* International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                               INVESTMENT REVIEW

Performance For Twelve Months

Ended November 30, 1998

The 12 month reporting period ended November 30, 1998, was generally favorable for financial assets, although investors suffered through a period of high volatility in the second half of the period. Federated Managed Income Fund moved up with the advance in security prices this year but enjoyed less volatility than the stock market in the six months ended November 30, 1998. For the 12 month reporting period ended November 30, 1998, an investor in the fund's Institutional Shares had a total return of 10.06%,* while an investor in the fund's Select Shares had a total return of 9.29%.* As usual, performance among asset classes showed wide variation. The U.S. stock market set new all-time highs in July, but then embarked on a steep, swift decline through August. After moving in a trading range through early October, the stock market rebounded strongly through late November. The highest quality portion of the bond market-- U.S. Treasuries--did very well in this period of turbulence as investors around the world looked for safety and stability. Other sectors of the bond market did better than the stock market, but not as well as the U.S. Treasury sector in the last six months of the reporting period.

Asset Allocation as of November 30, 1998

Federated Managed Income Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as seven asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at November 30, 1998.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  Asset Categories As A Percentage of Total Assets

                                                    Permitted   Percentage as of
                  Asset Category                      Range     November 30, 1998
Bonds(1)                                               70 -90%                 82
U.S. Treasury Securities                                0 -72%                 32
Mortgage-Backed
Securities                                              0 -45%                 22
Investment Grade
Corporate Bonds                                         0 -45%                 19
High Yield Corporate
Bonds                                                   0 -10%                  5
Foreign Bonds                                           0 -10%                  4
Equities(1)                                            10 -30%                 18
Large Company Stocks                                 7.5-22.5%                 14
Utility Stocks                                       2.5- 7.5%                  4

 (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on November 30, 1998, have been included under the appropriate equity asset category.

The fund had somewhat below normal allocations to stocks and the higher risk portions of the bond market entering the late summer period of downside volatility in the financial markets. In October, with stock prices well below their all-time highs set in July, fund management added to both stock and high yield bond positions. These additions helped performance as financial markets rebounded strongly in the late October-November period. By November 30, 1998, the fund held only a slightly above normal position in bonds.

Structure of the Bond Portfolio

Within a range of four to six years, the fund's bond duration is set at 4.8 years. This duration is set at a slightly below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds.

Within the bond portfolio, U.S. Treasuries were emphasized for much of the last 12 months. Lower than normal yield advantages offered by corporate bonds over U.S. Treasuries led fund management to underweight both investment grade and high yield corporate bonds until November 1998. These underweights helped performance as investors in late summer were willing to pay an above normal premium for the safety of U.S. Treasuries thus making these bonds a very strong sector of the fixed income market. Once yield relationships returned to historically normal levels, management added to the mortgage-backed securities, investment grade corporate and high yield corporate areas.

Structure of the Equity Portfolio

In a global equity sell-off, U.S. stocks declined rapidly in late summer. The size and swiftness of the decline can be at least partially attributed to the lack of valuation support for stocks versus historical standards. In July, stocks were richly priced versus their fundamentals. Investors paid much higher than normal prices for a dollar of earnings or a dollar of plant and equipment. This willingness on the part of investors to pay high prices reflects optimistic assessments about future economic conditions, which may well be justified. However, optimistic investors, sitting on large unrealized gains from a multi-year bull market, create above normal risk for the market as any change in sentiment can quickly lead to substantial selling. This is the situation that prevailed in mid-July prior to the decline.

The Federal Reserve Board's decision to move to an easier monetary policy in the fall had the desired effect of dramatically restoring confidence. It also led to a quick rebound in large cap stocks. With stocks back to their mid-July levels, valuation had re-emerged as a concern. Therefore, the fund had a slightly below normal stock allocation despite the favorable economic and monetary policy environment.


Federated Managed Income Fund

(Institutional Shares)


Growth of $25,000 Invested in Federated Managed Income Fund (Institutional
Shares)

The graph below illustrates the hypothetical investment of $25,000* in Federated Managed Income Fund (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1998, compared to the Lehman Brothers Government/Corporate Index (LBG/CI)+ and the Managed Income Indices Blend
(MIIB).++


 [GRAPHIC] - See Appendix E.



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The LBG/CI and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

 + The LBG/CI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 ++ The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 9% Standard and Poor's 500 Index, 1% Russell 2000 Index, 5% Standard and Poor's Utility Index, 1% Morgan Stanley Capital International Europe Australia Far East Index, 29% Merrill Lynch 91-Day Treasury Bill Index, 7% Lehman Brothers 1-3 Year Government Index, 20% Lehman Brothers Mortgage Index, 20% Lehman Brothers Intermediate Corporate Index, 4% Lehman Brothers Single B Rated Index, and 4% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Federated Managed Income Fund

(Select Shares)


Growth of $10,000 Invested in Federated Managed Income Fund (Select Shares)

The graph below illustrates the hypothetical investment of $10,000* in Federated Managed Income Fund (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1998, compared to the Lehman Brothers Government/Corporate Index (LBG/CI)+ and the Managed Income Indices Blend
(MIIB).++



[GRAPHIC] - See Appendix F.



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The LBG/CI and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

 + The LBG/CI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 ++ The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 9% Standard and Poor's 500 Index, 1% Russell 2000 Index, 5% Standard and Poor's Utility Index, 1% Morgan Stanley Capital International Europe Australia Far East Index, 29% Merrill Lynch 91-Day Treasury Bill Index, 7% Lehman Brothers 1-3 Year Government Index, 20% Lehman Brothers Mortgage Index, 20% Lehman Brothers Intermediate Corporate Index, 4% Lehman Brothers Single B Rated Index, and 4% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.


                            PORTFOLIO OF INVESTMENTS

                         Federated Managed Income Fund

                               November 30, 1998

                                                                                        Value in U.S.
Shares                                                                                     Dollars
*Stocks--17.6%
Large Company Stocks--4.2%
Basic Materials--0.2%
                 800  Air Products & Chemicals, Inc.                                      $     30,500
               3,885  Archer-Daniels-Midland Co.                                                71,387
                 600  Dow Chemical Co.                                                          58,425
                 700  Du Pont (E.I.) de Nemours & Co.                                           41,125
                 600  International Paper Co.                                                   26,063
               3,600  LTV Corporation                                                           19,800
                 600  Martin Marietta Materials                                                 29,100
                 900  Universal Corp.                                                           31,669
                      Total                                                                    308,069
Capital Goods--0.3%
                 262  AMP, Inc.                                                                 12,674
                 900  Caterpillar, Inc.                                                         44,494
                 900  Ford Motor Co.                                                            49,725
                 900  General Motors Corp.                                                      63,000
               1,400  Ingersoll-Rand Co.                                                        65,538
               1,400  Johnson Controls, Inc.                                                    81,025
                 500  Northrop Corp.                                                            40,625
               1,100  Parker-Hannifin Corp.                                                     38,225
                      Total                                                                    395,306
Communication Services--0.6%
               2,460  AT&T Corp.                                                               153,289
                 600  Ameritech Corp.                                                           32,475
               3,400  Bell Atlantic Corp.                                                      189,125
                 800  CBS Corp.                                                                 23,850
               2,400  GTE Corp.                                                                148,800
                 970  (a)MCI Worldcom, Inc.                                                     57,230
               2,000  U.S. West, Inc.                                                          124,500
                      Total                                                                    729,269
Consumer Cyclicals--0.2%
               1,200  Block (H&R), Inc.                                                         53,925
                 800  ITT Industries, Inc.                                                      28,800
               3,600  (a)K Mart Corp.                                                           54,900
               2,000  Limited, Inc.                                                             57,875
                 300  Penney (J.C.) Co., Inc.                                                   16,500
                 500  Sears, Roebuck & Co.                                                      23,719
                      Total                                                                    235,719
Consumer Staples--0.2%
               1,100  Kimberly-Clark Corp.                                                      57,887
                 700  (a)King World Productions, Inc.                                           19,075
               2,100  RJR Nabisco Holdings Corp.                                                60,506
               1,000  Rubbermaid, Inc.                                                          33,062
               1,400  UST, Inc.                                                                 48,650
                      Total                                                                    219,180
Energy--0.5%
                 700  Atlantic Richfield Co.                                                    46,550
               1,400  (a)BJ Services Co.                                                        19,338
                 900  Chevron Corp.                                                             75,263
               2,800  Exxon Corp.                                                              210,175
               1,700  Occidental Petroleum Corp.                                                34,425
                 600  Phillips Petroleum Co.                                                    25,200
               2,300  Sunoco, Inc.                                                              77,913
                 400  Texaco, Inc.                                                              23,025
               2,300  USX-Marathon Group                                                        65,263
                      Total                                                                    577,152
Financials--1.1%
                 300  Allmerica Financial Corp.                                                 16,556
               2,296  Allstate Corp.                                                            93,562
                 500  American General Corp.                                                    35,219
                 450  American International Group, Inc.                                        42,300
               1,700  Bank One Corp.                                                            87,231
               2,065  BankAmerica Corp.                                                        134,612
                 600  BankBoston Corp.                                                          24,975
                 400  Bear Stearns Cos., Inc.                                                   16,800
               1,800  CIGNA Corp.                                                              140,063
                 900  Chase Manhattan Corp.                                                     57,094
                 750  Citigroup, Inc.                                                           37,641
               2,000  First Union Corp.                                                        121,500
                 800  Fleet Financial Group, Inc.                                               33,350
                 200  General RE Corp.                                                          46,700
                 900  (a)Golden State Bancorp, Inc.                                             17,325
                 600  Hartford Financial Services Group, Inc.                                   33,113
                 900  KeyCorp                                                                   27,619
                 500  Loews Corp.                                                               50,000
                 800  MBIA, Inc.                                                                51,800
               1,650  Marsh & McLennan Cos., Inc.                                               96,009
                 700  Mellon Bank Corp.                                                         44,056
                 200  Merrill Lynch & Co., Inc.                                                 15,000
                 700  Morgan Stanley, Dean Witter, Discover & Co.                               48,825
               1,200  Old Republic International Corp.                                          25,575
                 500  PNC Bank Corp.                                                            25,781
                 800  Torchmark Corp.                                                           30,400
                   1  Waddell & Reed Financial, Inc., Class A                                       12
                   1  Waddell & Reed Financial, Inc., Class B                                       22
                 900  Washington Federal, Inc.                                                  22,838
               1,512  Washington Mutual, Inc.                                                   58,590
                      Total                                                                  1,434,568
Health Care--0.2%
               2,800  Pharmacia & Upjohn, Inc.                                                 145,775
               1,000  United Healthcare Corp.                                                   45,125
                      Total                                                                    190,900
Producer Manufacturer--0.0%
                 400  Cooper Industries, Inc.                                                   19,650
Technology--0.3%
                 900  Eastman Kodak Co.                                                         65,306
                 900  Electronic Data Systems Corp.                                             35,100
               1,500  First Data Corp.                                                          40,031
                 900  International Business Machines Corp.                                    148,500
               1,000  Raytheon Co., Class A                                                     54,688
               2,600  (a)Storage Technology Corp.                                               91,000
                      Total                                                                    434,625
Transportation--0.1%
                 600  (a)AMR Corp.                                                              39,562
               1,500  CNF Transporation, Inc.                                                   53,531
               1,600  Ryder Systems, Inc.                                                       45,700
                      Total                                                                    138,793
Utilities--0.5%
                 600  Allegheny Energy, Inc.                                                    20,250
                 900  Baltimore Gas & Electric Co.                                              27,619
               1,100  CMS Energy Corp.                                                          53,625
               2,800  Coastal Corp.                                                             97,650
               1,050  Columbia Energy Group                                                     59,588
                 700  Consolidated Edison Co.                                                   35,569
                 700  Dominion Resources, Inc.                                                  32,331
               1,700  Entergy Corp.                                                             49,831
               1,700  Houston Industries, Inc.                                                  53,763
               2,500  P G & E Corp.                                                             77,344
               1,300  Pacificorp                                                                24,375
               1,500  Public Service Enterprises Group, Inc.                                    58,500
               1,800  Southern Co.                                                              53,100
               1,000  Texas Utilities Co.                                                       44,563
                      Total                                                                    688,108
                      Total Large Company Stocks                                             5,371,339
Large Company Growth Stocks--4.3%
Basic Materials--0.1%
                 500  Bemis Co., Inc.                                                           18,906
                 600  Hercules, Inc.                                                            19,725
                 600  Monsanto Co.                                                              27,187
                 300  PPG Industries, Inc.                                                      18,356
                      Total                                                                     84,174

Capital Goods--0.5%
                 800  Allied-Signal, Inc.                                                       35,200
                 500  Avery Dennison Corp.                                                      23,969
                 600  Crown Cork & Seal Co., Inc.                                               20,250
                 800  Dover Corp.                                                               28,500
               3,500  General Electric Co.                                                     316,750
                 500  Hillenbrand Industries, Inc.                                              28,406
               1,000  Miller Herman, Inc.                                                       21,250
                 500  (a)SCI Systems, Inc.                                                      24,312
                 500  United Technologies Corp.                                                 53,594
               1,010  Waste Management, Inc.                                                    43,304
                      Total                                                                    595,535
Communication Services--0.1%
                 700  (a)Airtouch Communications, Inc.                                          40,031
                 300  (a)Chancellor Media Corp., Class A                                        11,306
                 600  Cincinnati Bell, Inc.                                                     18,900
                 300  Comcast Corp., Class A                                                    14,550
                 400  (a)Liberty Media Group, Class A                                           16,125
               1,100  (a)MCI Worldcom, Inc.                                                     64,900
                 400  SBC Communications, Inc.                                                  19,175
                      Total                                                                    184,987
Consumer Cyclicals--0.4%
                 500  (a)Abercrombie & Fitch Co., Class A                                       28,000
                 300  (a)Costco Cos., Inc.                                                      18,825
                 500  Dayton-Hudson Corp.                                                       22,500
                 500  Gannett Co., Inc.                                                         32,281
                 400  Gap (The), Inc.                                                           29,425
                 700  Harley Davidson, Inc.                                                     29,268
               1,600  Home Depot, Inc.                                                          79,600
                 500  (a)Jones Apparel Group, Inc.                                              11,594
                 500  Lowe's Cos., Inc.                                                         21,125
               1,200  Masco Corp.                                                               34,650
                 400  Maytag Corp.                                                              21,650
                 600  Nordstrom, Inc.                                                           22,350
               1,400  Service Corp. International                                               52,325
                 500  (a)Staples, Inc.                                                          17,469
               1,600  TJX Cos., Inc.                                                            41,000
               1,300  Wal-Mart Stores, Inc.                                                     97,906
                      Total                                                                    559,968
Consumer Staples--0.9%
                 500  Avon Products, Inc.                                                       20,312
               1,000  Campbell Soup Co.                                                         57,125
                 300  Cardinal Health, Inc.                                                     20,587
               2,200  Coca-Cola Co.                                                            154,137
               2,500  Dial Corp.                                                                65,625
               1,200  Disney (Walt) Co.                                                         38,625
                 600  Dole Food, Inc.                                                           18,975
                 800  Gillette Co.                                                              36,750
                 500  Heinz (H.J.) Co.                                                          29,156
                 500  McDonald's Corp.                                                          35,031
               1,600  PepsiCo, Inc.                                                             61,900
               3,000  Philip Morris Cos., Inc.                                                 167,812
               1,400  Procter & Gamble Co.                                                     122,675
                 600  Quaker Oats Co.                                                           36,825
               1,400  (a)Safeway, Inc.                                                          73,937
                 600  Sara Lee Corp.                                                            35,025
                 600  Sysco Corp.                                                               16,162
                 760  (a)Tricon Global Restaurants, Inc.                                        34,627
                 700  UST, Inc.                                                                 24,325
               1,200  (a)Viacom, Inc., Class A                                                  78,825
                 100  Wrigley (Wm.), Jr. Co.                                                     8,812
                      Total                                                                  1,137,248
Energy--0.0%
                 600  Halliburton Co.                                                           17,625
Financials--0.3%
                 700  American Express Co.                                                      70,044
                 357  Associates First Capital Corp., Class A                                   27,801
               1,400  Citigroup, Inc.                                                           70,262
               1,000  Federal National Mortgage Association                                     72,750
                 600  Household International, Inc.                                             23,475
               1,800  MBNA Corp.                                                                40,837
                 300  MGIC Investment Corp.                                                     13,181
                 600  Providian Financial Corp.                                                 55,087
                 700  Sunamerica, Inc.                                                          55,475
                 400  U.S. Bancorp                                                              14,725
                      Total                                                                    443,637
Health Care--0.9%
               1,600  Abbott Laboratories                                                       76,800
                 800  American Home Products Corp.                                              42,600
                 400  (a)Amgen, Inc.                                                            30,100
                 400  Baxter International, Inc.                                                25,425
               3,100  (a)Beverly Enterprises, Inc.                                              17,825
               1,200  Bristol-Myers Squibb Co.                                                 147,075
                 600  Guidant Corp.                                                             51,487
               1,300  (a)HEALTHSOUTH Corp.                                                      17,469
               1,200  Johnson & Johnson                                                         97,500
                 700  Lilly (Eli) & Co.                                                         62,781
               1,400  Merck & Co., Inc.                                                        216,825
                 900  Pfizer, Inc.                                                             100,462
                 800  Schering Plough Corp.                                                     85,100
                 500  United Healthcare Corp.                                                   22,562
                 800  (a)Universal Health Services, Inc., Class B                               42,900
                 700  Warner-Lambert Co.                                                        52,850
                      Total                                                                  1,089,761
Technology--1.1%
                 600  (a)America Online, Inc.                                                   52,537
                 700  (a)Applied Materials, Inc.                                                27,125
                 400  (a)Ascend Communications                                                  22,475
                 800  (a)BMC Software, Inc.                                                     40,850
               1,100  (a)Cadence Design Systems, Inc.                                           30,937
               1,950  (a)Cisco Systems, Inc.                                                   146,981
                 300  (a)Compuware Corp.                                                        18,675
               1,000  (a)Dell Computer Corp.                                                    60,812
               1,200  (a)EMC Corp.                                                              87,000
                 500  First Data Corp.                                                          13,344
                 300  (a)Gateway 2000, Inc.                                                     16,837
               2,400  HBO & Co.                                                                 59,850
                 500  Hewlett-Packard Co.                                                       31,375
               1,600  Intel Corp.                                                              172,200
                 200  International Business Machines Corp.                                     33,000
                 400  (a)Lexmark Intl. Group, Class A                                           30,550
               1,600  Lucent Technologies, Inc.                                                137,700
               2,200  (a)Microsoft Corp.                                                       268,400
                 900  (a)Oracle Corp.                                                           30,825
                 400  (a)PanAmSat Corp.                                                         13,450
                 800  (a)Seagate Technology, Inc.                                               23,600
                 600  (a)Sun Microsystems, Inc.                                                 44,437
                 600  (a)Tellabs, Inc.                                                          32,438
                 400  Xerox Corp.                                                               43,000
                 100  (a)Yahoo, Inc.                                                            19,200
                      Total                                                                  1,457,598
Transportation--0.0%
                 700  Burlington Northern Santa Fe                                              23,800
                      Total Large Company Growth Stocks                                      5,594,333
Utility Stocks--4.3%
Electric Utilities: Central--0.4%
               6,100  CMS Energy Corp.                                                         297,375
               7,600  NIPSCO Industries, Inc.                                                  222,775
                      Total                                                                    520,150
Electric Utilities: East--0.8%
               4,000  BEC Energy                                                               165,000
               4,400  DQE, Inc.                                                                180,675
               6,900  Peco Energy Co.                                                          276,863
               6,600  Potomac Electric Power Co.                                               172,013
               4,600  Public Service Enterprises Group, Inc.                                   179,400
                      Total                                                                    973,951
Electric Utilities: South--1.5%
               5,100  Dominion Resources, Inc.                                                 235,556
               3,500  Duke Energy Corp.                                                        218,969
               5,700  Entergy Corp.                                                            167,081
               4,200  FPL Group, Inc.                                                          257,250
               5,600  Houston Industries, Inc.                                                 177,100
               3,900  OGE Energy Corp.                                                         108,956
               5,300  SCANA Corp.                                                              172,913
               4,000  Southern Co.                                                             118,000
               6,100  TECO Energy, Inc.                                                        163,938
               6,500  Texas Utilities Co.                                                      289,656
                      Total                                                                  1,909,419
Electric Utilities: West--0.5%
               4,100  Edison International                                                     112,750
               4,300  Montana Power Co.                                                        217,956
               5,000  P G & E Corp.                                                            154,688
               5,000  Pacificorp                                                                93,750
               4,200  Puget Sound Energy, Inc.                                                 113,925
                      Total                                                                    693,069
Natural Gas Distribution--0.4%
               3,100  Consolidated Natural Gas Co.                                             168,369
               5,600  Keyspan Energy Corp.                                                     166,250
              10,100  MCN Corp.                                                                191,269
                      Total                                                                    525,888
Oil/Gas Transmission--0.7%
               1,950  Columbia Energy Group                                                    110,663
               6,600  El Paso Energy Corp.                                                     225,225
               5,400  Enron Corp.                                                              283,838
               5,500  Sonat, Inc.                                                              163,281
Shares or
Principal                                                                               Value in U.S.
Amount                                                                                     Dollars
*Stocks--continued
Utility Stocks--continued
Oil/Gas Transmission--continued
               5,300  Williams Companies, Inc.                                            $    152,706
                      Total                                                                    935,713
                      Total Utility Stocks                                                   5,558,190
                      *Future Contracts Collateral--4.7%
             600,000  United States Treasury Bill, 1/7/1999                                    597,606
           5,400,000  United States Treasury Bill, 12/17/1998                                5,391,468
                      Total Future Contracts Collateral                                      5,989,074
                      Total Stocks (identified cost $20,898,300)                            22,512,936
Bonds--82.9%
Treasury and Government Securities--34.4%
U.S. Treasury--27.0%
        $  3,243,000  United States Treasury Bond, 6.125%, 11/15/2027                        3,659,142
           8,000,000  United States Treasury Bond, 7.25%, 5/15/2004                          8,973,520
           7,505,000  United States Treasury Bond, 8.125%, 5/15/2021                        10,206,875
           1,420,000  United States Treasury Note, 4.25%, 11/15/2003                         1,404,465
           2,000,000  United States Treasury Note, 6.50%, 10/15/2006                         2,218,180
           7,179,000  United States Treasury Note, 6.625%, 5/15/2007                         8,061,945
                      Total                                                                 34,524,127
(b)Repurchase Agreements--7.4%
           1,767,000  (c)Morgan Stanley Group, Inc., 4.96%, dated 11/9/1998,                 1,767,000
                      due 12/10/1998
           7,630,000  Westdeutsche Landesbank Girozentrale, 5.35%, dated                     7,630,000
                      11/30/1998, due 12/1/1998
                      Total (at amortized cost)                                              9,397,000
                      Total Treasury and Government Securities                              43,921,127
Mortgage-Backed Securities--21.5%
Government Agency--21.5%
           1,340,823  Federal Home Loan Mortgage Corp., 6.00%, 3/1/2013                      1,342,915
             902,097  Federal Home Loan Mortgage Corp., 6.50%, 3/1/2011                        916,476
             182,109  Federal Home Loan Mortgage Corp., 6.50%, 5/1/2011                        185,012
             992,830  Federal Home Loan Mortgage Corp., 6.50%, 7/1/2013                      1,008,030
           1,313,000  Federal Home Loan Mortgage Corp., 6.50%, 11/1/2028                     1,322,847
           1,010,000  Federal Home Loan Mortgage Corp., 7.00%, 12/1/2011                     1,032,725
             176,393  Federal Home Loan Mortgage Corp., 7.00%, 7/1/2024                        180,142
Principal                                                                               Value in U.S.
Amount                                                                                     Dollars
Bonds--continued
Mortgage-Backed Securities--continued
Government Agency--continued
        $    787,899  Federal Home Loan Mortgage Corp., 7.00%, 10/1/2027                  $    804,145
             244,885  Federal Home Loan Mortgage Corp., 7.00%, 12/1/2027                       249,935
             243,047  Federal Home Loan Mortgage Corp., 7.00%, 1/1/2028                        248,059
             296,623  Federal Home Loan Mortgage Corp., 7.50%, 5/1/2024                        304,964
             632,481  Federal Home Loan Mortgage Corp., 7.50%, 7/1/2026                        650,070
             188,352  Federal Home Loan Mortgage Corp., 8.00%, 9/1/2010                        194,179
              73,086  Federal Home Loan Mortgage Corp., 9.50%, 4/1/2021                         78,180
             990,000  Federal National Mortgage Association, 6.00%, 4/1/2013                   990,931
               1,184  Federal National Mortgage Association, 6.00%, 9/1/2028                     1,169
           1,570,588  Federal National Mortgage Association, 6.00%, 9/1/2028                 1,550,469
             573,658  Federal National Mortgage Association, 6.50%, 2/1/2028                   577,783
             756,019  Federal National Mortgage Association, 6.50%, 2/1/2026                   761,455
             450,595  Federal National Mortgage Association, 6.50%, 3/1/2028                   453,695
             617,875  Federal National Mortgage Association, 6.50%, 3/1/2028                   622,126
             994,754  Federal National Mortgage Association, 6.50%, 6/1/2028                 1,001,598
             974,110  Federal National Mortgage Association, 6.50%, 6/1/2028                   980,812
             358,260  Federal National Mortgage Association, 7.00%, 7/1/2024                   365,984
             913,121  Federal National Mortgage Association, 7.50%, 8/1/2028                   938,798
             314,025  Federal National Mortgage Association, 7.50%, 8/1/2028                   322,855
             895,640  Federal National Mortgage Association, 7.50%, 9/1/2028                   920,826
             132,061  Federal National Mortgage Association, 8.00%, 7/1/2023                   137,179
             836,133  Federal National Mortgage Association, 8.00%, 5/1/2027                   865,916
              56,859  Federal National Mortgage Association, 8.50%, 2/1/2025                    59,525
             170,622  Federal National Mortgage Association, 9.00%, 2/1/2025                   180,219
           1,767,000  (d)Federal National Mortgage Association TBA, 7.00%                    1,804,001
             705,224  Government National Mortgage Association, 7.00%,                         722,417
                      10/15/2023
             570,434  Government National Mortgage Association, 7.00%,                         584,341
                      7/15/2024
             999,731  Government National Mortgage Association, 7.00%,                       1,023,785
                      6/15/2028
             989,125  Government National Mortgage Association, 7.00%,                       1,012,923
                      10/15/2028
           2,015,007  Government National Mortgage Association, 7.50%,                       2,081,744
                      9/15/2028
             601,801  Government National Mortgage Association, 8.00%,                         627,378
                      6/15/2022
             254,153  Government National Mortgage Association, 8.50%,                         269,720
                      10/15/2024
                      Total Mortgage-Backed Securities                                      27,375,328
             691,919  (e)The High Yield Bond Portfolio                                       6,538,631
Investment Grade Bonds--17.7%
Aerospace & Defense--1.1%
             250,000  McDonnell Douglas Finance, Medium Term Note, 6.375%,                     251,318
                      7/15/1999
             250,000  McDonnell Douglas Finance, Note, 9.40%, 10/15/2001                       257,188
             850,000  Raytheon Co., 5.70%, 11/01/2003                                          859,920
                      Total                                                                  1,368,426
Automobile--0.3%
             400,000  Dana Corp., Note, 7.00%, 3/15/2028                                       414,764
Banking--2.0%
             100,000  City National Bank, Sub. Note, 6.375%, 1/15/2008                         101,683
             470,000  (f)Den Danske Bank, Note, 7.40% 6/15/2010                                503,633
             200,000  National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                    217,066
             285,000  PNC Funding Corp, Sub. Note, 6.875%, 7/15/2007                           306,198
             500,000  Republic New York Corp., Sub. Note, 7.75%, 5/15/2009                     568,785
             350,000  Santander Finance Issuances, Bank Guarantee, 7.875%,                     381,931
                      4/15/2005
             470,000  (f)Swedbank, Sub., 7.500% 11/29/2049                                     465,277
                      Total                                                                  2,544,573
Beverage & Tobacco--0.3%
             100,000  Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                         100,793
             100,000  Philip Morris, Deb., 8.625%, 3/1/1999                                    100,820
             200,000  Philip Morris Cos., Inc., Deb., 9.25%, 2/15/2000                         208,574
                      Total                                                                    410,187
Cable Television--0.9%
           1,000,000  TKR Cable Inc., Deb., 10.50%, 10/30/2007                               1,099,170
Chemicals & Plastics--0.3%
             350,000  (f)Bayer Corp., Deb., 6.50%, 10/1/2002                                   361,330
Ecological Services & Equipment--0.2%
             250,000  USA Waste Services, Inc., Note, 6.125%, 7/15/2001                        253,515
Education--0.3%
             300,000  Boston University, 7.625%, 7/15/2097                                     333,234
Electronics--0.8%
             700,000  Anixter Intl., Inc., Company Guarantee, 8.00%,                           744,198
                      9/15/2003
             200,000  Harris Corp, Deb., 10.375%, 12/1/2018                                    211,430
                      Total                                                                    955,628
Finance - Automotive--0.1%
             165,000  GMAC, Medium Term Note, 7.50%, 5/25/2000                                 170,092
Finance - Retail--0.4%
             250,000  Household Finance, Deb., 6.45%, 2/1/2009                                 256,350
             300,000  Sears Roebuck Acceptance, Medium Term Note, 6.56%,                       305,514
                      9/05/2000
                      Total                                                                    561,864
Financial Intermediaries--2.1%
           1,000,000  Bear Stearns Cos., Inc., Sr. Note, 6.75%, 5/1/2001                     1,017,950
             250,000  Green Tree Financial Corp., Sr. Sub. Note, 10.25%,                       271,650
                      6/1/2002
             725,000  Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001                   732,598
             175,000  Lehman Brothers Holdings, Inc., Bond, 6.20%, 1/15/2002                   173,772
             325,000  Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                  340,298
             100,000  Salomon, Inc., Note, 7.20%, 2/1/2004                                     106,103
                      Total                                                                  2,642,371
Forest Products--0.3%
             400,000  Quno Corp., Sr. Note, 9.125%, 5/15/2005                                  432,432
Healthcare--0.8%
           1,000,000  COL HCA Healthcare Corp., Sr. Note, 6.41%, 6/15/2000                     990,750
Insurance--2.0%
             250,000  AFC Capital Trust I, Bond, 8.21%, 2/3/2027                               286,515
             350,000  Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                              398,146
             515,000  Continental Corp., Note, 8.25%, 4/15/1999                                519,650
             250,000  Delphi Funding L.L.C., 9.31% Capital Securities,                         277,423
                      Series A
             165,000  NAC Re Corp., Note, 8.00%, 6/15/1999                                     167,100
             400,000  Provident Cos., Inc., Bond, 7.405%, 3/15/2038                            415,464
             250,000  Sunamerica Inc., Medium Term Note, 7.34%, 8/30/2005                      273,310
             250,000  USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                         282,750
                      Total                                                                  2,620,358
Metals & Mining--0.6%
             725,000  Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                786,052
Oil & Gas--0.1%
             175,000  Occidental Petroleum Corp., Note, 8.50%, 9/15/2004                       178,257
Pharmaceutical--0.6%
             700,000  American Home Products Corp., Note, 7.70%, 2/15/2000                     719,502
Principal
Amount
or Foreign
Currency                                                                                Value in U.S
Par Amount                                                                                 Dollars
Bonds--continued
Investment Grade Bonds--continued
Real Estate--0.7%
        $  1,000,000  SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027                      $    893,860
Retailers--0.4%
             350,000  Harcourt General, Sr. Deb., 7.20%, 8/1/2027                              333,904
             200,000  Sears, Roebuck & Co., Medium Term Note, 7.32%,                           205,992
                      4/24/2000
                      Total                                                                    539,896
Services--0.5%
             250,000  Loewen Group Int'l., Sr. Note, 8.25%, 4/15/2003                          216,250
             400,000  Service Corp. Int'l., Note, 6.50%, 3/15/2008                             404,160
                      Total                                                                    620,410
Sovereign Government--0.5%
             400,000  Republic of South Africa, Global Bond Deb., 9.625%,                      401,716
                      12/15/1999
             250,000  Republic of Colombia, Note, 7.25%, 2/15/2003                             216,563
                      Total                                                                    618,279
Surface Transportation--0.3%
             300,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%,                      330,525
                      7/1/2004
Technology Services--1.1%
             500,000  Dell Computer Corp., Deb., 7.10%, 4/15/2028                              518,935
               8,646  Microsoft Corp., Conv. Pfd., Series A, $2.196                            841,904
                      Total                                                                  1,360,839
Telecommunications & Cellular--0.6%
             800,000  BellSouth Telecommunications, Note, 6.00%, 6/15/2002                     823,624
Utilities--0.4%
             300,000  Duke Power Co., First Mortgage Note, 7.00%, 9/1/2005                     308,421
             250,000  Enersis S.A., Note, 7.40%, 12/1/2016                                     217,713
                      Total                                                                    526,134
                      Total Investment Grade Bonds                                          22,556,072
Foreign Bonds--4.2%
Australian Dollar--0.1%
             165,000  Federal National Mortgage Association, 6.50%, 7/10/2002                  109,404
              74,000  Queensland TreasGlobal Notes, Deb., 10.50%, 5/15/2003                     56,402
Foreign
Currency                                                                                   Value in U.S.
Par Amount                                                                                    Dollars
Bonds--continued
Foreign Bonds--continued
Australian Dollar--continued
        $     25,000  West Australia Treas. Corp., Local Gov't. Guarantee,                $     17,532
                      8.00%, 7/15/2003
                      Total                                                                    183,338
Austrian Schilling--0.3%
           1,500,000  Republic of Austria, Deb., 7.625%, 10/18/2004                            149,791
             245,000  Republic of Austria, Unsub., 6.50%, 1/10/2024                            177,299
                      Total                                                                    327,090
Belgium Franc--0.1%
             514,000  Belgian Govt., Bond, 6.50%, 3/31/2005                                     16,806
           2,000,000  Belgium Kingdom, 7.75%, 10/15/2004                                        68,806
                      Total                                                                     85,612
Canadian Dollar--0.2%
             167,000  Canada Government, Deb., 6.50%, 6/1/2004                                 117,655
             200,000  Ontario Hydro, 9.00%, 6/24/2002                                          147,819
                      Total                                                                    265,474
Danish Krone--0.2%
             898,000  Denmark - Bullet, Bond, 8.00%, 3/15/2006                                 171,148
             600,000  Denmark, 8.00%, 5/15/2003                                                107,859
                      Total                                                                    279,007
Deutsche Mark--1.1%
             195,000  Depfa-Bank, 5.50%, 1/15/2013                                             124,544
              79,000  Deutschland Republic, Deb., 6.25%, 1/4/2024                               55,928
              40,000  Goldman Sachs Group, LP, Bond, 5.375%, 4/15/2008                          23,350
          38,000,000  KFW International Finance, 6.00%, 11/29/1999                             326,177
             100,000  KFW International Finance, Bank Guarantee, 6.75%,                         68,396
                      6/20/2005
             700,000  Treuhandanstalt, 7.75%, 10/1/2002                                        475,469
             408,000  Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%,                       272,994
                      6/11/2003
                      Total                                                                  1,346,858
Greek Drachma--0.0%
          11,400,000  Hellenic Republic, FRN 10/23/2003                                         40,660
Hungarian Forint--0.0%
           6,700,000  Hungary Gov't., Bond, 14.00%, 12/12/2002                                  29,531
Irish Pound--0.1%
              45,000  Irish Government, Deb., 9.00%, 9/01/2006                                  86,844
Italian Lira--0.4%
          80,000,000  BTPS, Bond, 10.50%, 11/1/2000                                             53,708
          95,000,000  BTPS, Deb., 12.00%, 5/18/1999                                             58,439
         480,000,000  Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                369,484
          60,000,000  Buoni Poliennali Del Tes, Deb., 12.00%, 1/01/2002                         44,257
                      Total                                                                    525,888
Japanese Yen--0.1%
          10,000,000  Interamerican Development, Deb., 7.25%, 5/15/2000                         89,265
Mexican Peso--0.0%
              30,000  Mexican Cetes, 2/11/1999                                                  27,991
Netherlands Guilder--0.3%
              40,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                23,686
              30,000  Bank Ned Gemeenten, Bond, 7.75%, 12/20/2004                               18,745
              60,000  LKB-Global Bd, Bank Guarantee, 6.00%, 1/25/2006                           39,082
             350,000  Netherlands Government, 5.75%, 1/15/2004                                 200,478
              60,000  Netherlands Government, 6.00%, 1/15/2006                                  35,356
                      Total                                                                    317,347
New Zealand Dollar--0.0%
              41,000  New Zealand Government, 8.00%, 2/15/2001                                  22,918
Norwegian Krone--0.1%
             330,000  NGB, Bond, 9.00%, 1/31/1999                                               44,104
             195,000  Norwegian Government, 5.50%, 5/15/2009                                    26,460
             420,000  Norwegian Government, Bond, 7.00%, 5/31/2001                              57,799
             315,000  Norwegian Govt., Foreign Gov't. Guarantee, 5.75%,                         43,122
                      11/30/2004
                      Total                                                                    171,485
Polish Zloty--0.0%
             195,000  Poland Gov't. Bond, Series 5Y, 12.00%, 2/12/2003                          56,158
South African Rand--0.0%
             145,000  Republic of South Africa, Bond, 12.50%, 12/21/2006                        21,172
Spanish Peseta--0.5%
          20,000,000  Spanish Government, 10.00%, 2/28/2005                                    184,256
             270,000  Spanish Government, Bond, 5.15%, 7/30/2009                               323,071
          15,700,000  Spanish Government, Bond, 8.80%, 4/30/2006                               140,957
           4,950,000  Spanish Government, Deb., 10.10%, 2/28/2001                               39,169
                      Total                                                                    687,453
Swedish Krona--0.2%
             900,000  Sweden, 6.00%, 2/9/2005                                                  121,438
             200,000  Sweden, Deb., 13.00%, 6/15/2001                                           29,944
             800,000  Swedish Government, Deb., 9.00%, 4/20/2009                               135,698
                      Total                                                                    287,080
United Kingdom Pound--0.4%
              80,000  British Gas PLC, 8.875%, 7/8/2008                                        163,059
              29,000  U.K. Treasury, Deb., 8.50%, 12/7/2005                                     58,262
             175,000  U.K. Conversion, 9.00%, 3/3/2000                                         300,026
                      Total                                                                    521,347
                      Total Foreign Bonds                                                    5,372,518
                      Total Bonds (identified cost $102,009,435)                           105,763,676
                      Total Investments (identified cost $122,907,735)(g)                 $128,276,622

 * The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payment to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts is $6,103,125 at November 30, 1998.
(a) Non-income producing security.
(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.
(d) These securities are subject to dollar roll transactions.
 (e) The High Yield Portfolio is a diversified portfolio of below investment grade bonds and is a portfolio of Federated Core Trust.
 (f) Denotes a restricted security which is subjected to restrictions on resale under Federal Securities laws. At November 30, 1998, these securities amounted to $1,330,240 which represents 1.0% of net assets.
(g) The cost of investments for federal tax purposes amounts to $122,910,844. The net unrealized appreciation of investments on a federal tax basis amounts to $5,365,768 which is comprised of $6,527,716 appreciation and $1,161,948 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($127,613,959) at November 30, 1998.

The following acronyms are used throughout this portfolio:

COL   --Collateralized
FRN   --Floating Rate Note
LP    --Limited Partnership
MBIA  --Municipal Bond Investors Assurance
PLC   --Public Limited Company
PP    --Principal Payment
TBA   --To Be Announced
TRANs --Tax and Revenue Anticipation Notes

(See Notes which are an integral part of the Financial Statements)



                      STATEMENT OF ASSETS AND LIABILITIES

                         Federated Managed Income Fund
                               November 30, 1998

Assets:
Total investments in securities, at value (identified cost $122,907,735 and tax cost $122,910,844)                      $128,276,612
Cash                                                                                                                          16,094
Income receivable                                                                                                            935,561
Receivable for investments sold                                                                                              585,157
Receivable for shares sold                                                                                                   463,595
Deferred organizational costs                                                                                                 11,773
Other assets                                                                                                                   1,039
  Total assets                                                                                                           130,289,831
Liabilities:
Payable for investments purchased                                                                           $1,534,011
Payable for shares redeemed                                                                                     64,314
Payable for dollar roll transactions                                                                           830,246
Payable for taxes withheld                                                                                          68
Payable for daily variation margin                                                                             166,425
Accrued expenses                                                                                                80,808
  Total liabilities                                                                                                        2,675,872
Net Assets for 11,465,683 shares outstanding                                                                            $127,613,959
Net Assets Consist of:
Paid in capital                                                                                                         $118,618,009
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and
futures contracts                                                                                                          6,030,135
Accumulated net realized gain on investments, foreign currency transactions and futures contracts                          2,911,754
Undistributed net investment income                                                                                           54,061
  Total Net Assets                                                                                                      $127,613,959
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$81,421,157 / 7,316,417 shares outstanding                                                                                    $11.13
Select Shares:
$46,192,802 / 4,149,266 shares outstanding                                                                                    $11.13

(See Notes which are an integral part of the Financial Statements)



                            STATEMENT OF OPERATIONS

                         Federated Managed Income Fund

                          Year Ended November 30, 1998

Investment Income:
Dividends (net of foreign taxes withheld of $30)                                                               $   709,300
Interest (net of dollar roll expense of $126,612) (net of foreign taxes withheld                                 6,211,253
 of $1,039)
  Total income                                                                                                   6,920,553
Expenses:
Investment advisory fee                                                                           $  880,363
Administrative personnel and services fee                                                            155,001
Custodian fees                                                                                        18,952
Transfer and dividend disbursing agent fees and expenses                                             120,411
Directors'/Trustees' fees                                                                              2,894
Auditing fees                                                                                         17,941
Legal fees                                                                                             4,081
Portfolio accounting fees                                                                             58,482
Distribution services fee--Select Shares                                                             309,985
Shareholder services fee--Institutional Shares                                                       190,126
Shareholder services fee--Select Shares                                                              103,328
Share registration costs                                                                              36,702
Printing and postage                                                                                  32,273
Insurance premiums                                                                                     3,530
Miscellaneous                                                                                         49,714
  Total expenses                                                                                   1,983,783
Waivers and reimbursements--
  Waiver of investment advisory fee                                                   $(494,803)
  Waiver of distribution services fee--Select Shares                                   (103,328)
  Waiver of shareholder services fee--Institutional Shares                             (152,101)
    Total waivers                                                                                   (750,232)
      Net expenses                                                                                               1,233,551
        Net investment income                                                                                    5,687,002
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions, and futures                                  2,934,091
 contracts
Net change in unrealized appreciation of investments and translation of assets and                               2,267,518
 liabilities in foreign currency, and futures contracts
  Net realized and unrealized gain on investments and foreign                                                    5,201,609
  currency, and futures contracts
  Change in net assets resulting from operations                                                               $10,888,611

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                         Federated Managed Income Fund

                                                                                                 Year Ended November 30,
                                                                                                1998                 1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                          $  5,687,002         $  5,071,578
Net realized gain on investments, foreign currency transactions and futures contracts
 ($3,585,572 and $1,326,866, net gains respectively, as computed for federal tax
 purposes)                                                                                        2,934,091            1,301,274


Net change in unrealized appreciation of investments, translation of assets and
 liabilities in foreign currency and futures contracts                                            2,267,518            1,480,118

Change in net assets resulting from operations                                                   10,888,611            7,852,970
Distributions to Shareholders--
Distributions from net investment income
Institutional Shares                                                                             (3,861,664)          (3,897,404)
Select Shares                                                                                    (1,805,745)          (1,379,778)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares                                                                               (868,541)            (457,124)
Select Shares                                                                                      (458,242)            (172,678)
Change in net assets resulting from distributions to shareholders                                 (6,994,19)          (5,906,984)
Share Transactions--
Proceeds from sale of shares                                                                     50,306,550           42,602,074
Net asset value of shares issued to shareholders in payment of distributions declared             3,766,809            2,996,006
Cost of shares redeemed                                                                         (38,019,640)         (32,459,813)
Change in net assets resulting from share transactions                                           16,053,719           13,138,267
Change in net assets                                                                             19,948,138           15,084,253
Net Assets:
Beginning of period                                                                             107,665,821           92,581,568
End of period (including undistributed net investment
income of $54,061 and $26,225, respectively)                                                   $127,613,959         $107,665,821

(See Notes which are an integral part of the Financial Statements)


                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

                         Federated Managed Income Fund

(For a share outstanding throughout each period)

                                                                                         Year Ended November 30,
                                                                              1998      1997      1996      1995     1994(a)
Net asset value, beginning of period                                        $ 10.77   $ 10.56   $ 10.54   $  9.76   $ 10.00
Income from investment operations
Net investment income                                                          0.55      0.60      0.59      0.62      0.31
Net realized and unrealized gain (loss) on investments,                        0.49      0.30      0.12      0.78     (0.25)
foreign currency tranactions and futures contracts
Total from investment operations                                               1.04      0.90      0.71      1.40      0.06
Less distributions
Distributions from net investment income                                      (0.55)    (0.62)    (0.62)    (0.62)    (0.30)
Distributions from net realized gain on investments,                          (0.13)    (0.07)    (0.07)       --        --
foreign currency transactions, and futures contracts
Total distributions                                                           (0.68)    (0.69)    (0.69)    (0.62)    (0.30)
Net asset value, end of period                                              $ 11.13   $ 10.77   $ 10.56   $ 10.54   $  9.76
Total return (b)                                                              10.06%     8.88%     6.98%    14.74%     0.55%
Ratios to average net assets
Expenses                                                                       0.80%     0.80%     0.80%     0.75%   0.67%*
Net investment income                                                          5.09%     5.63%     5.72%     6.26%   6.02%*
Expense waiver/reimbursement (c)                                               0.62%     0.70%     0.80%     1.06%   1.01%*
Supplemental data
Net assets, end of period (000 omitted)                                     $81,421   $71,058   $67,122   $50,852   $34,692
Portfolio turnover                                                              122%       99%      164%      165%      153%

 * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from start of business, January 18, 1994 to May 24, 1994, the net investment income was distributed to the Fund's adviser.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)



                      FINANCIAL HIGHLIGHTS--SELECT SHARES

                         Federated Managed Income Fund

(For a share outstanding throughout each period)

                                                                                           Year Ended November 30,
                                                                                1998      1997      1996      1995     1994(a)
Net asset value, beginning of period                                          $ 10.77   $ 10.56   $ 10.54   $  9.77   $ 10.00
Income from investment operations
Net investment income                                                            0.48      0.51      0.53      0.48      0.28
Net realized and unrealized gain (loss) on investments,                          0.49      0.31      0.10      0.83     (0.25)
foreign currency transactions and futures contracts
Total from investment operations                                                 0.97      0.82      0.63      1.31      0.03
Less distributions
Distributions from net investment income                                        (0.48)    (0.54)    (0.54)    (0.54)    (0.26)
Distributions from net realized gain on investments,                            (0.13)    (0.07)    (0.07)       --        --
foreign currency transactions and futures contracts
Total distributions                                                             (0.61)    (0.61)    (0.61)    (0.54)    (0.26)
Net asset value, end of period                                                $ 11.13   $ 10.77   $ 10.56   $ 10.54   $  9.77
Total return (b)                                                                 9.29%     8.14%     6.23%    13.76%     0.26%
Ratios to average net assets
Expenses                                                                         1.50%     1.50%     1.50%     1.50%   1.42%*
Net investment income                                                            4.39%     4.93%     5.02%     5.56%   5.24%*
Expense waiver/reimbursement (c)                                                 0.67%     0.75%     0.85%     1.06%   1.26%*
Supplemental data
Net assets, end of period (000 omitted)                                       $46,193   $36,608   $25,459   $13,927   $ 3,198
Portfolio turnover                                                                122%       99%      164%      165%      153%

 * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the Fund's adviser.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                         Federated Managed Income Fund

                               November 30, 1998

Organization

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discount, foreign currency transactions, non-taxable dividends, wash sales, and futures. The following reclassifications have been made to the financial statements.

                                     Increase (Decrease)
                                        Accumulated Net                      Undistributed Net
Paid-In Capital                       Realized Gain/Loss                     Investment Income
    $(7,711)                                 $(532)                                $8,243

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended November 30, 1998, the Fund had realized losses of $814,253. At November 30, 1998, the Fund had outstanding futures contracts as set forth below:

                            Contracts to            Net Notional   Unrealized
Expiration Date               Receive     Position     Amount     Appreciation
December 1998                21 S&P 500     Long      $5,445,167      $657,958

Forward Commitments

The Fund may enter into forward commitments for the delayed delivery of securities which are based upon financial indices at a fixed price at a future date. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in security prices. The Fund had no forward foreign currency exchange contracts outstanding at November 30, 1998

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at November 30, 1998 is as follows:

Security                                       Acquisition Date    Acquisition Cost
Bayer Corp.                                   3/21/1996-4/17/1996          $345,302
Den Danske Bank                                          1/7/1998           497,199
Swedbank                                                 1/7/1998           497,806

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                                           Year Ended November 30,
                                                                               1998                        1997
Institutional Shares                                                          Shares        Amount        Shares        Amount
Shares sold                                                                  2,994,554   $ 32,643,234    2,242,410   $ 23,562,794
Shares issued to shareholders in payment of distributions declared             223,280      2,420,840      185,324      1,941,234
Shares redeemed                                                             (2,496,345)   (27,198,765)  (2,190,519)   (22,927,532)
Net change resulting from Institutional Share transactions                     721,489   $  7,865,309      237,215   $  2,576,496

                                                                                           Year Ended November 30,
                                                                                1998                       1997
Select Shares                                                                  Shares       Amount        Shares       Amount
Shares sold                                                                  1,622,667   $ 17,663,316   1,793,074   $19,039,280
Shares issued to shareholders in payment of distributions declared             124,219      1,345,969     100,754     1,054,772
Shares redeemed                                                               (995,122)   (10,820,875)   (907,794)   (9,532,281)
Net change resulting from Select Share transactions                            751,764   $  8,188,410     986,034   $10,561,771
Net change resulting from share transactions                                 1,473,253   $ 16,053,719   1,223,249   $13,138,267

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fundexpense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Funds's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $91,334 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:

Purchases                                             $150,146,639
Sales                                                 $133,694,341

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 1998, the diversification of industries for non-U.S. issuers was as follows:

                                 Percent of
Industry                         Net Assets
Agency                                     0.5
Banking                                    8.0
Financial intermediaries                   3.6
Forest Products                            0.3
Metals & Mining                            0.6
Sovereign                                  2.7
Sovereign Government                       0.9
Supranational                              0.1
Utilities                                  0.5

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Subsequent Event

On January 7, 1999, the sub-adviser, Federated Global Research Corp., changed its name to Federated Global Investment Management Corp.



                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MANAGED SERIES TRUST (FEDERATED MANAGED INCOME FUND):

We have audited the accompanying statement of assets and liabilities of Federated Managed Income Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Income Fund, an investment portfolio of Managed Series Trust, as of November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts

January 15, 1999


                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                              William J. Copeland
                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.
                                Glen R. Johnson
                                Peter E. Madden
                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                     Executive Vice President and Secretary

                               Richard B. Fisher
                                 Vice President

                               Richard J. Thomas
                                   Treasurer

                               Karen M. Brownlee
                              Assistant Secretary

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal
     Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



[FEDERATED INVESTORS]


Federated
Managed
Income Fund

Institutional Shares
Select Shares




Annual Report
to Shareholders
November 30, 1998






Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



Cusip 56166K107
Cusip 56166K206
G00873-01                         [RECYCLED PAPER LOGO]




                              PRESIDENT'S MESSAGE


Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Federated Managed Aggressive Growth Fund for the 12-month period from December 1, 1997, through November 30, 1998. Included in this report is our investment review, followed by a complete listing of the fund's holdings and financial statements.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio that focuses on stocks. At the end of the reporting period, 77.5% of the fund's $150.5 million in net assets was invested across stocks, including large-cap value, large-cap growth, small-cap value, small-cap growth, and foreign stocks. The rest of the portfolio consisted of U.S. and foreign bonds.*

Over the fund's fiscal year, the fund's Institutional Shares delivered a total return of 11.34%** through a share price increase of $0.54, dividends totaling $0.22 per share, and capital gains totaling $0.69 per share. The fund's Select Shares produced a total return of 10.58%** through a share price increase of $0.54, dividends totaling $0.13 per share, and capital gains totaling $0.69 per share.

Thank you for pursuing your long-term goals through the extremely high diversification and professional management of Federated Managed Aggressive Growth Fund. As always, we welcome your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President

January 15, 1999

 * International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                               INVESTMENT REVIEW


Performance For Twelve Months

Ended November 30, 1998

The 12 month reporting period ended November 30, 1998, was a generally favorable one for financial assets, although investors suffered through a period of high volatility in the second half of the period. Federated Managed Aggressive Growth Fund moved up with the advance in security prices this year but enjoyed less volatility than the stock market in the six months ended November 30, 1998. For the 12 month reporting period ended November 30, 1998, an investor in the fund's Institutional Shares had a total return of 11.34%,* while an investor in the fund's Select Shares had a total return of 10.58%.* As usual, performance among asset classes showed wide variation. The U.S. stock market set new all-time highs in July, but then embarked on a steep, swift decline through August. After moving in a trading range through early October, the stock market rebounded strongly through late November. The highest quality portion of the bond market-- U.S. Treasuries--did very well in this period of turbulence as investors around the world looked for safety and stability. Other sectors of the bond market did better than the stock market, but not as well as the U.S. Treasury sector in the last six months of the reporting period.

Asset Allocation as of November 30, 1998

Federated Managed Aggressive Growth Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at November 30, 1998.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Asset Categories As A Percentage of Total Assets

                                              Permitted                     Percentage as of
Asset Category                                  Range                       November 30, 1998
Equities(1)                                    70-90%                              79
Large Company Stocks                           40-60%                              53
Small Company Stocks                           10-20%                              12
Foreign Stocks                                 10-20%                              14
Bonds(1)                                       10-30%                              21
U.S. Treasury Securities                        0-20%                              11
Mortgage-Backed
Securities                                      0-10%                               0
Investment Grade
Corporate Bonds                                 0-10%                               0
High Yield
Corporate Bonds                                 0-10%                               5
Foreign Bonds                                   0-10%                               5

 (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on November 30, 1998, have been included under the appropriate equity asset category.

The fund had somewhat below normal allocations to stocks and the higher risk portions of the bond market entering the late summer period of downside volatility in the financial markets. In October, with stock prices well below their all-time highs set in July, fund management added to both stock and high yield bond positions. These additions helped performance as financial markets rebounded strongly in the late October-November period. By November 30, 1998, the fund held only a slightly above normal position in bonds.

Structure of the Bond Portfolio

Within a range of four to six years, the fund's bond duration is set at 4.8 years. This duration is set at a slightly below average level in recognition that the current economic cycle is one of the longest in post-war history and late stages of business cycles are often unfavorable environments for bonds. Therefore, a somewhat conservative bond position is appropriate due to cyclical concerns despite the favorable secular or longer-term outlook for bonds.

Within the bond portfolio, U.S. Treasuries were emphasized for much of the last 12 months. Lower than normal yield advantages offered by corporate bonds over U.S. Treasuries led fund management to underweight both investment grade and high yield corporate bonds until November 1998. These underweights helped performance as investors in late summer were willing to pay an above normal premium for the safety of U.S. Treasuries thus making these bonds a very strong sector of the fixed income market. Once yield relationships returned to historically normal levels, management added to the high yield corporate area.

Structure of the Equity Portfolio

In a global equity sell-off, U.S. stocks declined rapidly in late summer. The size and swiftness of the decline can be at least partially attributed to the lack of valuation support for stocks versus historical standards. In July, stocks were richly priced versus their fundamentals. Investors paid much higher than normal prices for a dollar of earnings or a dollar of plant and equipment. This willingness on the part of investors to pay high prices reflects optimistic assessments about future economic conditions, which may well be justified. However, optimistic investors, sitting on large unrealized gains from a multi-year bull market, create above normal risk for the market as any change in sentiment can quickly lead to substantial selling. This is the situation that prevailed in mid-July prior to the decline.

The Federal Reserve Board's decision to move to an easier monetary policy in the fall had the desired effect of dramatically restoring confidence. It also led to a quick rebound in large cap stocks. With stocks back to their mid-July levels, valuation had re-emerged as a concern. Therefore, the fund had a slightly below normal stock allocation despite the favorable economic and monetary policy environment.

The historic tendency of small cap U.S. stocks to underperform in down markets led fund management to underweight this sector of the equity market in September. This move enhanced returns as small-cap stocks underperformed large-cap stocks for the three months ended November 30, 1998.


Federated Managed Aggressive Growth Fund

(Institutional Shares)

Growth of $25,000 Invested in Federated Managed Aggressive Growth Fund (Institutional Shares)

The graph below illustrates the hypothetical investment of $25,000* in the Federated Managed Aggressive Growth Fund (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1998, compared to the Standard and Poor's 500 Index (S&P 500)+ and the Managed Aggressive Growth Indices Blend (MAGIB).++



[GRAPHIC] - See Appendix C.



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MAGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 ++ The MAGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 40% Standard and Poor's 500 Index, 16% Russell 2000 Index, 16% Morgan Stanley Capital International Europe Australia Far East Index, 8% Merrill Lynch 91-Day Treasury Bill Index, 1% Lehman Brothers Intermediate Treasury Index, 5% Lehman Brothers Long Treasury Index, 3% Lehman Brothers Mortgage Index, 3% Lehman Brothers Intermediate Corporate Index, 4% Lehman Brothers Single B Rated Index, and 4% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.


Federated Managed Aggressive Growth Fund

(Select Shares)

Growth of $10,000 Invested in Federated Managed Aggressive Growth Fund (Select Shares)

The graph below illustrates the hypothetical investment of $10,000* in the Federated Managed Aggressive Growth Fund (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1998 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Managed Aggressive Growth Indices Blend (MAGIB).++



[GRAPHIC] - See Appendix D.



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MAGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 ++ The MAGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 40% Standard and Poor's 500 Index, 16% Russell 2000 Index, 16% Morgan Stanley Capital International Europe Australia Far East Index, 8% Merrill Lynch 91-Day Treasury Bill Index, 1% Lehman Brothers Intermediate Treasury Index, 5% Lehman Brothers Long Treasury Index, 3% Lehman Brothers Mortgage Index, 3% Lehman Brothers Intermediate Corporate Index, 4% Lehman Brothers Single B Rated Index, and 4% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.



                            PORTFOLIO OF INVESTMENTS

                    Federated Managed Aggressive Growth Fund

                               November 30, 1998


                                                                                                  Value in U.S.
Shares                                                                                               Dollars
*Stocks--77.5%
Large-Cap Value Stocks--19.6%
Basic Materials--1.1%
            4,800  Air Products & Chemicals, Inc.                                             $        183,000
           21,735  Archer-Daniels-Midland Co.                                                          399,381
            3,400  Dow Chemical Co.                                                                    331,075
            1,400  Du Pont (E.I.) de Nemours & Co.                                                      82,250
            3,400  International Paper Co.                                                             147,688
           18,900  LTV Corporation                                                                     103,950
            3,500  Martin Marietta Materials                                                           169,750
            4,800  Universal Corp.                                                                     168,900
                   Total                                                                             1,585,994
Capital Goods--1.1%
            1,396  AMP, Inc.                                                                            67,532
            4,200  Caterpillar, Inc.                                                                   207,638
            2,400  Cooper Industries, Inc.                                                             117,900
            8,100  Ingersoll-Rand Co.                                                                  379,181
            8,000  Johnson Controls, Inc.                                                              463,000
            2,600  Northrop Corp.                                                                      211,250
            5,900  Parker-Hannifin Corp.                                                               205,025
                   Total                                                                             1,651,526
Communication Services--2.6%
           14,377  AT&T Corp.                                                                          895,867
            3,300  Ameritech Corp.                                                                     178,613
           17,200  Bell Atlantic Corp.                                                                 956,750
           13,400  GTE Corp.                                                                           830,800
            5,778  (a)MCI Worldcom, Inc.                                                               340,902
           11,800  U.S. West, Inc.                                                                     734,550
                   Total                                                                             3,937,482
Consumer Cyclicals--1.1%
             3,200  Block (H&R), Inc.                                                                   143,800
             5,300  Ford Motor Co.                                                                      292,825
             4,800  General Motors Corp.                                                                336,000
             3,900  ITT Industries, Inc.                                                                140,400
            19,500  (a)K Mart Corp.                                                                     297,375
             8,000  Limited, Inc.                                                                       231,500
             1,700  Penney (J.C.) Co., Inc.                                                              93,500
             3,100  Sears, Roebuck & Co.                                                                147,056
                    Total                                                                             1,682,456
Consumer Staples--0.9%
             5,000  CBS Corp.                                                                           149,063
             6,400  Kimberly-Clark Corp.                                                                336,800
             4,100  (a)King World Productions, Inc.                                                     111,725
            10,400  RJR Nabisco Holdings Corp.                                                          299,650
             5,400  Rubbermaid, Inc.                                                                    178,538
             7,700  UST, Inc.                                                                           267,575
                    Total                                                                             1,343,351
Energy--2.2%
             3,800  Atlantic Richfield Co.                                                              252,700
             7,800  (a)BJ Services Co.                                                                  107,738
             5,100  Chevron Corp.                                                                       426,488
            16,500  Exxon Corp.                                                                       1,238,531
            10,000  Occidental Petroleum Corp.                                                          202,500
             3,200  Phillips Petroleum Co.                                                              134,400
            12,600  Sunoco, Inc.                                                                        426,825
             2,000  Texaco, Inc.                                                                        115,125
            12,800  USX-Marathon Group, Inc.                                                            363,200
                    Total                                                                             3,267,507
Financials--5.6%
             1,400  Allmerica Financial Corp.                                                            77,263
            12,400  Allstate Corp.                                                                      505,300
             2,000  American General Corp.                                                              140,875
             2,625  American International Group, Inc.                                                  246,750
            10,000  Bank One Corp.                                                                      513,125
            12,194  BankAmerica Corp.                                                                   794,896
             3,400  BankBoston Corp.                                                                    141,525
             2,600  Bear Stearns Cos., Inc.                                                             109,200
             9,600  CIGNA Corp.                                                                         747,000
             5,300  Chase Manhattan Corp.                                                               336,219
            11,550  Citigroup, Inc.                                                                     579,665
            11,800  First Union Corp.                                                                   716,850
             4,600  Fleet Financial Group, Inc.                                                         191,763
             1,400  General RE Corp.                                                                    326,900
             5,300  (a)Golden State Bancorp, Inc.                                                       102,025
             2,800  Hartford Financial Services Group, Inc.                                             154,525
             4,400  KeyCorp                                                                             135,025
             3,000  Loews Corp.                                                                         300,000
             4,200  MBIA, Inc.                                                                          271,950
             8,250  Marsh & McLennan Cos., Inc.                                                         480,047
             3,800  Mellon Bank Corp.                                                                   239,163
             1,000  Merrill Lynch & Co., Inc.                                                            75,000
             4,300  Morgan Stanley, Dean Witter, Discover & Co.                                         299,925
             6,900  Old Republic International Corp.                                                    147,056
             2,800  PNC Bank Corp.                                                                      144,375
             4,100  Torchmark Corp.                                                                     155,800
             5,300  Washington Federal, Inc.                                                            134,488
             8,400  Washington Mutual, Inc.                                                             325,500
                    Total                                                                             8,392,210
Health Care--0.7%
            14,800  Pharmacia & Upjohn, Inc.                                                            770,525
             5,500  United Healthcare Corp.                                                             248,188
                    Total                                                                             1,018,713
Technology--1.5%
             5,100  Eastman Kodak Co.                                                                   370,069
             4,200  Electronic Data Systems Corp.                                                       163,800
             8,800  First Data Corp.                                                                    234,850
             4,500  International Business Machines Corp.                                               742,500
             5,400  Raytheon Co., Class A                                                               295,313
            14,000  (a)Storage Technology Corp.                                                         490,000
                    Total                                                                             2,296,532
Transportation--0.4%
             2,900  (a)AMR Corp.                                                                        191,219
             8,100  CNF Transporation, Inc.                                                             289,069
             8,700  Ryder Systems, Inc.                                                                 248,494
                    Total                                                                               728,782
Utilities--2.4%
             3,600  Allegheny Energy, Inc.                                                              121,500
             4,400  Baltimore Gas & Electric Co.                                                        135,025
             6,100  CMS Energy Corp.                                                                    297,375
            15,600  Coastal Corp.                                                                       544,050
             6,150  Columbia Energy Group                                                               349,013
             3,000  Consolidated Edison Co.                                                             152,438
             3,300  Dominion Resources, Inc.                                                            152,419
             8,700  Entergy Corp.                                                                       255,019
             8,700  Houston Industries, Inc.                                                            275,138
            13,200  P G & E Corp.                                                                       408,375
             7,000  Pacificorp                                                                          131,250
             8,300  Public Service Enterprises Group, Inc.                                              323,700
             8,400  Southern Co.                                                                        247,800
             5,900  Texas Utilities Co.                                                                 262,919
                    Total                                                                             3,656,021
                    Total Large-Cap Value Stocks                                                     29,560,574
Small-Cap Value Stocks--4.8%
Basic Materials--0.2%
             1,300  Cambrex Corp.                                                                        36,400
             1,000  ChemFirst, Inc.                                                                      18,875
             1,000  Florida Rock Industries, Inc.                                                        29,313
             1,300  Geon Co.                                                                             28,925
             1,700  (a)Getchell Gold Corp.                                                               27,838
             2,100  Glamis Gold Ltd.                                                                      4,594
               600  (a)Hauser Chemical Research, Inc.                                                     2,775
             3,000  (a)Hecla Mining Co.                                                                  12,563
               600  Lone Star Industries, Inc.                                                           45,413
               800  (a)Material Sciences Corp.                                                            7,200
               600  (a)McWhorter Technologies, Inc.                                                      14,175
             1,500  Mississippi Chemical Corp.                                                           23,625
             1,300  (a)Northwestern Steel & Wire Co.                                                      1,706
             1,300  OM Group, Inc.                                                                       47,044
               400  Penford Corporation                                                                   6,025
               500  Quaker Chemical Corp.                                                                 8,594
               800  Quanex Corp.                                                                         14,350
               600  Republic Group, Inc.                                                                 10,313
               600  Steel Technologies, Inc.                                                              4,988
             1,200  Texas Industries, Inc.                                                               34,725
             1,000  (a)WHX Corp.                                                                         10,563
                    Total                                                                               390,004
Capital Goods--0.5%
             1,500  AMCOL International Corp.                                                            15,938
               500  Amcast Industrial Corp.                                                               8,781
               500  (a)Astec Industries, Inc.                                                            25,938
             1,100  Barnes Group, Inc.                                                                   34,031
               600  (a)Benchmark Electronics, Inc.                                                       15,000
             1,200  Brady (W.H.) Co.                                                                     30,900
               400  Butler Manufacturing Co.                                                              9,300
               700  CTS Corp.                                                                            24,675
             1,800  (a)Checkpoint System, Inc.                                                           24,188
               800  Commercial Metals Corp.                                                              20,250
               800  CustomTracks Corp.                                                                    7,000
             1,000  Daniel Industries, Inc.                                                              10,938
               800  (a)Flow International Corp.                                                           8,600
               508  General Electric Co.                                                                 45,974
             1,700  (a)Griffon Corp.                                                                     16,363
             1,000  Harman International Industries, Inc.                                                42,688
               900  Imco Recycling, Inc.                                                                 13,444
             1,500  (a)Insituform Technologies, Inc., Class A                                            19,688
               500  Insteel Industries, Inc.                                                              2,813
               700  (a)Intermagnetics General Corp.                                                       4,506
             1,000  Juno Lighting, Inc.                                                                  23,375
             1,300  Kaman Corp., Class A                                                                 21,125
               600  Lawson Products, Inc.                                                                13,800
             2,900  (a)Morrison Knudsen Corp.                                                            27,913
             1,000  Myers Industries, Inc.                                                               22,500
               400  (a)Nashua Corp.                                                                       6,675
               800  O'Sullivan Corp.                                                                      7,800
             2,700  (a)Paxar Corp.                                                                       28,350
             1,100  RTI International Metals                                                             16,569
             1,000  Reliance Steel & Aluminum Co.                                                        30,625
               600  Robbins & Myers, Inc.                                                                12,000
             1,300  Smith (A.O.) Corp.                                                                   32,338
               700  Spartan Motors, Inc.                                                                  4,463
               700  Standex International Corp.                                                          16,363
             1,500  (a)Superior Services, Inc.                                                           27,563
               900  Thomas Industries, Inc.                                                              15,525
               400  (a)Three-Five Systems, Inc.                                                           4,000
             1,300  Wabash National Corp.                                                                24,375
             1,300  Watsco, Inc.                                                                         23,319
               800  (a)Wolverine Tube, Inc.                                                              17,950
                    Total                                                                               757,643
Consumer Cyclicals--1.0%
               500  Angelica Corp.                                                                        9,094
             1,400  (a)Ann Taylor Stores Corp.                                                           46,113
             1,500  Apogee Enterprises, Inc.                                                             18,563
             1,500  Arctic Cat, Inc.                                                                     15,750
             1,200  Authentic Fitness Corp.                                                              19,200
               800  Baker (J.), Inc.                                                                      3,950
             2,100  (a)Bombay Co., Inc.                                                                  10,369
             1,000  Brown Group, Inc.                                                                    17,938
               700  (a)Building Materials Holding Corp.                                                   8,619
               500  CPI Corp.                                                                            10,688
             2,900  Casey's General Stores, Inc.                                                         40,238
             1,500  Cato Corp., Class A                                                                  20,344
               500  Chemed Corp.                                                                         16,938
             1,400  (a)Cone Mills Corp.                                                                   6,388
               800  (a)Cyrk International, Inc.                                                           7,100
             3,000  D. R. Horton, Inc.                                                                   56,625
             1,300  Delta Woodside Industries, Inc.                                                       6,500
               900  (a)Discount Auto Parts, Inc.                                                         22,444
               600  Dixie Group, Inc.                                                                     4,238
             1,300  (a)Dress Barn, Inc.                                                                  19,175
             1,600  (a)Eagle Hardware & Garden, Inc.                                                     45,100
             1,400  (a)Family Golf Centers, Inc.                                                         28,788
             2,100  Fedders Corp.                                                                        11,681
             1,200  (a)Franklin Covey Co.                                                                22,500
               600  (a)Galey & Lord, Inc.                                                                 6,488
               900  (a)Gibson Greetings, Inc.                                                             9,900
               300  (a)Global Motorsport Group, Inc.                                                      5,813
               700  (a)Gottschalks, Inc.                                                                  5,250
             1,400  Guilford Mills, Inc.                                                                 20,213
               500  Haggar Corp.                                                                          6,375
             1,100  Hancock Fabrics, Inc.                                                                 9,281
             1,900  (a)Hartmarx Corp.                                                                    11,163
               700  Huffy Corp.                                                                          10,150
             1,300  Hughes Supply, Inc.                                                                  36,075
               600  (a)Insurance Automotive Auctions, Inc.                                                6,900
             2,900  Interface, Inc.                                                                      36,250
             1,400  Intermet Corp.                                                                       19,163
             1,600  (a)Jan Bell Marketing, Inc.                                                           7,400
             1,000  Jo-Ann Stores, Inc.                                                                  15,750
               600  Johnston Industries, Inc.                                                             2,363
             1,600  (a)Just For Feet, Inc.                                                               36,200
             1,400  Justin Industries, Inc.                                                              18,025
               300  K Swiss, Inc., Class A                                                                8,550
             1,200  Kellwood Co.                                                                         32,400
             2,900  La-Z Boy Chair Co.                                                                   48,575
               500  Lillian Vernon Corp.                                                                  7,656
             1,000  M.D.C. Holdings, Inc.                                                                18,375
             1,600  Marcus Corp.                                                                         24,200
             1,600  (a)Michaels Stores, Inc.                                                             28,800
             2,500  Oakwood Homes Corp.                                                                  37,344
             1,000  OshKosh B'Gosh, Inc., Class A                                                        24,000
               500  Oxford Industries, Inc.                                                              14,438
               700  (a)Pharmaceutical Marketing Services                                                  7,263
             1,500  Phillips Van Heusen Corp.                                                            10,500
             1,200  (a)Primark Corp.                                                                     30,000
             2,900  (a)Prime Hospitality Corp.                                                           25,375
             1,200  Russ Berrie & Co., Inc.                                                              27,150
               800  Ryland Group, Inc.                                                                   21,250
             1,000  (a)Scotts Co.                                                                        36,188
             1,400  Shopko Stores, Inc.                                                                  45,150
               500  Skyline Corp.                                                                        16,250
               700  Standard Motor Products, Inc.                                                        15,969
             1,600  Standard Pacific Corp.                                                               15,600
               900  Standard Products Co.                                                                16,763
             2,600  Stride Rite Corp.                                                                    23,075
               400  (a)Swiss Army Brands, Inc.                                                            4,150
             1,300  (a)TBC Corp.                                                                          9,100
               900  TJ International, Inc.                                                               21,263
               800  Thomas Nelson, Inc.                                                                  10,550
               700  Thor Industries, Inc.                                                                16,713
             2,000  (a)Toll Brothers, Inc.                                                               48,625
               700  Toro Co.                                                                             18,550
               700  (a)U.S. Home Corp.                                                                   22,313
             1,100  Universal Forest Products, Inc.                                                      21,863
               500  Walbro Corp.                                                                          3,750
             1,300  Winnebago Industries, Inc.                                                           15,600
             1,000  Wynns International, Inc.                                                            22,188
             2,000  (a)Zale Corp.                                                                        57,250
                    Total                                                                             1,537,888
Consumer Staples--0.6%
             1,200  ABM Industries, Inc.                                                                 39,975
             1,700  Applebee's International, Inc.                                                       34,956
               700  (a)Au Bon Pain Co., Inc., Class A                                                     4,375
             1,200  Bindley Western Industries, Inc.                                                     46,350
             2,000  Bowne & Co., Inc.                                                                    33,500
             1,000  (a)Canandaigua Wine Co., Inc., Class A                                               49,750
               600  (a)Carmike Cinemas, Inc., Class A                                                    12,000
             1,100  (a)Cheesecake Factory, Inc.                                                          28,600
             3,600  Chiquita Brands International                                                        40,500
             1,000  Dames & Moore, Inc.                                                                  12,813
             2,300  Earthgrains Co.                                                                      73,888
             2,100  Fleming Cos., Inc.                                                                   21,131
             1,700  Harland (John H.) Co.                                                                25,925
               500  (a)IHOP Corp.                                                                        19,875
             2,600  (a)Interim Services, Inc.                                                            53,950
               500  (a)J & J Snack Foods Corp.                                                           10,438
             1,700  (a)Landrys Seafood Restaurants, Inc.                                                 13,813
               600  Nash Finch Co.                                                                        8,738
               400  National Presto Industries, Inc.                                                     16,525
             1,500  Norrell Corp.                                                                        23,906
             1,800  (a)Ralcorp Holdings, Inc.                                                            31,500
             1,800  Ruby Tuesday, Inc.                                                                   33,525
             2,300  (a)Ryan's Family Steak Houses, Inc.                                                  26,163
               900  Schweitzer-Mauduit International, Inc.                                               16,425
             2,000  (a)Smithfield Foods, Inc.                                                            52,875
             1,000  (a)Sonic Corp.                                                                       19,625
             1,300  TCBY Enterprises, Inc.                                                               10,075
               800  (a)Taco Cabana, Inc., Class A                                                         5,550
               800  (a)Volt Information Science, Inc.                                                    18,650
             2,100  (a)World Color Press                                                                 62,475
                    Total                                                                               847,871
Energy--0.2%
             1,700  (a)Barrett Resources                                                                 41,544
             1,800  Devon Energy Corp.                                                                   59,288
             1,000  (a)HS Resources, Inc.                                                                 8,688
             1,300  (a)Oceaneering International, Inc.                                                   16,169
             1,200  (a)Offshore Logistics, Inc.                                                          14,925
               900  (a)Plains Resources, Inc.                                                            15,975
             1,100  (a)Pool Energy Services Co.                                                          12,375
             2,700  (a)Pride International, Inc.                                                         20,419
             1,200  (a)Seitel, Inc.                                                                      16,050
             1,800  Snyder Oil Corp.                                                                     23,175
               600  St. Mary Land & Exploration Co.                                                      11,400
                    Total                                                                               240,008
Financials--0.9%
             2,400  (a)Amresco, Inc.                                                                     17,550
             1,000  Anchor Bancorp Wisconsin, Inc.                                                       20,125
             3,000  Astoria Financial Corp.                                                             134,905
               800  Banknorth Group, Inc.                                                                26,700
             1,700  Capital Re Corp.                                                                     33,575
             1,000  Carolina First Corporation                                                           24,938
             1,400  Cash America International, Inc.                                                     23,625
             3,200  Commercial Federal Corp.                                                             73,400
             1,200  Cullen Frost Bankers, Inc.                                                           64,350
             1,122  (a)Delphi Financial Group, Inc., Class A                                             52,383
             1,500  Downey Financial Corp.                                                               39,000
             2,000  Enhance Financial Services Group, Inc.                                               58,750
               600  Executive Risk, Inc.                                                                 32,400
             1,600  First Midwest Bancorp, Inc.                                                          62,300
             1,900  Fremont General Corp.                                                                95,713
             2,000  Frontier Insurance Group, Inc.                                                       28,375
               500  JSB Financial, Inc.                                                                  26,375
             2,800  Keystone Financial, Inc.                                                             90,650
               900  Life Re Corp.                                                                        84,769
             1,200  MAF Bancorp, Inc.                                                                    30,750
             1,000  NAC Re Corp.                                                                         47,750
             1,500  Orion Capital Corp.                                                                  54,188
             1,600  Selective Insurance Group, Inc.                                                      30,200
             1,100  (a)Silicon Valley Bancshares                                                         27,500
             2,200  St. Paul Bancorp, Inc.                                                               46,475
             1,800  Susquehanna Bankshares, Inc.                                                         40,050
               700  Trenwick Group, Inc.                                                                 22,225
               900  Zenith National Insurance Corp.                                                      21,938
                    Total                                                                             1,310,959
Health Care--0.4%
             1,100  ADAC Laboratories                                                                    28,600
             1,400  Alpharma, Inc., Class A                                                              50,400
             1,800  (a)American Oncology Resources, Inc.                                                 20,138
               700  (a)Circon Corp.                                                                      10,194
               600  (a)Compdent Corp.                                                                     6,263
               800  (a)Datascope Corp.                                                                   17,700
             1,900  (a)Genesis Health Ventures, Inc.                                                     18,169
               700  (a)Hologic, Inc.                                                                      9,144
             2,100  (a)IDEXX Laboratories, Inc.                                                          54,600
             2,900  Integrated Health Services, Inc.                                                     32,444
             3,900  (a)Mariner Post-Acute Network, Inc.                                                  16,819
             1,100  (a)NCS HealthCare, Inc., Class A                                                     22,275
             4,300  (a)Phycor, Inc.                                                                      26,338
             1,000  (a)Protein Design Laboratories, Inc.                                                 22,000
             1,700  (a)Regeneron Pharmaceuticals, Inc.                                                   14,025
             1,700  (a)Roberts Pharmaceutical Corp.                                                      41,650
               800  (a)Rural / Metro Corp.                                                                8,200
             1,500  (a)Sierra Health Services, Inc.                                                      34,313
             1,700  (a)Summit Technology, Inc.                                                            6,588
             1,200  (a)Sunrise Medical, Inc.                                                             15,300
               600  (a)Syncor International Corp.                                                        14,400
             1,800  (a)Universal Health Services, Inc., Class B                                          96,525
             1,400  (a)Vertex Pharmaceuticals, Inc.                                                      33,163
               700  Vital Signs, Inc.                                                                    11,900
                    Total                                                                               611,148
Technology--0.3%
               700  Analogic Corp.                                                                       24,850
             2,400  (a)Anixter International, Inc.                                                       39,600
             1,100  (a)BancTec, Inc.                                                                     14,506
             1,600  (a)Cable Design Technologies, Class A                                                29,500
             1,300  (a)Coherent, Inc.                                                                    16,413
             1,500  Dallas Semiconductor Corp.                                                           56,625
               800  (a)Digi International, Inc.                                                          10,400
             1,200  (a)Exabyte Corp.                                                                      8,925
             1,200  Gerber Scientific, Inc.                                                              30,375
               700  (a)Integrated Circuit System, Inc.                                                   10,063
               800  (a)Intervoice, Inc.                                                                  20,500
             2,900  (a)Komag, Inc.                                                                       21,025
               900  (a)Marshall Industries                                                               23,400
             1,900  Methode Electronics, Inc., Class A                                                   25,888
             1,200  (a)Network Equipment Technologies, Inc.                                              13,350
             2,100  (a)PictureTel Corp.                                                                  14,963
               900  (a)Standard Microsystems Corp.                                                        6,750
               900  (a)Symmetricom, Inc.                                                                  5,569
             1,700  (a)Unitrode Corp.                                                                    28,794
               500  (a)Wall Data, Inc.                                                                    8,625
             1,300  (a)Xircom, Inc.                                                                      39,244
                    Total                                                                               449,365
Transportation--0.2%
             1,900  Air Express International Corp.                                                      42,275
             1,700  (a)American Freightways Corp.                                                        15,300
             1,100  (a)Arkansas Best Corp.                                                                6,463
             2,000  (a)Fritz Companies, Inc.                                                             19,375
               900  Frozen Food Express Industries, Inc.                                                  7,088
             1,200  (a)Kirby Corp.                                                                       23,850
               600  (a)Landstar System, Inc.                                                             24,600
               700  (a)M.S. Carriers, Inc.                                                               17,150
             1,500  (a)Mesa Air Group, Inc.                                                              12,000
             1,100  Pittston Burlington Group                                                             9,556
               500  (a)Railtex, Inc.                                                                      6,063
             3,200  Rollins Truck Leasing Corp.                                                          38,400
             1,300  SkyWest, Inc.                                                                        35,181
             1,400  USFreightways Corp.                                                                  37,625
             2,600  Werner Enterprises, Inc.                                                             42,738
             1,400  (a)Yellow Corp.                                                                      22,575
                    Total                                                                               360,239
Utilities--0.5%
               500  American States Water Co.                                                            14,125
               400  Aquarion Co.                                                                         15,025
             1,600  Atmos Energy Corp.                                                                   49,000
               400  (a)Bangor Hydro Electric Co.                                                          4,850
               600  Cascade Natural Gas Corp.                                                            10,988
               900  Central Hudson Gas & Electric Service                                                36,394
               600  Central VT Public Service Corp.                                                       6,263
               700  Cilcorp, Inc.                                                                        42,350
             1,200  Commonwealth Energy System                                                           46,200
               600  Connecticut Energy Corp.                                                             16,763
               500  Consumers Water Co.                                                                  15,625
             1,100  Eastern Utilities Association                                                        27,156
             1,600  Energen Corp.                                                                        28,800
               300  Green Mountain Power Corp.                                                            3,638
             1,000  New Jersey Resources Corp.                                                           38,938
               700  Orange & Rockland Utilities, Inc.                                                    39,375
               500  Pennsylvania Enterprises                                                             12,344
             1,500  Philadelphia Suburban Corp.                                                          37,969
             1,700  Piedmont Natural Gas, Inc.                                                           59,500
             1,100  Public Service Co. North Carolina, Inc.                                              26,744
             1,700  Sierra Pacific Resources                                                             61,200
             1,600  Southwest Gas Corp.                                                                  38,000
             1,400  Southwestern Energy Co.                                                              10,500
               700  TNP Enterprises, Inc.                                                                26,600
               800  United Illuminating Co.                                                              40,150
             2,000  United Water Resources, Inc.                                                         41,500
             2,000  WICOR, Inc.                                                                          43,750
                    Total                                                                               793,747
                    Total Small-Cap Value Stocks                                                      7,298,872
Large-Cap Growth Stocks--21.8%
Basic Materials--0.4%
             3,000  Bemis Co., Inc.                                                                     113,438
             2,100  Du Pont (E.I.) de Nemours & Co.                                                     123,375
             3,200  Hercules, Inc.                                                                      105,200
             3,400  Monsanto Co.                                                                        154,063
             1,900  PPG Industries, Inc.                                                                116,256
                    Total                                                                               612,332
Capital Goods--2.2%
             4,600  Allied-Signal, Inc.                                                                 202,400
             3,000  Avery Dennison Corp.                                                                143,813
             3,200  Crown Cork & Seal Co., Inc.                                                         108,000
             5,100  Dover Corp.                                                                         181,688
            19,300  General Electric Co.                                                              1,746,659
             3,300  Hillenbrand Industries, Inc.                                                        187,481
             5,500  Miller Herman, Inc.                                                                 116,875
             2,100  (a)SCI Systems, Inc.                                                                102,113
             3,300  United Technologies Corp.                                                           353,719
             4,812  Waste Management, Inc.                                                              206,315
                    Total                                                                             3,349,063

Communication Services--0.5%
             4,000  (a)Airtouch Communications, Inc.                                                    228,750
             3,500  Cincinnati Bell, Inc.                                                               110,250
             5,900  (a)MCI Worldcom, Inc.                                                               348,100
             2,100  SBC Communications, Inc.                                                            100,669
                    Total                                                                               787,769
Consumer Cyclicals--2.3%
             2,600  (a)Abercrombie & Fitch Co., Class A                                                 145,600
             3,400  Block (H&R), Inc.                                                                   152,788
             1,800  (a)Costco Cos., Inc.                                                                112,950
             2,900  Dayton-Hudson Corp.                                                                 130,500
             2,900  Gannett Co., Inc.                                                                   187,231
             2,100  Gap (The), Inc.                                                                     154,481
             3,500  Harley Davidson, Inc.                                                               146,344
             9,300  Home Depot, Inc.                                                                    462,675
             2,700  (a)Jones Apparel Group, Inc.                                                         62,606
             2,600  Lowe's Cos., Inc.                                                                   109,850
             7,400  Masco Corp.                                                                         213,675
             2,100  Maytag Corp.                                                                        113,663
             3,500  Nordstrom, Inc.                                                                     130,375
             8,900  Service Corp. International                                                         332,638
             2,900  (a)Staples, Inc.                                                                    101,319
            10,200  TJX Cos., Inc.                                                                      261,375
             8,600  Wal-Mart Stores, Inc.                                                               647,688
                    Total                                                                             3,465,758
Consumer Staples--4.6%
             3,100  Avon Products, Inc.                                                                 125,938
             6,400  Campbell Soup Co.                                                                   365,600
             1,500  Cardinal Health, Inc.                                                               102,938
            13,000  Coca-Cola Co.                                                                       910,813
            16,200  Dial Corp.                                                                          425,250
             7,500  Disney (Walt) Co.                                                                   241,406
             3,500  Dole Food, Inc.                                                                     110,688
             4,200  Gillette Co.                                                                        192,938
             3,000  Heinz (H.J.) Co.                                                                    174,938
             2,700  McDonald's Corp.                                                                    189,169
             9,200  PepsiCo, Inc.                                                                       355,925
            18,000  Philip Morris Cos., Inc.                                                          1,006,875
             8,300  Procter & Gamble Co.                                                                727,288
             3,300  Quaker Oats Co.                                                                     202,538
             8,700  (a)Safeway, Inc.                                                                    459,469
             3,700  Sara Lee Corp.                                                                      215,988
             3,500  Sysco Corp.                                                                          94,281
             5,100  (a)Tricon Global Restaurants, Inc.                                                  232,369
             4,100  UST, Inc.                                                                           142,475
             7,800  (a)Viacom, Inc., Class A                                                            512,363
             1,500  Wrigley (Wm.), Jr. Co.                                                              132,188
                    Total                                                                             6,921,437
Energy--0.1%
             3,300  Halliburton Co.                                                                      96,938
Financials--1.6%
             4,400  American Express Co.                                                                440,275
             2,243  Associates First Capital Corp., Class A                                             174,674
             5,700  Federal National Mortgage Association                                               414,675
             3,600  Household International, Inc.                                                       140,850
            11,000  MBNA Corp.                                                                          249,563
             2,000  MGIC Investment Corp.                                                                87,875
             3,500  Providian Financial Corp.                                                           321,344
             4,300  Sunamerica, Inc.                                                                    340,775
             2,100  U.S. Bancorp                                                                         77,306
                    Total                                                                             2,447,337
Health Care--4.0%
             8,900  Abbott Laboratories                                                                 427,200
             5,000  American Home Products Corp.                                                        266,250
             2,300  (a)Amgen, Inc.                                                                      173,075
             1,800  Baxter International, Inc.                                                          114,413
            19,500  (a)Beverly Enterprises, Inc.                                                        112,125
             6,300  Bristol-Myers Squibb Co.                                                            772,144
             3,300  Guidant Corp.                                                                       283,181
             7,700  (a)HEALTHSOUTH Corp.                                                                103,469
             7,200  Johnson & Johnson                                                                   585,000
             4,000  Lilly (Eli) & Co.                                                                   358,750
             8,000  Merck & Co., Inc.                                                                 1,239,000
             4,300  Pfizer, Inc.                                                                        479,988
             4,300  Schering Plough Corp.                                                               457,413
             3,100  United Healthcare Corp.                                                             139,888
             4,500  (a)Universal Health Services, Inc., Class B                                         241,313
             4,500  Warner-Lambert Co.                                                                  339,750
                    Total                                                                             6,092,959
Services--0.2%
             1,600  (a)Chancellor Media Corp., Class A                                                   60,300
             1,900  Comcast Corp., Class A                                                               92,150
             2,500  (a)Liberty Media Group, Class A                                                     100,781
                    Total                                                                               253,231
Technology--5.8%
             3,400  (a)America Online, Inc.                                                             297,713
             4,300  (a)Applied Materials, Inc.                                                          166,625
             2,000  (a)Ascend Communications                                                            112,375
             5,100  (a)BMC Software, Inc.                                                               260,419
             6,400  (a)Cadence Design Systems, Inc.                                                     180,000
            12,625  (a)Cisco Systems, Inc.                                                              951,609
             1,700  (a)Compuware Corp.                                                                  105,825
             6,200  (a)Dell Computer Corp.                                                              377,038
             8,400  (a)EMC Corp. Mass                                                                   609,000
             3,400  First Data Corp.                                                                     90,738
             1,700  (a)Gateway 2000, Inc.                                                                95,413
            13,800  HBO & Co.                                                                           344,138
             3,200  Hewlett-Packard Co.                                                                 200,800
             9,100  Intel Corp.                                                                         979,388
             1,100  International Business Machines Corp.                                               181,500
             2,400  (a)Lexmark Intl. Group, Class A                                                     183,300
             8,100  Lucent Technologies, Inc.                                                           697,106
            13,000  (a)Microsoft Corp.                                                                1,586,000
             5,300  (a)Oracle Corp.                                                                     181,525
             2,300  (a)PanAmSat Corp.                                                                    77,338
             4,600  (a)Seagate Technology, Inc.                                                         135,700
             4,500  (a)Sun Microsystems, Inc.                                                           333,281
             3,600  (a)Tellabs, Inc.                                                                    194,625
             2,200  Xerox Corp.                                                                         236,500
               600  (a)Yahoo, Inc.                                                                      115,200
                    Total                                                                             8,693,156
Transportation--0.1%
             3,700  Burlington Northern Santa Fe                                                        125,800
                    Total Large-Cap Growth Stocks                                                    32,645,780
Small-Cap Growth Stocks--5.2%
Basic Materials--0.3%
             1,900  (a)Buckeye Technologies Inc.                                                         37,050
             1,800  Dekalb Genetics Corp., Class B                                                      179,550
             1,900  Delta & Pine Land Co.                                                                71,963
             1,200  Lilly Industries, Inc., Class A                                                      22,425
             1,300  MacDermid, Inc.                                                                      47,938
             1,400  (a)Shorewood Packaging Corp.                                                         20,738
             1,100  (a)Stillwater Mining Co.                                                             40,219
                    Total                                                                               419,883
Capital Goods--0.7%
             1,400  AAR Corp.                                                                            35,350
               600  (a)Alliant Techsystems, Inc.                                                         45,713
             1,900  Applied Power, Inc., Class A                                                         67,688
             1,800  Aptargroup, Inc.                                                                     50,288
             1,200  (a)BE Aerospace, Inc.                                                                28,500
             1,900  Baldor Electric Co.                                                                  37,881
             1,900  Blount International, Inc., Class A                                                  43,938
               500  (a)C-COR Electronics, Inc.                                                            7,250
             1,200  CLARCOR, Inc.                                                                        22,575
               700  Castle (A.M.) & Co.                                                                  13,475
             1,100  (a)Dionex Corp.                                                                      34,100
               800  (a)Gardner Denver Machy, Inc.                                                        12,700
             1,000  Graco, Inc.                                                                          27,750
             1,500  (a)Halter Marine Group, Inc.                                                         10,406
               500  Harmon Industries, Inc.                                                              12,500
             2,200  JLG Industries, Inc.                                                                 36,163
               800  Kuhlman Corp.                                                                        22,300
               900  Libbey, Inc.                                                                         27,731
               700  Lindsay Manufacturing Co.                                                            10,500
               900  Manitowoc, Inc.                                                                      35,775
             1,800  (a)Mueller Industries, Inc.                                                          41,063
               700  New Engineers Business Service, Inc.                                                 22,400
               900  (a)Oak Industries, Inc.                                                              27,788
             1,900  (a)Orbital Sciences Corp.                                                            72,675
               700  (a)Plexus Corp.                                                                      21,000
             1,100  Regal Beloit Corp.                                                                   27,500
               600  (a)SPS Technologies, Inc.                                                            34,350
             2,100  (a)Sanmina Corp.                                                                    104,606
               800  (a)Service Experts, Inc.                                                             23,700
               800  Technitrol, Inc.                                                                     24,150
             1,800  Tredegar Industries, Inc.                                                            42,075
             1,300  (a)Valence Technology, Inc.                                                          12,350
             1,600  (a)Zebra Technologies Co., Class A                                                   53,700
                    Total                                                                             1,089,940
Consumer Cyclicals--1.0%
             1,100  (a)ADVO, Inc.                                                                        28,463
             3,700  (a)Acxiom Corp.                                                                      87,413
               700  (a)Ashworth Inc.                                                                      4,047
             1,900  Breed Technologies, Inc.                                                             12,825
               900  (a)Catalina Marketing Corp.                                                          52,425
             1,500  Central Parking Corp.                                                                44,063
             1,700  (a)Cerner Corp.                                                                      44,625
             2,400  (a)Champion Enterprises, Inc.                                                        53,550
             3,500  (a)DeVRY, Inc.                                                                       92,313
             1,500  Ethan Allen Interiors, Inc.                                                          59,250
             1,200  (a)Footstar, Inc.                                                                    29,250
             1,000  G & K Services, Inc., Class A                                                        50,500
             3,600  (a)Gentex Corp.                                                                      66,150
             1,700  (a)Goody's Family Clothing, Inc.                                                     19,125
             1,400  (a)HA-LO Industries, Inc.                                                            44,713
             2,000  (a)Linens `N Things, Inc.                                                            61,250
             1,700  (a)Mens Wearhouse, Inc.                                                              43,031
             1,900  (a)Midway Games, Inc.                                                                19,356
             2,600  (a)Mohawk Industries, Inc.                                                           97,013
             1,100  (a)NFO Worldwide, Inc.                                                               13,888
             1,900  (a)Nautica Enterprise, Inc.                                                          37,406
             1,100  (a)O'Reilly Automotive, Inc.                                                         49,913
             1,100  (a)Pacific Sunwear of California                                                     16,294
             5,000  Pier 1 Imports, Inc.                                                                 53,750
               700  Pillowtex Corp.                                                                      23,625
             1,300  Polaris Industries Partners, L.P.                                                    45,338
             1,100  (a)Prepaid Legal Services, Inc.                                                      28,600
             1,200  Regis Corp. Minnesota                                                                40,200
               800  St. John Knits, Inc.                                                                 16,000
               600  (a)Timberland Co., Class A                                                           24,563
             2,300  True North Communications, Inc.                                                      64,688
               800  WD 40 Co.                                                                            24,800
             2,800  (a)Williams-Sonoma, Inc.                                                             82,775
             2,200  Wolverine World Wide, Inc.                                                           29,975
                    Total                                                                             1,461,177
Consumer Staples--0.4%
             1,000  (a)CDI Corp.                                                                         26,813
               900  (a)CEC Entertainment, Inc.                                                           26,663
             2,400  CKE Restaurants, Inc.                                                                58,650
               400  Coca-Cola Bottling Co.                                                               23,225
               700  (a)Consolidated Graphics, Inc.                                                       40,294
             1,100  (a)Consolidated Products, Inc.                                                       22,756
             2,000  (a)Foodmaker, Inc.                                                                   38,750
               800  Merrill Corp.                                                                        13,600
             3,400  (a)NBTY, Inc.                                                                        20,825
               900  Natures Sunshine Products, Inc.                                                      14,063
             1,600  Owens & Minor, Inc.                                                                  27,400
             1,700  (a)Patterson Dental Co.                                                              70,763
             2,400  Richfood Holdings, Inc.                                                              44,550
             1,500  (a)Triarc Companies, Inc., Class A                                                   24,188
               700  (a)USA Detergents, Inc.                                                               6,475
             2,000  (a)Valassis Communication, Inc.                                                      85,750
             1,300  (a)Whole Foods Market, Inc.                                                          60,450
                    Total                                                                               605,215
Energy--0.0%
             2,300  (a)Tuboscope Inc.                                                                    19,119
Financials--0.9%
             2,200  American Bankers Insurance Group, Inc.                                               99,825
             3,100  (a)Americredit Corp.                                                                 42,819
             1,100  CMAC Investment Corp.                                                                53,075
             1,300  Centura Banks, Inc.                                                                  88,400
             1,100  Commerce Bancorp, Inc.                                                               52,525
             1,800  Eaton Vance Corp.                                                                    43,763
             1,300  Fidelity National Financial, Inc.                                                    42,656
             2,900  First American Financial Corp.                                                       88,813
             1,500  Firstbank Corp.                                                                      41,063
             3,600  Firstmerit Corp.                                                                     94,500
               900  Gallagher (Arthur J.) & Co.                                                          41,738
               600  Hilb Rogal & Hamilton Co.                                                            11,363
             2,200  Hubco, Inc.                                                                          59,400
             2,800  Legg Mason, Inc.                                                                     83,475
             2,000  Mutual Risk Management Ltd.                                                          73,375
               900  Premier Bankshares, Inc.                                                             21,038
             1,150  Queens County Bancorp, Inc.                                                          34,500
             2,400  Raymond James Financial, Inc.                                                        59,400
               900  SEI Corp.                                                                            83,025
             1,380  Trustco Bank Corp.                                                                   38,640
             1,000  U.S. Trust Corp.                                                                     67,625
             2,100  UST Corp.                                                                            51,975
             2,200  United Bankshares, Inc.                                                              62,838
                    Total                                                                             1,335,831
Health Care--0.7%
             1,200  (a)Access Health, Inc.                                                               43,050
             1,500  Ballard Medical Products                                                             32,625
             1,100  (a)Barr Laboratories, Inc.                                                           46,475
             2,400  (a)Bio-Technology General Corp.                                                      16,200
             1,400  (a)Cephalon, Inc.                                                                    10,413
               800  (a)Cooper Companies, Inc.                                                            17,000
             1,200  (a)Cor Therapeutics, Inc.                                                            14,100
             3,000  (a)Coventry Health Care Inc.                                                         22,313
               600  (a)Curative Technologies, Inc.                                                       17,250
             1,200  (a)Enzo Biochem, Inc.                                                                15,825
             1,700  (a)Express Scripts, Inc., Class A                                                    93,500
             1,200  (a)Immune Response Corp.                                                             15,600
             1,300  (a)Incyte Pharmaceuticals, Inc.                                                      40,625
             1,500  Invacare Corp.                                                                       35,906
             1,400  Jones Pharma, Inc.                                                                   50,400
             1,900  (a)Liposome Co., Inc.                                                                17,219
             1,300  (a)Medimmune, Inc.                                                                   86,938
             1,300  Mentor Corp.                                                                         24,050
             1,100  (a)Noven Pharmaceuticals, Inc.                                                        5,844
             2,400  (a)Orthodontic Centers of America, Inc.                                              45,900
             1,200  (a)Parexel International Corp.                                                       31,275
               800  (a)Pediatrix Medical Group                                                           42,950
             1,200  (a)Pharmaceutical Product Development, Inc.                                          34,350
             2,000  (a)Renal Care Group, Inc.                                                            53,750
             1,600  (a)Respironics, Inc.                                                                 30,200
             2,700  (a)Safeskin Corp.                                                                    51,300
             1,600  (a)Sequus Pharmaceuticals, Inc.                                                      31,600
             1,300  (a)Sola International, Inc.                                                          20,638
             1,100  (a)Theratech, Inc.                                                                   15,263
             1,200  (a)U.S. Bioscience, Inc.                                                              9,075
               800  (a)VISX, Inc.                                                                        58,300
                    Total                                                                             1,029,934
Services--0.0%
               800  (a)Metro Networks, Inc.                                                              30,400
             1,600  (a)Westwood One, Inc.                                                                42,400
                    Total                                                                                72,800
Technology--1.1%
             2,100  (a)American Management System, Inc                                                   61,950
             1,100  Analysts International Corp.                                                         18,563
             2,500  (a)Aspect Telecommunications Corp.                                                   47,344
             1,300  (a)Avid Technology, Inc.                                                             31,038
             1,700  (a)Billing Concepts Corp.                                                            21,675
             1,300  (a)Bisys Group, Inc.                                                                 62,563
             1,400  (a)Boole & Babbage, Inc.                                                             44,275
             2,600  (a)Brightpoint, Inc.                                                                 39,000
             1,900  (a)Burr Brown Corp.                                                                  44,888
             1,900  (a)C-Cube Microsystems, Inc.                                                         49,756
             2,700  (a)Ciber, Inc.                                                                       60,919
             2,500  (a)CommScope, Inc.                                                                   37,969
             1,000  Computer Task Group, Inc.                                                            27,000
               800  (a)Dialogic Corp.                                                                    18,000
             1,100  (a)Envoy Corporation                                                                 43,863
             1,100  (a)Etec Systems, Inc.                                                                36,163
               700  Fair Isaac & Co., Inc.                                                               28,175
             1,900  (a)General Semiconductor, Inc.                                                       19,238
             1,300  (a)HNC Software                                                                      42,900
             2,100  (a)Harbinger Corp.                                                                   18,113
             1,000  Henry Jack & Associates, Inc.                                                        50,250
             1,500  (a)Hyperion solutions, Corp.                                                         48,563
               700  Innovex, Inc.                                                                        11,200
             1,400  Inter-Tel, Inc.                                                                      33,600
               400  (a)Kronos, Inc.                                                                      17,300
               800  (a)MICROS Systems Corp.                                                              22,800
             2,000  (a)Macromedia, Inc.                                                                  55,875
             1,200  (a)Medquist, Inc.                                                                    36,450
               900  (a)Mercury Interactive Corp.                                                         41,288
             1,600  National Computer Systems, Inc.                                                      52,600
             1,700  National Data Corp.                                                                  63,538
             1,700  (a)National Instruments Corp.                                                        49,300
             1,700  (a)Novellus Systems, Inc.                                                            84,363
             1,200  (a)Photronic Labs, Inc.                                                              24,000
             1,300  (a)Platinum Software Corp.                                                           13,813
               900  (a)Progress Software Corp.                                                           22,838
             2,000  (a)Technology Solutions Corp.                                                        18,625
               800  Telxon Corp.                                                                         21,600
             3,700  (a)Vitesse Semiconductor Corp.                                                      131,813
             2,600  (a)Whitmann-Hart, Inc.                                                               57,363
               600  (a)Whittaker Corp.                                                                    8,250
             2,200  (a)Xylan Corp.                                                                       39,875
                    Total                                                                             1,658,696
Transportation--0.1%
             3,400  Comair Holdings, Inc.                                                               104,125
             1,200  Expeditors International Washington, Inc.                                            46,200
             1,500  (a)Heartland Express, Inc.                                                           25,688
                    Total                                                                               176,013
                    Total Small-Cap Growth Stocks                                                     7,868,608
Foreign Equity--13.7%
Australia--0.2%
            40,200  Austrim Ltd                                                                          73,506
            55,000  Woolworth's Ltd.                                                                    193,532
                    Total                                                                               267,038
Finland--0.2%
            23,700  Merita A (unitas A)                                                                 137,831
             3,050  Sampo Insurance Co. Ltd., Class A                                                   104,653
                    Total                                                                               242,484
France--2.4%
             2,628  AXA                                                                                 339,517
             1,100  Alcatel Alsthom                                                                     145,398
               800  Atos SA                                                                             171,553
               860  Bouygues                                                                            160,233
             1,000  Cap Gemini Sogeti                                                                   146,242
             2,000  Credit Commerical De France                                                         172,045
             2,400  Eiffage                                                                             196,161
             1,470  Elf Aquitaine SA                                                                    183,194
             1,000  Groupe Danon BSN SA                                                                 291,781
               480  Guyenne Et Gascogne                                                                 208,395
               750  Peugeot Sa                                                                          118,646
             2,450  Rexel SA                                                                            219,627
             4,670  Scor SA                                                                             298,380
             1,080  Simco                                                                                95,676
             2,600  Societe BIC SA                                                                      162,237
             7,000  Thomson-csf                                                                         263,306
             2,061  Total SA-B                                                                          255,397
             1,600  Valeo                                                                                 7,453
               800  Vivendi                                                                             180,834
                    Total                                                                             3,616,075
Germany, Federal Republic Of--0.6%
             5,500  Bhf-bank                                                                            215,597
             3,830  Hoechst AG                                                                          164,357
             3,890  Mannesmann AG                                                                       420,770
               400  Systeme, Anwendungen, Produkte in der Datevnerarbeitung                             181,084
                    Total                                                                               981,808
Greece--0.0%
             1,120  (a)(b)Panafon SA - 144A                                                              20,062
Hong Kong--0.3%
            62,000  (a)China Telecommunications                                                         123,712
            58,000  Henderson Land Development Co. Ltd.                                                 296,629
                    Total                                                                               420,341
Italy--1.8%
             7,900  Assicurazioni Generali                                                              294,883
            52,000  Autogrill SPA                                                                       403,679
            62,000  Banca Intesa SPA                                                                    346,034
            60,000  Banca Nazionale del Lavoro                                                          168,596
             2,000  (a)Banca Popolare di Verona                                                         185,742
            30,300  Eni                                                                                 187,870
            70,000  Istituto Nazionale delle Assicurazioni                                              184,611
            25,000  Mondadori Ord                                                                       314,035
            20,500  SAI SPA                                                                             230,049
            51,500  Telecom Italia SPA                                                                  417,120
            70,000  (a)Unione Immobiliare SPA                                                            35,005
                    Total                                                                             2,767,624
Japan--2.5%
            34,000  Chugai Pharmaceutical Co                                                            290,049
            20,000  Fujitsu Ltd.                                                                        230,844
             5,000  Honda Motor Co. Ltd.                                                                179,383
            12,000  Hosiden Corp                                                                        207,955
            28,000  INES Corp.                                                                          243,182
            23,000  Kirin Brewery Co. Ltd.                                                              238,588
            23,000  Kokusai Securities Co. Ltd.                                                         193,969
             9,500  Konami Co                                                                           262,946
            19,000  Kyushu Matsushita Electric                                                          205,268
             7,000  Matsushita Communication                                                            305,114
             9,300  Meitec Corp.                                                                        218,912
             3,200  Orix Corp                                                                           228,312
            33,000  Sumitomo Marine & Fire                                                              196,875
             3,500  Takefuji                                                                            238,636
            11,600  Tokyo Electric Power Co.                                                            264,578
            40,000  Toshiba Corp.                                                                       224,026
                    Total                                                                             3,728,637
Korea, Republic Of--0.0%
               870  Pohang Iron and Steel Co. Ltd.                                                       48,083
Malaysia--0.0%
             1,000  Malayan United Industries Bhd                                                           193
Netherlands--0.6%
             1,200  Aegon N.V.                                                                          128,373
             3,150  (a)Benckiser NV                                                                     186,113
             5,342  KPN NV                                                                              230,433
             1,510  Wolters Kluwer NV                                                                   287,781
                    Total                                                                               832,700
Norway--0.2%
             8,000  Tomra Systems ASA                                                                   233,456
Singapore--0.2%
            14,800  (a)Creative Technology Ltd.                                                         271,864
Spain--0.7%
             8,400  Argentaria SA                                                                       195,525
             3,240  Banco Pastor SA                                                                     202,009
             3,600  Banco Popular Espanol                                                               264,357
             4,400  (a)Baron de Ley                                                                     152,407
             2,100  Fomento de Construcciones y Contratas SA                                            125,258
            17,500  (a)Prima Immobiliaria SA                                                            160,028
                    Total                                                                             1,099,584
Sweden--0.1%
             7,300  Telefonaktiebolaget LM Ericsson                                                     202,728
Switzerland--0.9%
               147  Alusuisse Lonza Holding AG                                                          185,290
               420  Baloise Holdings Ltd.-Reg                                                           391,033
               165  Nestle SA                                                                           342,691
               183  Novartis AG - REG                                                                   343,379
               200  (a)Swisscom AG                                                                       67,321
                    Total                                                                             1,329,714
United Kingdom--3.0%
             8,200  Abbey National Bank PLC, London                                                     166,363
            14,200  (a)Allied Zurich PLC                                                                202,602
            21,000  Amvescap PLC                                                                        170,941
            11,300  Barclays PLC                                                                        256,283
            30,260  British Aerospace PLC                                                               260,043
            12,373  British Petroleum Co. PLC                                                           193,168
            54,000  British-Borneo Petroleum Syndicate PLC                                              133,605
             6,600  CMG PLC                                                                             163,513
            18,900  (a)Cable & Wireless Communications                                                  168,343
             9,000  Capita Group PLC                                                                     84,617
            13,000  (a)Colt Telecom Group PLC                                                           169,827
             9,000  Commercial Union PLC                                                                142,661
            24,000  Croda International                                                                  98,175
            18,513  General Electric Co. PLC                                                            151,307
             6,649  Glaxo Wellcome PLC                                                                  210,241
            29,523  Guardian Royal Exchange PLC                                                         160,699
            17,500  Imperial Chemical Industries PLC                                                    162,801
            44,000  Lasmo                                                                               101,425
            13,100  Lloyds TSB Group PLC                                                                182,046
            26,000  Misys PLC                                                                           183,122
            19,600  (b)Norwich Union PLC                                                                137,399
            13,500  Prudential Corp. PLC                                                                196,845
            21,000  Reed International PLC                                                              165,225
            47,100  Sears PLC                                                                           168,585
            12,600  Smithkline Beecham PLC                                                              154,626
Shares or
Principal
Amount or
Foreign
Currency                                                                                          Value in U.S.
Par Amount                                                                                           Dollars
*Stocks--continued
Foreign Equity--continued
United Kingdom--continued
             8,720  Zeneca Group                                                               $        362,457
                    Total                                                                             4,546,919
                    Total Foreign Stocks                                                             20,609,310
*Futures Contracts Collateral--12.4%
$          100,000  United States Treasury Bill, 1/7/1999                                                99,601
        18,600,000  United States Treasury Bill, 12/17/1998                                          18,570,612
                    Total                                                                            18,670,213
                    Total Stocks (identified cost $89,675,039)                                      116,653,357
Bonds--22.1%
Treasury and Government Securities--12.1%
(c)Repurchase Agreement--6.1%
         9,175,000  Westdeutsche Landesbank Girozentrale, 5.350%, dated 11/30/1998,
                    due 12/1/1998 (at amortized cost)                                                 9,175,000

United States Treasury Securities--6.0%
         4,150,000  United States Treasury Bond, 8.125%, 5/15/2021                                    5,644,042
         2,800,000  United States Treasury Note, 6.375%, 8/15/2002                                    2,962,848
           405,000  United States Treasury Note, 6.500%, 10/15/2006                                     449,181
                    Total                                                                             9,056,071
                    Total Treasury and Government Securities                                         18,231,071
High Yield Bonds--5.1%
           810,824  The High Yield Bond Portfolio                                                     7,662,284
Foreign Bonds--4.9%
Australian Dollar--0.2%
            85,000  Qtc-global Notes, Deb., 10.5%, 5/15/2003                                             64,786
           260,000  West Aust T Corp, Local Gov't. Guarantee, 8%, 7/15/2003                             182,335
                    Total                                                                               247,121
Austrian Mark--0.5%
         3,600,000  Republic of Austria, Deb., 7.625%, 10/18/2004                                       359,499
           610,000  Republic of Austria, Unsub., 6.5%, 1/10/2024                                        441,439
                    Total                                                                               800,938
Foreign
Currency                                                                                          Value in U.S.
Par Amount                                                                                           Dollars
Bonds--continued
Foreign Bonds--continued
Belgian Franc--0.0%
           514,000  Belgian Govt., Bond, 6.500%, 3/31/2005                                     $         16,806
Canadian Dollar--0.3%
           204,000  Canada Government, Deb., 6.500%, 6/1/2004                                           143,722
           405,000  Ontario Hydro, 9.000%, 6/24/2002                                                    299,333
                    Total                                                                               443,055
Danish Krone--0.3%
         1,927,000  Denmark - Bullet, Bond, 8.000%, 3/15/2006                                           367,262
           500,000  Denmark, 8.000%, 5/15/2003                                                           89,882
                    Total                                                                               457,144
Deutsche Mark--0.7%
           195,000  Depfa-Bank, 5.500%, 1/15/2013                                                       124,544
        20,000,000  KFW International Finance, 6.000%, 11/29/1999                                       171,672
           150,000  KFW International Finance, Bank Guarantee, 6.750%, 6/20/2005                        102,595
           435,000  Treuhandanstalt, 7.750%, 10/1/2002                                                  295,470
           500,000  Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003                        334,552
                    Total                                                                             1,028,833
Greek Mark--0.1%
        22,800,000  Hellenic Republic, FRN 10/23/2003                                                    81,320
Hungarian Forint --0.0%
        16,200,000  Hungary Govt, Bond, 14.000%, 12/12/2002                                              71,403
Irish Pound--0.1%
            80,000  Irish Government, Deb., 9.000%, 9/01/2006                                           154,390
Italian Lira--0.6%
       150,000,000  Btps, Bond, 10.500%, 11/1/2000                                                      100,701
       215,000,000  Btps, Deb., 12.000%, 5/18/1999                                                      132,257
       380,000,000  Buoni Poliennali Del Tes, 9.500%, 1/1/2005                                          292,505
       440,000,000  Buoni Poliennali Del Tes, Deb., 12.000%, 1/01/2002                                  324,544
                    Total                                                                               850,007
Japanese Yen--0.2%
        28,000,000  Interamerican Development Bank, Deb., 7.000%, 12/27/2000                            258,198
        11,000,000  Interamerican Development, Deb., 7.250%, 5/15/2000                                   98,191
                    Total                                                                               356,389
Mexican Peso--0.1%
            80,000  Mexican Cetes, 2/11/1999                                                             74,642
Netherlands Guilder--0.3%
           255,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                          150,996
           340,000  Bk Ned Gemeenten, Bond, 7.750%, 12/20/2004                                          212,439
           130,000  Lkb-global Bd, Bank Guarantee, 6.000%, 1/25/2006                                     84,677
            90,000  Netherlands Government, 6.000%, 1/15/2006                                            53,034
                    Total                                                                               501,146
New Zealand Dollar--0.0%
            61,000  New Zealand Government, 8.00%, 2/15/2001                                             34,098
Norwegian Krone--0.2%
           641,000  NGB Bond, 9.000%, 1/31/1999                                                          85,668
           490,000  Norwegian Government, 5.500%, 5/15/2009                                              66,489
           330,000  Norwegian Government, Bond, 7.000%, 5/31/2001                                        45,413
           247,000  Norwegian Government, Foreign Government Guarantee, 5.750%, 11/30/2004               33,813
                    Total                                                                               231,383
Polish Zloty--0.1%
           490,000  Poland Govt Bond, Bond, Series 5Y, 12.000%, 2/12/2003                               141,116
South African Rand--0.0%
           365,000  Republic of South Africa, Bond, 12.500%, 12/21/2006                                  53,296
Spanish Peseta--0.7%
           440,000  Spanish Govt. Bond 5.150%, 7/30/2009                                                526,486
        16,000,000  Spanish Government, 10.000%, 2/28/2005                                              147,405
        31,900,000  Spanish Govt. Bond, 8.000%, 4/30/2006                                               286,404
         8,540,000  Spanish Govt., Deb., 10.100%, 2/28/2001                                              67,576
                    Total                                                                             1,027,871
Swedish Krona--0.1%
           800,000  Sweden, 6.000%, 2/9/2005                                                            107,945
           500,000  Sweden, Deb., 13.000%, 6/15/2001                                                     74,861
                    Total                                                                               182,806
United Kingdom Pound--0.3%
           187,000  British Gas Plc, 8.875%, 7/8/2008                                                   381,151
        Foreign
        Currency
       Par Amount
      or Principal                                                                                Value in U.S.
         Amount                                                                                      Dollars
Bonds--continued
Foreign Bonds--continued
United Kingdom Pound--continued
$           38,000  U.K. Treasury, Deb., 8.500%, 12/7/2005                                     $         76,343
                    Total                                                                               457,494
United States Dollars--0.1%
           115,000  Federal National Mortgage Association, 6.500%, 7/10/2002                             76,251
            90,000  Goldman Sachs Group, LP, Bond, 5.375%, 4/15/2008                                     52,537
           120,000  Tennesee Valley Authority - Global Bond, 6.375%, 9/18/2006                           80,430
                    Total                                                                               209,218
                    Total Foreign Bonds                                                               7,420,476
                    Total Bonds (identified cost $43,448,050)                                        33,313,831
                    Total Investments (identified cost $133,123,089)(d)                        $    149,967,188


 * The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and minimize trading costs. The underlying face amount, at value of open index futures contracts is $18,966,750 at November 30, 1998.
 (a) Non-income producing security.
 (b) Denotes a restricted security which is subjected to restrictions on resale under Federal Securities laws. At November 30, 1998, these securities amounted to $157,461 which represents 0.1% of net assets.
 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
 (d) The cost of investments for federal tax purposes amounts to $133,359,314. The net unrealized appreciation of investments on a federal tax basis amounts to $16,607,874 which is comprised of $20,082,874 appreciation and $3,475,000 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($150,520,448) at November 30, 1998.

The following acronyms are used throughout this portfolio:

FRN   --Floating Rate Note
LP    --Limited Partnership
MBIA  --Municipal Bond Investors Assurance
PLC   --Public Limited Company
SA    --Support Agreement
SPA   --Standby Purchase Agreement

(See Notes which are an integral part of the Financial Statements)



                      STATEMENT OF ASSETS AND LIABILITIES

                    Federated Managed Aggressive Growth Fund

                               November 30, 1998

Assets:
Total investments in securities, at value (identified cost $133,123,089 and tax cost $133,359,314)                     $149,967,188
Cash                                                                                                                          1,547
Cash denominated in foreign currency (identified cost $1,570)                                                                 1,559
Income receivable                                                                                                           538,725
Receivable for investments sold                                                                                             557,600
Receivable for shares sold                                                                                                1,003,410
Net receivable for foreign currency exchange contract sold                                                                       72
Deferred organizational costs                                                                                                11,404
Other assets                                                                                                                    832
  Total assets                                                                                                          152,082,337
Liabilities:
Payable for investments purchased                                                                            $762,310
Payable for shares redeemed                                                                                   208,209
Payable for taxes withheld                                                                                      3,197
Payable for daily variation margin                                                                            487,415
Accrued expenses                                                                                              100,758
  Total liabilities                                                                                                       1,561,889
Net Assets for 10,665,457 shares outstanding                                                                           $150,520,448
Net Assets Consist of:
Paid in capital                                                                                                        $126,137,129
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency                 18,653,315
Accumulated net realized gain on investments and foreign currency transactions                                            5,635,193
Undistributed net investment income                                                                                          94,811
  Total Net Assets                                                                                                     $150,520,448
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$88,113,257 / 6,239,786 shares outstanding                                                                                   $14.12
Select Shares:
$62,407,191 / 4,425,671 shares outstanding                                                                                   $14.10

(See Notes which are an integral part of the Financial Statements)




                            STATEMENT OF OPERATIONS

                    Federated Managed Aggressive Growth Fund

                          Year Ended November 30, 1998

Investment Income:
Dividends (net of foreign taxes withheld of $46,617)                                                $ 1,642,709
Interest (net of foreign taxes withheld of $3,884)                                                    2,251,575
  Total income                                                                                        3,894,284
Expenses:
Investment advisory fee                                                                $1,048,670
Administrative personnel and services fee                                                 155,001
Custodian fees                                                                             62,064
Transfer and dividend disbursing agent fees and expenses                                  170,598
Directors'/Trustees' fees                                                                   4,014
Auditing fees                                                                              18,007
Legal fees                                                                                  4,014
Portfolio accounting fees                                                                  65,937
Distribution services fee--Select Shares                                                  406,320
Shareholder services fee--Institutional Shares                                            214,116
Shareholder services fee--Select Shares                                                   135,440
Share registration costs                                                                   46,709
Printing and postage                                                                       50,030
Insurance premiums                                                                          4,017
Taxes                                                                                       3,033
Miscellaneous                                                                              45,687
  Total expenses                                                                        2,433,657
Waivers--
  Waiver of investment advisory fee                                        $(176,779)
  Waiver of distribution services fee--Select Shares                        (135,440)
  Waiver of shareholder services fee--Institutional Shares                  (171,293)
    Total waivers                                                                        (483,512)
      Net expenses                                                                                    1,950,145
        Net investment income                                                                         1,944,139
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and
 Future Contracts:
Net realized gain on investments, foreign currency transactions and                                   6,242,566
 futures contracts
Net change in unrealized appreciation of investments,translation of                                   6,099,080
 assets and liabilities in foreign currency and futures contracts
  Net realized and unrealized gain on investments, foreign currency                                  12,241,646
   transactions and futures contracts
    Change in net assets resulting from operations                                                  $14,185,785

(See Notes which are an integral part of the Financial Statements)




                       STATEMENT OF CHANGES IN NET ASSETS

                    Federated Managed Aggressive Growth Fund

                                                                                                    Year Ended November 30,
                                                                                                      1998           1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                             $  1,944,139   $  1,910,498
Net realized gain on investments, foreign currency transactions and futures contracts
($7,626,184 and $6,480,249, respectively, as computed for federal tax purposes)                      6,142,566      6,131,980
Net change in unrealized appreciation of investments, translation of
assets and liabilities in foreign currency transactions and futures contracts                        6,099,080      5,658,166
  Change in net assets resulting from operations                                                    14,185,785     13,700,644
Distributions to Shareholders--
Distributions from net investment income
  Institutional Shares                                                                              (1,356,572)    (1,427,543)
  Select Shares                                                                                       (480,406)      (678,606)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
  Institutional Shares                                                                              (3,897,324)    (1,462,069)
  Select Shares                                                                                     (2,343,704)      (920,615)
    Change in net assets resulting from distributions to shareholders                               (8,078,006)    (4,488,833)
Share Transactions--
Proceeds from sale of shares                                                                        59,338,862     65,432,150
Net asset value of shares issued to shareholders in payment of distributions declared                7,109,318      3,820,798
Cost of shares redeemed                                                                            (43,820,551)   (37,784,914)
  Change in net assets resulting from share transactions                                            22,627,629     31,468,034
    Change in net assets                                                                            28,735,408     40,679,845
Net Assets:
Beginning of period                                                                                121,785,040     81,105,195
End of period (including undistributed net investment income of $94,811 at November 30,1998)      $150,520,448   $121,785,040


(See Notes which are an integral part of the Financial Statements)


                  FINANCIAL HIGHLIGHTS-- INSTITUTIONAL SHARES

                    Federated Managed Aggressive Growth Fund

(For a share outstanding throughout each period)

                                                                                   Year Ended November 30,
                                                                        1998      1997      1996      1995     1994(a)
Net asset value, beginning of period                                  $ 13.58   $ 12.52   $ 11.59   $  9.82   $ 10.00
Income from investment operations
  Net investment income                                                  0.23      0.30      0.33      0.35      0.17
  Net realized and unrealized gain (loss)
  on investments, foreign currency transactions and
  futures contracts                                                      1.22      1.43      1.24      1.77     (0.25)
  Total from investment operations                                       1.45      1.73      1.57      2.12     (0.08)
Less distributions
Distributions from net investment income                                (0.22)    (0.31)    (0.38)    (0.33)    (0.10)
  Distributions from net realized gain on investments,
  foreign currency transactions and futures contracts                   (0.69)    (0.36)    (0.26)    (0.02)       --
  Total distributions                                                   (0.91)    (0.67)    (0.64)    (0.35)    (0.10)
Net asset value, end of period                                        $ 14.12   $ 13.58   $ 12.52   $ 11.59   $  9.82
Total return (b)                                                        11.34%    14.40%    14.13%    21.96%    (0.87%)
Ratios to average net assets
  Expenses                                                               1.12%     1.05%     1.05%     1.00%   0.89%*
  Net investment income                                                  1.66%     2.27%     2.96%     3.42%   3.42%*
  Expense waiver/reimbursement (c)                                       0.33%     0.52%     0.88%     1.71%   1.72%*(d)
Supplemental data
  Net assets, end of period (000 omitted)                             $88,113   $76,271   $49,715   $25,611   $15,696
  Portfolio turnover                                                      123%      115%       86%      139%       77%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period January 27, 1994, the Fund had no investment activity.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




                     FINANCIAL HIGHLIGHTS -- SELECT SHARES

                    Federated Managed Aggressive Growth Fund

(For a share outstanding throughout each period)

                                                                                   Year Ended November 30,
                                                                        1998      1997      1996      1995     1994(a)
Net asset value, beginning of period                                  $ 13.56   $ 12.50   $ 11.59   $  9.80   $ 10.00
Income from investment operations
  Net investment income                                                  0.15      0.18      0.28      0.17      0.13
  Net realized and unrealized gain                                       1.21      1.46      1.19      1.89     (0.25)
  (loss) on investments, foreign currency transactions
  and futures contracts
  Total from investment operations                                       1.36      1.64      1.47      2.06     (0.12)
Less distributions
  Distributions from net investment income                              (0.13)    (0.22)    (0.30)    (0.25)    (0.08)
  Distributions from net realized gain on investments,                  (0.69)    (0.36)    (0.26)    (0.02)       --
  foreign currency transactions and futures contracts
  Total distributions                                                   (0.82)    (0.58)    (0.56)    (0.27)    (0.08)
Net asset value, end of period                                        $ 14.10   $ 13.56   $ 12.50   $ 11.59   $  9.80
Total return (b)                                                        10.58%    13.66%    13.22%    21.36%    (1.20%)
Ratios to average net assets
  Expenses                                                               1.82%     1.75%     1.75%     1.75%   1.64%*
  Net investment income                                                  0.96%     1.29%     2.26%     2.65%   2.67%*
  Expense waiver/reimbursement (c)                                       0.38%     0.57%     0.93%     1.71%   1.97%*(d)
Supplemental data
  Net assets, end of period (000 omitted)                             $66,407   $45,514   $31,390   $12,342   $ 1,673
  Portfolio turnover                                                      123%      115%       86%      139%       77%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period January 27, 1994, the Fund had no investment activity.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




                         NOTES TO FINANCIAL STATEMENTS

                    Federated Managed Aggressive Growth Fund

                               November 30, 1998

Organization

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/

dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income and gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and passive foreign investment company transactions. The following reclassifications have been made to the financial statements.

                                       Increase (Decrease)
                                                Accumulated
         Accumulated Net                  Distributions in Excess
       Realized Gain/Loss                of Net Investment Income             Paid-In Capital
           $(416,609)                             $139,282                       $277,327

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable county's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended November 30, 1998, the Fund had realized gains of $165,335 on future contracts.

At November 30, 1998, the Fund had outstanding futures contracts as set forth below:

                                 Contracts to                    Net Notional   Unrealized
Expiration Date                Deliver/Receive         Position     Amount     Appreciation
December 1998              55 S&P 500 Index Futures      Long     $14,692,218    $1,255,773
December 1998            15 Russell 2000 Index Future    Long       2,982,375        36,384
                                                                                 $1,292,157

Foreign Exchange Contracts

The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At November 30, 1998, the Fund had no outstanding forward foreign currency contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at November 30, 1998 is as follows:

Security                            Acquisition Date                Acquisition Cost
Norwich Union PLC                   6/16/97-10/20/98                     141,915
Panafon SA                             11/20/98                           20,280

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                                             Year Ended November 30,
                                                                                         1998                        1997
Institutional Shares                                                            Shares        Amount        Shares        Amount
Shares sold                                                                    2,569,836   $ 34,985,268    3,204,660   $ 41,207,438
Shares issued to shareholders in payment of distributions declared               345,374      4,473,527      189,433      2,352,593
Shares redeemed                                                               (2,291,789)   (31,303,549)  (1,748,701)   (22,354,908)
  Net change resulting from Institutional share transactions                     623,421   $  8,155,246    1,645,392   $ 21,205,123

                                                                                            Year Ended November 30,
                                                                                            1998              1997
Select Shares                                                                   Shares            Amount        Shares        Amount
Shares sold                                                                    1,786,848   $ 24,353,594    1,899,443   $ 24,224,712
Shares issued to shareholders in payment of distributions declared               204,251      2,635,791      118,629      1,468,205
Shares redeemed                                                                 (921,602)   (12,517,002)  (1,173,146)   (15,430,006)
  Net change resulting from Select share transactions                          1,069,497   $ 14,472,382      844,926   $ 10,262,911
  Net change resulting from share transactions                                 1,692,918   $ 22,627,629    2,490,318   $ 31,468,034

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), theSub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fundexpense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distribution can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $88,333 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:

Purchases                                        $179,086,340
Sales                                            $157,827,674

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 1998, the diversification of industries for non-U.S. issuers, was as follows:

                                                   Percentage                                           Percentage
Industry                                        of Net Assets   Industry                              of Net Assets
Aerospace & Military Technology                           0.3%  Industrial Components                       0.1%
Agency                                                    0.4   Insurance                                   1.8
Appliances & Household Durables                           0.1   Leisure & Tourism                           0.3
Automobile                                                0.6   Machinery & Engineering                     0.4
Banking                                                   1.7   Merchandising                               0.4
Beverage & Tobacco                                        0.3   Metals--Non Ferrous                         0.1
Broadcasting & Publishing                                 0.3   Metals--Steel                               0.0
Business & Public Services                                0.5   Multi-Industry                              0.1
Chemicals                                                 0.2   Publishing--Newspapers                      0.2
Construction & Housing                                    0.4   Real Estate                                 0.3
Data Processing & Reproduction                            0.7   Recreation, Other Consumer Goods            0.1
Electrical & Electronics                                  0.7   Sovereign                                   2.7
Electronic Components, Instruments                        0.2   Sovereign Government                        0.8
Energy Sources                                            0.7   State/Provincial                            0.0
Financial (Diversified)                                   0.0   Supranational                               0.2
Financial Intermediaries                                  0.1   Telecommunications                          0.8
Financial Services                                        0.9   Utilities                                   0.3
Food & Household Products                                 0.5   Utilities--Electrical & Gas                 0.2
Gold/Precious Metals Mining                               0.0   Wholesale & International Trade             0.1
Health & Personal Care                                    1.0

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Subsequent Event
On January 7, 1999, the sub-adviser, Federated Global Research Corp., changed its name to Federated Global Investment Management Corp.





                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF

TRUSTEES OF MANAGED SERIES TRUST (FEDERATED MANAGED AGGRESSIVE GROWTH FUND):

We have audited the accompanying statement of assets and liabilities of Federated Managed Aggressive Growth Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Aggressive Growth Fund, an investment portfolio of Managed Series Trust, as November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts
January 15, 1999

                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                              William J. Copeland
                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.
                                Glen R. Johnson
                                Peter E. Madden
                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                     Executive Vice President and Secretary

                               Richard B. Fisher
                                 Vice President

                               Richard J. Thomas
                                   Treasurer

                               Karen M. Brownlee
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



[LOGO OF FEDERATED INVESTORS]




Federated Managed
Aggressive
Growth Fund


Institutional Shares
Select Shares

Annual Report
to Shareholders
November 30, 1998





Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400
www.federatedinvestors.com


Cusip 56166K701
Cusip 56166K800
G00769-01 (1/99)             [RECYCLED LOGO]


APPENDIX

A. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Growth and Income Fund (Institutional Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Government/Corporate Index (LBG/CI) is represented by a dotted line. Managed Growth and Income Indices Blend (MGIIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund, the LBG/CI, and the MGIIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $5,000 increments ranging from $20,000 to $45,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBG/CI and the MGIIB; the ending values are $39,787, $37,007, and $42,427, respectively. Below the legend are the one-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1998; the Average Annual Total Returns are 11.19% and 10.83%, respectively.

B. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Growth and Income Fund (Select Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Government/Corporate Index (LBG/CI) is represented by a dotted line. Managed Growth and Income Indices Blend (MGIIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the LBG/CI, and the MGIIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $2,000 increments ranging from $8,000 to $18,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBG/CI and the MGIIB; the ending values are $15,444, $14,803, and $16,971, respectively. Below the legend are the one-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1998; the Average Annual Total Returns are 10.51% and 10.09%, respectively.

Federated Managed Aggressive Growth Fund (is shares)

C. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Aggressive Growth Fund (Institutional Shares) (the "Fund") is represented by a solid black line. The Standard and Poor's 500 (S&P 500) is represented by a dotted line. Managed Aggressive Growth Indices Blend (MAGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund, the S&P 500, and the MAGIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $10,000 increments ranging from $20,000 to $80,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the MAGIB; the ending values are $43,938, $70,448, and $48,958, respectively. Below the legend are the one-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1998; the Average Annual Total Returns are 11.34% and 13.29%, respectively.

Federated Managed Aggressive Growth Fund (select shares)

D. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Aggressive Growth Fund (Select Shares) (the "Fund") is represented by a solid black line. The Standard and Poor's 500 (S&P 500) is represented by a dotted line. Managed Aggressive Growth Indices Blend (MAGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the S&P 500, and the MAGIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $3,000 increments ranging from $9,000 to $30,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the MAGIB; the ending values are $17,180, $28,179, and $19,600, respectively. Below the legend are the one-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1998; the Average Annual Total Returns are 10.58% and 12.54%, respectively.

E. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Income Fund (Institutional Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Government/Corporate Index (LBG/CI) is represented by a dotted line. The Managed Income Indices Blend (MIIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund, the LBG/CI, and the MIIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $5,000 increments ranging from $20,000 to $40,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBG/CI and the MIIB; the ending values are $37,007, $36,976, and $37,879, respectively. Below the legend are the one-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1998; the Average Annual Total Returns are 10.06% and 9.05%, respectively.

F. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Income Fund (Select Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Government/Corporate Index (LBG/CI) is represented by a dotted line. The Managed Income Indices Blend (MIIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the LBG/CI, and the MIIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $2,000 increments ranging from $8,000 to $16,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBG/CI and the MIIB; the ending values are $14,320, $14,803, and $15,151, respectively. Below the legend are the one-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1998; the Average Annual Total Returns are 9.29% and 8.27%, respectively.

G. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Growth Fund (Institutional Shares) (the "Fund") is represented by a solid black line. The Standard and Poor's 500 (S&P 500) is represented by a dotted line. Managed Growth Indices Blend (MGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund, the S&P 500, and the MGIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $10,000 increments ranging from $20,000 to $80,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the MGIB; the ending values are $42,703, $70,448, and $46,806, respectively. Below the legend are the one-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1998; the Average Annual Total Returns are 10.56% and 12.58%, respectively.

H. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Growth Fund (Select Shares) (the "Fund") is represented by a solid black line. The Standard and Poor's 500 (S&P 500) is represented by a dotted line. Managed Growth Indices Blend (MGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the S&P 500, and the MGIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $5,000 increments ranging from $9,000 to $29,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the MGIB; the ending values are $16,554, $28,179, and $18,723, respectively. Below the legend are the one-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1998; the Average Annual Total Returns are 9.80% and 11.80%, respectively.